UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Explanatory Note:

The Registrant is filing this amendment (the “Amendment”) to its Form N-CSR that was filed with the Securities and Exchange Commission on September 6, 2024 (“Form N-CSR”) to include updated gross expense ratios in the financial highlights for the Carillon Scout Small Cap Fund for the period January 1, 2024 through June 30, 2024. Other than the aforementioned revisions, the Amendment does not amend, update or change any other items or disclosures found the Form N-CSR.

Item 1. Reports to Shareholders

(a) The registrant’s Semi-Annual Reports for the six-month period ended June 30, 2024, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

Carillon Chartwell Mid Cap Value Fund
Class A | BERAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$21*	1.20%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR_SAR_14214M393

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR_SAR_14214M393

Carillon Chartwell Mid Cap Value Fund
Class C | BERBX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$34*	1.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR_SAR_14214M385

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR_SAR_14214M385

Carillon Chartwell Mid Cap Value Fund
Class I | BERCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$45	0.90%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR_SAR_16140T301

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR_SAR_16140T301

Carillon Chartwell Mid Cap Value Fund
Class R-6 | BERDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$14*	0.80%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR_SAR_14214M377

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR_SAR_14214M377

Carillon Chartwell Small Cap Growth Fund
Class A | CWSAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$25*	1.35%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR_SAR_14214M369

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR_SAR_14214M369

Carillon Chartwell Small Cap Growth Fund
Class C | CWSBX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$38*	2.10%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR_SAR_14214M351

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR_SAR_14214M351

Carillon Chartwell Small Cap Growth Fund
Class I | CWSGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$57	1.05%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR_SAR_16140T608

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR_SAR_16140T608

Carillon Chartwell Small Cap Growth Fund
Class R-6 | CWSRX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$17*	0.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR_SAR_14214M344

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR_SAR_14214M344

Carillon Chartwell Small Cap Value Fund
Class A | CWSCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$24*	1.35%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR_SAR_14214M336

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR_SAR_14214M336

Carillon Chartwell Small Cap Value Fund
Class C | CWSHX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$38*	2.10%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR_SAR_14214M328

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR_SAR_14214M328

Carillon Chartwell Small Cap Value Fund
Class I | CWSIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$52	1.05%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR_SAR_16140T509

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR_SAR_16140T509

Carillon Chartwell Small Cap Value Fund
Class R-6 | CWSWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$17*	0.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR_SAR_14214M310

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR_SAR_14214M310

Carillon ClariVest Capital Appreciation Fund
Class A | HRCPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$55	1.00%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR_SAR_14214L106

Carillon ClariVest Capital Appreciation Fund
Class C | HRCCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$96	1.75%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR_SAR_14214L205

Carillon ClariVest Capital Appreciation Fund
Class I | HRCIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$39	0.70%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR_SAR_14214L304

Carillon ClariVest Capital Appreciation Fund
Class R-6 | HRCUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.60%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR_SAR_14214L601

Carillon ClariVest International Stock Fund
Class A | EISAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$66	1.25%
Key Fund Statistics (as of June 30, 2024)
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L825

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L825

Carillon ClariVest International Stock Fund
Class C | EISDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$105	1.99%
Key Fund Statistics (as of June 30, 2024)
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L817

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L817

Carillon ClariVest International Stock Fund
Class I | EISIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$50	0.95%
Key Fund Statistics (as of June 30, 2024)
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L791

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L791

Carillon ClariVest International Stock Fund
Class R-6 | EISVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$45	0.85%
Key Fund Statistics (as of June 30, 2024)
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L767

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L767

Carillon Eagle Growth & Income Fund
Class A | HRCVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$50	0.98%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Broadcom, Inc.	4.6%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Oracle Corp.	3.8%
The Goldman Sachs Group, Inc.	3.5%
Eaton Corp. PLC	3.2%
The PNC Financial Services Group, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Merck & Co., Inc.	2.9%

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR_SAR_14214L809

Carillon Eagle Growth & Income Fund
Class C | HIGCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$88	1.71%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Broadcom, Inc.	4.6%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Oracle Corp.	3.8%
The Goldman Sachs Group, Inc.	3.5%
Eaton Corp. PLC	3.2%
The PNC Financial Services Group, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Merck & Co., Inc.	2.9%

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR_SAR_14214L882

Carillon Eagle Growth & Income Fund
Class I | HIGJX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$37	0.72%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Broadcom, Inc.	4.6%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Oracle Corp.	3.8%
The Goldman Sachs Group, Inc.	3.5%
Eaton Corp. PLC	3.2%
The PNC Financial Services Group, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Merck & Co., Inc.	2.9%

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR_SAR_14214L874

Carillon Eagle Growth & Income Fund
Class R-6 | HIGUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.64%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Broadcom, Inc.	4.6%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Oracle Corp.	3.8%
The Goldman Sachs Group, Inc.	3.5%
Eaton Corp. PLC	3.2%
The PNC Financial Services Group, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Merck & Co., Inc.	2.9%

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR_SAR_14214L841

Carillon Eagle Mid Cap Growth Fund
Class A | HAGAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$54	1.06%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR_SAR_14214L668

Carillon Eagle Mid Cap Growth Fund
Class C | HAGCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$88	1.74%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR_SAR_14214L650

Carillon Eagle Mid Cap Growth Fund
Class I | HAGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$38	0.75%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR_SAR_14214L643

Carillon Eagle Mid Cap Growth Fund
Class R-6 | HRAUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.66%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR_SAR_14214L619

Carillon Eagle Small Cap Growth Fund
Class A | HRSCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$61	1.18%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR_SAR_14214L510

Carillon Eagle Small Cap Growth Fund
Class I | HSIIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$46	0.88%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR_SAR_14214L486

Carillon Eagle Small Cap Growth Fund
Class C | HSCCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$97	1.88%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR_SAR_14214L494

Carillon Eagle Small Cap Growth Fund
Class R-6 | HSRUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$40	0.78%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR_SAR_14214L452

Carillon Scout Mid Cap Fund
Class A | CSMEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$66	1.26%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR_SAR_14214M807

Carillon Scout Mid Cap Fund
Class C | CSMFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$104	2.00%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR_SAR_14214M880

Carillon Scout Mid Cap Fund
Class I | UMBMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$50	0.96%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR_SAR_14214M872

Carillon Scout Mid Cap Fund
Class R-6 | CSMUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$45	0.86%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR_SAR_14214M849

Carillon Scout Small Cap Fund
Class A | CSSAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.16%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Small Cap Fund	PAGE 1	TSR_SAR_14214M823

Carillon Scout Small Cap Fund
Class C | CSSJX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$98	1.90%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Small Cap Fund	PAGE 1	TSR_SAR_14214M815

Carillon Scout Small Cap Fund
Class I | UMBHX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$49	0.95%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Small Cap Fund	PAGE 1	TSR_SAR_14214M799

Carillon Scout Small Cap Fund
Class R-6 | CSSVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$44	0.85%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Small Cap Fund	PAGE 1	TSR_SAR_14214M765

Carillon Chartwell Real Income Fund
Class A | BERGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$17*	0.94%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 1	TSR_SAR_14214M468

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 2	TSR_SAR_14214M468

Carillon Chartwell Real Income Fund
Class C | BERHX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$30*	1.69%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 1	TSR_SAR_14214M450

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 2	TSR_SAR_14214M450

Carillon Chartwell Real Income Fund
Class I | BERIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$32	0.64%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 1	TSR_SAR_16140T202

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 2	TSR_SAR_16140T202

Carillon Chartwell Real Income Fund
Class R-6 | BERSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$10*	0.54%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 1	TSR_SAR_14214M310

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 2	TSR_SAR_14214M310

Carillon Chartwell Short Duration High Yield Fund
Class A | CWFAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$14*	0.79%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR_SAR_14214M435

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR_SAR_14214M435

Carillon Chartwell Short Duration High Yield Fund
Class C | CWFCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$28*	1.54%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR_SAR_14214M427

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR_SAR_14214M427

Carillon Chartwell Short Duration High Yield Fund
Class I | CWFIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$25	0.49%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR_SAR_16140T400

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR_SAR_16140T400

Carillon Chartwell Short Duration High Yield Fund
Class R-6 | CWFRX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$7*	0.39%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.
Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR_SAR_14214M419

Changes in and Disagreements with Accountants
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR_SAR_14214M419

Carillon Reams Core Bond Fund
Class A | CRCBX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.75%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR_SAR_14214L270

Carillon Reams Core Bond Fund
Class C | CRCDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$75	1.52%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR_SAR_14214L262

Carillon Reams Core Bond Fund
Class I | SCCIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$21	0.43%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR_SAR_14214L254

Carillon Reams Core Bond Fund
Class R-6 | CRCUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$18	0.37%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR_SAR_14214L221

Carillon Reams Core Plus Bond Fund
Class A | SCPDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$40	0.80%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR_SAR_14214M666

Carillon Reams Core Plus Bond Fund
Class C | SCPEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$77	1.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR_SAR_14214M658

Carillon Reams Core Plus Bond Fund
Class I | SCPZX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$23	0.47%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR_SAR_14214M641

Carillon Reams Core Plus Bond Fund
Class R-6 | SCPWX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$20	0.40%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR_SAR_14214M617

Carillon Reams Unconstrained Bond Fund
Class A | SUBDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$45	0.90%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR_SAR_14214M740

Carillon Reams Unconstrained Bond Fund
Class C | SUBEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$81	1.62%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR_SAR_14214M732

Carillon Reams Unconstrained Bond Fund
Class I | SUBFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$29	0.57%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR_SAR_14214M724

Carillon Reams Unconstrained Bond Fund
Class R-6 | SUBTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$24	0.48%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years
Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
What did the Fund invest in? (% of net assets, as of  June 30, 2024)

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR_SAR_14214M682

Item 1. Reports to Shareholders (Continued)

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of the financial statements filed under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s Financial Statements and Financial Highlights for the six-month period ended June 30, 2024, are as follows:

Carillon Chartwell Mid Cap Value Fund
Carillon Chartwell Small Cap Growth Fund
Carillon Chartwell Small Cap Value Fund
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout Mid Cap Fund
Carillon Scout Small Cap Fund
Carillon Chartwell Real Income Fund
Carillon Chartwell Short Duration High Yield Fund
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
Core Financial Statements
June 30, 2024

Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Aerospace & Defense — 5.0%
CAE, Inc.(a)	26,385	$490,233
L3Harris Technologies, Inc.	3,569	801,526
		1,291,759
Banks — 5.2%
First Horizon Corp.	35,915	566,379
M&T Bank Corp.	1,855	280,773
Pinnacle Financial Partners, Inc.	6,024	482,161
		1,329,313
Chemicals — 2.9%
FMC Corp.	12,888	741,704
Construction Materials — 1.4%
Vulcan Materials Co.	1,477	367,300
Consumer Finance — 2.2%
Synchrony Financial	11,776	555,709
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree, Inc.(a)	4,361	465,624
Containers & Packaging — 1.4%
Crown Holdings, Inc.	4,822	358,709
Electrical Equipment — 2.6%
Regal Rexnord Corp.	4,838	654,194
Electronic Equipment, Instruments & Components — 5.5%
Keysight Technologies, Inc.(a)	4,077	557,530
Littelfuse, Inc.	3,316	847,536
		1,405,066
Energy Equipment & Services — 2.0%
Baker Hughes Co.	14,733	518,160
Entertainment — 1.9%
Electronic Arts, Inc.	3,565	496,712
Financial Services — 2.3%
Global Payments, Inc.	6,026	582,714
Food Products — 4.2%
Conagra Brands, Inc.	22,899	650,790
Tyson Foods, Inc. - Class A	7,280	415,979
		1,066,769
Ground Transportation — 2.4%
Norfolk Southern Corp.	2,852	612,296
Health Care Equipment & Supplies — 2.0%
Hologic, Inc.(a)	6,924	514,107

	Shares	Value
Health Care Providers & Services — 4.0%
Humana, Inc.	1,150	$429,698
Quest Diagnostics, Inc.	4,265	583,793
		1,013,491
Health Care REITs — 2.3%
Alexandria Real Estate Equities, Inc.	4,967	580,990
Hotels, Restaurants & Leisure — 6.5%
Expedia Group, Inc.(a)	7,085	892,639
Restaurant Brands International, Inc.	10,969	771,889
		1,664,528
Insurance — 4.9%
The Allstate Corp.	3,139	501,173
The Hanover Insurance Group, Inc.	5,931	743,984
		1,245,157
IT Services — 2.2%
Cognizant Technology Solutions Corp. - Class A	8,478	576,504
Life Sciences Tools & Services — 2.9%
Avantor, Inc.(a)	34,744	736,573
Machinery — 8.3%
Gates Industrial Corp. PLC(a)	62,312	985,153
Snap-on, Inc.	2,181	570,091
The Middleby Corp.(a)	4,554	558,366
		2,113,610
Multi-Utilities — 8.1%
Ameren Corp.	8,025	570,658
CMS Energy Corp.	10,473	623,457
Public Service Enterprise Group, Inc.	11,940	879,978
		2,074,093
Oil, Gas & Consumable Fuels — 3.4%
Chesapeake Energy Corp.	4,087	335,911
Diamondback Energy, Inc.	2,685	537,510
		873,421
Real Estate Management & Development — 2.9%
Jones Lang LaSalle, Inc.(a)	3,654	750,093
Residential REITs — 2.0%
Mid-America Apartment Communities, Inc.	3,683	525,233
Retail REITs — 2.4%
Brixmor Property Group, Inc.	26,718	616,919
Specialized REITs — 1.5%
SBA Communications Corp.	1,978	388,281

The accompanying notes are an integral part of these financial statements.

1

Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 2.4%
AutoZone, Inc.(a)	205	$607,641
TOTAL COMMON STOCKS (Cost $21,652,355)		24,726,670
TOTAL INVESTMENTS — 96.6% (Cost $21,652,355)		$24,726,670
Other Assets in Excess of Liabilities - 3.4%		861,927
TOTAL NET ASSETS — 100.0%		$25,588,597

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.2%
Aerospace & Defense — 1.9%
AAR Corp.(a)	3,195	$232,277
AeroVironment, Inc.(a)	715	130,244
		362,521
Automobile Components — 1.8%
Modine Manufacturing Co.(a)	3,431	343,752
Banks — 2.4%
Banc of California, Inc.	10,581	135,225
Pinnacle Financial Partners, Inc.	1,889	151,196
Wintrust Financial Corp.	1,879	185,194
		471,615
Biotechnology — 10.7%
ADMA Biologics, Inc.(a)	43,027	481,042
Biohaven Ltd.(a)	2,378	82,540
Ideaya Biosciences, Inc.(a)	2,465	86,546
Immunovant, Inc.(a)	3,059	80,758
Insmed, Inc.(a)	2,587	173,329
Merus NV(a)	1,075	63,608
Natera, Inc.(a)	5,347	579,027
Spyre Therapeutics, Inc.(a)	986	23,181
Vaxcyte, Inc.(a)	1,907	143,997
Vera Therapeutics, Inc.(a)	2,023	73,192
Viking Therapeutics, Inc.(a)	3,368	178,538
Xenon Pharmaceuticals, Inc.(a)	3,047	118,802
		2,084,560
Broadline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,407	138,125
Building Products — 2.2%
AZZ, Inc.	2,617	202,163
The AZEK Co., Inc(a)	5,584	235,254
		437,417
Chemicals — 1.4%
Avient Corp.	4,913	214,452
Cabot Corp.	718	65,977
		280,429
Commercial Services & Supplies — 1.5%
CECO Environmental Corp.(a)	5,404	155,906
Montrose Environmental Group, Inc.(a)	3,038	135,373
		291,279
Construction & Engineering — 4.2%
Comfort Systems USA, Inc.	1,821	553,803
MYR Group, Inc.(a)	650	88,211
Sterling Infrastructure, Inc.(a)	1,484	175,617
		817,631
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc.(a)	7,778	90,303

	Shares	Value
Electrical Equipment — 0.9%
Powell Industries, Inc.	1,273	$182,548
Electronic Equipment, Instruments & Components — 1.5%
Coherent Corp.(a)	2,599	188,323
Fabrinet(a)	440	107,708
		296,031
Energy Equipment & Services — 1.5%
Tidewater, Inc.(a)	2,072	197,275
Weatherford International PLC(a)	737	90,246
		287,521
Financial Services — 0.9%
NMI Holdings, Inc.(a)	5,359	182,420
Health Care Equipment & Supplies — 6.2%
Glaukos Corp.(a)	910	107,698
Lantheus Holdings, Inc.(a)	3,900	313,131
Merit Medical Systems, Inc.(a)	6,923	595,032
UFP Technologies, Inc.(a)	780	205,819
		1,221,680
Health Care Providers & Services — 3.9%
NeoGenomics, Inc.(a)	8,829	122,458
RadNet, Inc.(a)	4,079	240,335
Tenet Healthcare Corp.(a)	2,968	394,833
		757,626
Hotel & Resort REITs — 1.9%
Ryman Hospitality Properties, Inc.	3,715	370,980
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	5,062	278,916
Churchill Downs, Inc.	896	125,082
Dutch Bros, Inc. - Class A(a)	1,641	67,937
		471,935
Household Durables — 2.1%
Meritage Homes Corp.	1,579	255,561
Tri Pointe Homes, Inc.(a)	4,402	163,975
		419,536
Insurance — 2.6%
HCI Group, Inc.	1,283	118,254
Mercury General Corp.	2,970	157,826
Skyward Specialty Insurance Group, Inc.(a)	6,475	234,265
		510,345
Interactive Media & Services — 0.7%
Reddit, Inc. - Class A(a)	2,166	138,386
Machinery — 2.0%
Crane Co.	1,301	188,619
Oshkosh Corp.	1,856	200,819
		389,438

The accompanying notes are an integral part of these financial statements.

3

Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 0.7%
Magnite, Inc.(a)	10,314	$137,073
Metals & Mining — 0.7%
ATI, Inc.(a)	2,385	132,248
Oil, Gas & Consumable Fuels — 2.9%
Civitas Resources, Inc.	2,758	190,302
Gulfport Energy Corp.(a)	1,345	203,095
Matador Resources Co.	2,948	175,701
		569,098
Personal Care Products — 3.1%
BellRing Brands, Inc.(a)	3,832	218,961
elf Beauty, Inc.(a)	1,856	391,096
		610,057
Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc.(a)	11,740	74,549
ANI Pharmaceuticals, Inc.(a)	1,591	101,315
Axsome Therapeutics, Inc.(a)	960	77,280
Catalent, Inc.(a)	1,328	74,673
Evolus, Inc.(a)	7,073	76,742
Intra-Cellular Therapies, Inc.(a)	2,231	152,801
Liquidia Corp.(a)	7,357	88,284
		645,644
Professional Services — 3.5%
ExlService Holdings, Inc.(a)	5,366	168,278
Huron Consulting Group, Inc.(a)	951	93,673
ICF International, Inc.	1,422	211,110
Parsons Corp.(a)	2,490	203,707
		676,768
Semiconductors & Semiconductor Equipment — 8.3%
ACM Research, Inc. - Class A(a)	3,268	75,360
Credo Technology Group Holding Ltd.(a)	7,364	235,206
MACOM Technology Solutions Holdings, Inc.(a)	4,216	469,958
Onto Innovation, Inc.(a)	1,050	230,538
Power Integrations, Inc.	1,827	128,237
Rambus, Inc.(a)	6,721	394,926
Synaptics, Inc.(a)	554	48,863
Wolfspeed, Inc.(a)	1,861	42,356
		1,625,444
Software — 7.8%
Blackbaud, Inc.(a)	2,694	205,202
Clearwater Analytics Holdings, Inc. - Class A(a)	8,357	154,772
LiveRamp Holdings, Inc.(a)	5,346	165,405
Manhattan Associates, Inc.(a)	1,462	360,646
Nutanix, Inc. - Class A(a)	8,263	469,752
Tenable Holdings, Inc.(a)	4,014	174,930
		1,530,707

	Shares	Value
Specialty Retail — 3.7%
Abercrombie & Fitch Co. - Class A(a)	1,574	$279,920
American Eagle Outfitters, Inc.	7,736	154,411
Burlington Stores, Inc.(a)	632	151,680
Foot Locker, Inc.	5,689	141,770
		727,781
Trading Companies & Distributors — 6.3%
Applied Industrial Technologies, Inc.	1,804	349,976
FTAI Aviation Ltd.	5,834	602,244
Herc Holdings, Inc.	1,375	183,274
SiteOne Landscape Supply, Inc.(a)	860	104,413
		1,239,907
TOTAL COMMON STOCKS (Cost $12,648,763)		18,440,805
TOTAL INVESTMENTS — 94.2% (Cost $12,648,763)		$18,440,805
Other Assets in Excess of Liabilities - 5.8%		1,139,973
TOTAL NET ASSETS — 100.0%		$19,580,778

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Non-income producing security.
The accompanying notes are an integral part of these financial statements.

4

Carillon Chartwell Small Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.8%
AAR Corp.(a)	12,705	$923,653
Moog, Inc. - Class A	7,186	1,202,218
		2,125,871
Air Freight & Logistics — 1.4%
Hub Group, Inc. - Class A	25,227	1,086,022
Automobile Components — 2.4%
Patrick Industries, Inc.	6,515	707,203
Visteon Corp.(a)	10,286	1,097,516
		1,804,719
Banks — 15.7%
Columbia Banking System, Inc.	46,549	925,860
CVB Financial Corp.	57,851	997,351
First Financial Bancorp	38,462	854,626
FNB Corp.	94,861	1,297,698
Independent Bank Group, Inc.	14,275	649,798
Old National Bancorp	82,156	1,412,262
Pacific Premier Bancorp, Inc.	41,812	960,422
Renasant Corp.	37,671	1,150,472
Sandy Spring Bancorp, Inc.	23,563	573,995
Towne Bank	41,969	1,144,495
United Bankshares, Inc.	36,266	1,176,469
United Community Banks, Inc.	25,486	648,873
		11,792,321
Beverages — 1.3%
Primo Water Corp.	44,265	967,633
Capital Markets — 1.3%
PJT Partners, Inc. - Class A	8,899	960,291
Chemicals — 5.9%
Avient Corp.	17,567	766,800
Element Solutions, Inc.	43,661	1,184,086
Methanex Corp.	18,024	869,838
Minerals Technologies, Inc.	19,576	1,627,940
		4,448,664
Commercial Services & Supplies — 1.3%
UniFirst Corp.	5,832	1,000,363
Construction Materials — 0.8%
Eagle Materials, Inc.	2,866	623,240
Consumer Finance — 1.2%
PRA Group, Inc.(a)	44,786	880,493
Containers & Packaging — 1.0%
TriMas Corp.	28,088	717,929
Electric Utilities — 1.9%
PNM Resources, Inc.	39,235	1,450,126

	Shares	Value
Electronic Equipment, Instruments & Components — 4.1%
CTS Corp.	28,290	$1,432,323
IPG Photonics Corp.(a)	4,374	369,122
Plexus Corp.(a)	12,559	1,295,837
		3,097,282
Energy Equipment & Services — 3.8%
Cactus, Inc. - Class A	26,767	1,411,692
ChampionX Corp.	43,796	1,454,465
		2,866,157
Entertainment — 2.1%
Cinemark Holdings, Inc.(a)	71,521	1,546,284
Food Products — 1.2%
Nomad Foods Ltd.	55,126	908,476
Health Care Equipment & Supplies — 2.1%
Enovis Corp.(a)	18,199	822,595
Integer Holdings Corp.(a)	6,785	785,635
		1,608,230
Health Care Providers & Services — 1.0%
Patterson Cos., Inc.	31,572	761,517
Hotel & Resort REITs — 2.0%
Pebblebrook Hotel Trust	37,180	511,225
Ryman Hospitality Properties, Inc.	9,642	962,850
		1,474,075
Hotels, Restaurants & Leisure — 3.9%
Jack in the Box, Inc.	24,179	1,231,678
Six Flags Entertainment Corp.(a)	50,120	1,660,977
		2,892,655
Household Durables — 2.9%
Helen of Troy Ltd.(a)	8,104	751,565
Tri Pointe Homes, Inc.(a)	37,554	1,398,886
		2,150,451
Industrial REITs — 2.1%
First Industrial Realty Trust, Inc.	12,327	585,656
STAG Industrial, Inc.	26,981	972,935
		1,558,591
Insurance — 3.9%
Kemper Corp.	26,846	1,592,773
Selective Insurance Group, Inc.	14,366	1,347,962
		2,940,735
Machinery — 7.4%
Columbus McKinnon Corp.	32,060	1,107,352
EnPro, Inc.	8,432	1,227,446
Gates Industrial Corp. PLC(a)	68,179	1,077,910
John Bean Technologies Corp.	8,147	773,721
Mueller Water Products, Inc. - Class A	77,230	1,383,962
		5,570,391

The accompanying notes are an integral part of these financial statements.

5

Carillon Chartwell Small Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Multi-Utilities — 2.6%
Black Hills Corp.	15,668	$852,026
NorthWestern Energy Group, Inc.	21,308	1,067,104
		1,919,130
Oil, Gas & Consumable Fuels — 4.0%
CNX Resources Corp.(a)	40,451	982,959
Matador Resources Co.	16,809	1,001,817
Southwestern Energy Co.(a)	154,688	1,041,050
		3,025,826
Personal Care Products — 1.0%
Edgewell Personal Care Co.	17,728	712,488
Professional Services — 1.5%
Korn Ferry	16,835	1,130,302
Real Estate Management & Development — 1.7%
Cushman & Wakefield PLC(a)	125,254	1,302,642
Residential REITs — 1.0%
Independence Realty Trust, Inc.	41,041	769,108
Retail REITs — 1.5%
Kite Realty Group Trust	51,225	1,146,416
Semiconductors & Semiconductor Equipment — 2.8%
Diodes, Inc.(a)	8,515	612,484
Ichor Holdings Ltd.(a)	38,229	1,473,728
		2,086,212
Software — 3.4%
Blackbaud, Inc.(a)	9,258	705,182
CommVault Systems, Inc.(a)	7,578	921,258
Progress Software Corp.	17,644	957,363
		2,583,803

	Shares	Value
Specialized REITs — 1.0%
Four Corners Property Trust, Inc.	30,450	$751,202
Specialty Retail — 0.3%
Leslie’s, Inc.(a)	50,447	211,373
Textiles, Apparel & Luxury Goods — 0.9%
Oxford Industries, Inc.	6,962	697,244
Trading Companies & Distributors — 1.3%
Rush Enterprises, Inc. - Class A	22,672	949,277
TOTAL COMMON STOCKS (Cost $55,804,755)		72,517,539
TOTAL INVESTMENTS — 96.5% (Cost $55,804,755)		$72,517,539
Other Assets in Excess of Liabilities - 3.5%		2,668,539
TOTAL NET ASSETS — 100.0%		$75,186,078

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

6

Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	9,000	$2,438,820
General Electric Co.	19,200	3,052,224
		5,491,044
Automobiles — 1.3%
Tesla, Inc.(a)	30,480	6,031,382
Biotechnology — 2.0%
AbbVie, Inc.	42,000	7,203,840
Vertex Pharmaceuticals, Inc.(a)	4,630	2,170,174
		9,374,014
Broadline Retail — 5.6%
Amazon.com, Inc.(a)	138,300	26,726,475
Building Products — 2.2%
Builders FirstSource, Inc.(a)	15,100	2,089,991
Carrier Global Corp.	40,881	2,578,773
Lennox International, Inc.	6,300	3,370,374
Owens Corning	13,100	2,275,732
		10,314,870
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	10,600	1,656,038
BlackRock, Inc.	3,700	2,913,084
The Goldman Sachs Group, Inc.	10,000	4,523,200
		9,092,322
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	14,600	5,117,008
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	7,500	6,374,925
The Kroger Co.	63,400	3,165,562
Wal-Mart, Inc.	58,860	3,985,411
		13,525,898
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	120,900	2,310,399
Electronic Equipment, Instruments & Components — 0.4%
TD SYNNEX Corp.	16,400	1,892,560
Entertainment — 1.2%
Netflix, Inc.(a)	8,800	5,938,944
Financial Services — 4.7%
Block, Inc.(a)	35,500	2,289,395
Fiserv, Inc.(a)	24,100	3,591,864
MasterCard, Inc. - Class A	14,580	6,432,113
Visa, Inc. - Class A	31,990	8,396,415
WEX, Inc.(a)	10,100	1,789,114
		22,498,901
Health Care Equipment & Supplies — 0.6%
Stryker Corp.	8,300	2,824,075

	Shares	Value
Health Care Providers & Services — 3.8%
Centene Corp.(a)	44,900	$2,976,870
McKesson Corp.	11,500	6,716,460
The Cigna Group	14,130	4,670,954
UnitedHealth Group, Inc.	7,730	3,936,580
		18,300,864
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	1,130	4,476,495
DraftKings, Inc. - Class A(a)	38,200	1,458,094
		5,934,589
Household Durables — 0.7%
PulteGroup, Inc.	28,700	3,159,870
Insurance — 0.5%
The Progressive Corp.	10,500	2,180,955
Interactive Media & Services — 11.7%
Alphabet, Inc. - Class A	89,980	16,389,857
Alphabet, Inc. - Class C	70,640	12,956,789
Meta Platforms, Inc. - Class A	50,200	25,311,844
Pinterest, Inc. - Class A(a)	36,200	1,595,334
		56,253,824
IT Services — 0.2%
Okta, Inc.(a)	12,800	1,198,208
Life Sciences Tools & Services — 0.3%
Medpace Holdings, Inc.(a)	3,400	1,400,290
Machinery — 2.1%
Allison Transmission Holdings, Inc.	30,700	2,330,130
Caterpillar, Inc.	7,500	2,498,250
Flowserve Corp.	24,300	1,168,830
Gates Industrial Corp. PLC(a)	76,800	1,214,208
Oshkosh Corp.	15,200	1,644,640
Westinghouse Air Brake Technologies Corp.	8,100	1,280,205
		10,136,263
Passenger Airlines — 0.4%
United Airlines Holdings, Inc.(a)	41,400	2,014,524
Pharmaceuticals — 2.7%
Eli Lilly & Co.	14,470	13,100,849
Professional Services — 0.7%
Leidos Holdings, Inc.	22,200	3,238,536
Semiconductors & Semiconductor Equipment — 16.5%
Applied Materials, Inc.	23,900	5,640,161
Broadcom, Inc.	5,703	9,156,337
Lam Research Corp.	3,200	3,407,520
NVIDIA Corp.	451,000	55,716,540
QUALCOMM, Inc.	24,600	4,899,828
		78,820,386

The accompanying notes are an integral part of these financial statements.

7

Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 20.0%
Adobe, Inc.(a)	12,910	$7,172,021
AppLovin Corp. - Class A(a)	40,100	3,337,122
Cadence Design Systems, Inc.(a)	21,060	6,481,215
Crowdstrike Holdings, Inc. - Class A(a)	4,600	1,762,674
DocuSign, Inc.(a)	26,300	1,407,050
Fair Isaac Corp.(a)	1,400	2,084,124
Informatica, Inc. - Class A(a)	54,700	1,689,136
Intuit, Inc.	3,980	2,615,696
Microsoft Corp.	125,800	56,226,310
Nutanix, Inc. - Class A(a)	43,600	2,478,660
Palantir Technologies, Inc. - Class A(a)	70,500	1,785,765
Pegasystems, Inc.	20,800	1,259,024
Salesforce, Inc.	28,090	7,221,939
		95,520,736
Specialty Retail — 1.1%
The TJX Cos., Inc.	49,200	5,416,920
Technology Hardware, Storage & Peripherals — 12.4%
Apple, Inc.	234,564	49,403,870
Dell Technologies, Inc. - Class C	17,300	2,385,843
Hewlett Packard Enterprise Co.	139,359	2,950,230
HP, Inc.	125,900	4,409,018
		59,148,961

	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	14,200	$1,503,354
TOTAL COMMON STOCKS (Cost $180,118,370)		478,467,021
TOTAL INVESTMENTS — 100.0% (Cost $180,118,370)		$478,467,021
Other Assets in Excess of Liabilities - 0.0%(b)		215,517
TOTAL NET ASSETS — 100.0%		$478,682,538

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Carillon ClariVest International Stock Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.3%
Australia — 2.7%
Aristocrat Leisure Ltd.	54,647	$1,809,659
BHP Group Ltd.	68,506	1,958,030
Commonwealth Bank of Australia	14,712	1,246,270
CSL Ltd.	3,958	776,151
Evolution Mining Ltd.	539,343	1,261,178
Mineral Resources Ltd.	30,661	1,096,913
Qantas Airways Ltd.(a)	904,532	3,520,181
		11,668,382
Brazil — 0.2%
Banco do Brasil S.A.	168,200	801,268
Canada — 7.1%
Agnico Eagle Mines Ltd.	19,700	1,288,517
Air Canada(a)	217,400	2,844,531
Alimentation Couche-Tard, Inc.	44,000	2,469,120
Brookfield Corp.	23,300	969,095
Centerra Gold, Inc.	187,000	1,257,556
Fairfax Financial Holdings Ltd.	2,100	2,389,016
Hudbay Minerals, Inc.	184,400	1,668,705
iA Financial Corp., Inc.	13,700	860,325
Kinross Gold Corp.	226,000	1,881,612
Loblaw Cos. Ltd.	22,000	2,552,100
Metro, Inc.	34,000	1,883,601
Royal Bank of Canada	48,100	5,120,986
Shopify, Inc. - Class A(a)	47,900	3,165,556
WSP Global, Inc.	11,700	1,821,900
		30,172,620
China — 2.8%
Agricultural Bank of China Ltd. - Class H	2,812,000	1,200,264
Bank of China Ltd. - Class H	9,383,000	4,624,009
China CITIC Bank Corp. Ltd. - Class H	1,530,000	980,266
China Construction Bank Corp. - Class H	3,912,000	2,891,837
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	908,806
Jiangxi Copper Co. Ltd. - Class H	587,000	1,168,397
		11,773,579
Denmark — 3.0%
Danske Bank AS	111,259	3,318,414
Novo Nordisk AS - Class B	65,838	9,420,422
		12,738,836
France — 6.8%
Covivio S.A.	17,107	818,028
Eiffage S.A.	31,115	2,859,670
Engie S.A.	146,721	2,101,097
L’Oreal S.A.	5,558	2,446,441
LVMH Moet Hennessy Louis Vuitton SE	3,083	2,367,101
Publicis Groupe S.A.	19,387	2,059,269
Renault S.A.	79,327	4,068,268

	Shares	Value
Sanofi S.A.	26,553	$2,560,855
Schneider Electric SE	5,203	1,247,397
TotalEnergies SE	67,517	4,520,519
Unibail-Rodamco-Westfield SE	28,659	2,264,838
Veolia Environnement S.A.	55,475	1,661,635
		28,975,118
Germany — 3.6%
Bayerische Motoren Werke AG	10,146	959,725
Daimler Truck Holding AG	58,268	2,323,912
Deutsche Telekom AG	139,822	3,514,497
E.ON SE	132,570	1,742,327
Heidelberg Materials AG	20,058	2,073,479
SAP SE	22,724	4,564,699
		15,178,639
Hong Kong — 4.7%
Alibaba Group Holding Ltd.	245,800	2,215,356
Baidu, Inc. - Class A(a)	108,350	1,173,002
CK Hutchison Holdings Ltd.	542,500	2,587,767
CLP Holdings Ltd.	94,500	764,327
JD.com, Inc. - Class A	115,000	1,493,536
Meituan - Class B(a)	135,600	1,927,458
Tencent Holdings Ltd.	76,400	3,624,441
Trip.com Group Ltd.(a)	129,350	6,121,600
		19,907,487
Ireland — 0.7%
PDD Holdings, Inc. - ADR(a)	22,500	2,991,375
Israel — 1.5%
Bank Leumi Le-Israel B.M.	285,125	2,324,222
Teva Pharmaceutical Industries Ltd. - ADR(a)	262,600	4,267,250
		6,591,472
Italy — 2.2%
Enel SpA	332,199	2,305,061
Intesa Sanpaolo SpA	1,436,046	5,336,944
Leonardo SpA	73,250	1,697,116
		9,339,121
Japan — 18.1%
Canon, Inc.	65,200	1,768,723
Daiichi Sankyo Co. Ltd.	43,000	1,494,411
FUJIFILM Holdings Corp.	195,900	4,595,168
Honda Motor Co. Ltd.	287,000	3,085,248
ITOCHU Corp.	122,500	6,021,880
KDDI Corp.	93,400	2,474,307
Kirin Holdings Co. Ltd.	84,500	1,091,537
Marubeni Corp.	196,300	3,639,907
Mitsubishi Corp.	163,200	3,208,168
Mitsubishi UFJ Financial Group, Inc.	332,800	3,591,587
Mitsui & Co. Ltd.	142,600	3,252,224
Mizuho Financial Group, Inc.	118,700	2,498,325
Murata Manufacturing Co. Ltd.	75,200	1,557,270
Nintendo Co. Ltd.	40,000	2,136,063

The accompanying notes are an integral part of these financial statements.

9

Carillon ClariVest International Stock Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Nippon Telegraph & Telephone Corp.	2,954,800	$2,794,069
Nippon Yusen KK	54,000	1,575,553
Olympus Corp.	80,300	1,296,229
Otsuka Holdings Co. Ltd.	67,700	2,860,105
Recruit Holdings Co. Ltd.	42,100	2,265,282
Renesas Electronics Corp.	161,800	3,068,480
Sekisui House Ltd.	83,700	1,860,249
Sony Group Corp.	14,200	1,210,141
Sumitomo Corp.	194,700	4,891,243
Sumitomo Mitsui Financial Group, Inc.	77,400	5,195,470
Takeda Pharmaceutical Co. Ltd.	37,800	980,466
TDK Corp.	95,700	5,884,770
Tokyo Electron Ltd.	5,916	1,295,015
Toyota Motor Corp.	76,100	1,561,380
		77,153,270
Mexico — 0.3%
Cemex S.A.B. de C.V. - ADR	221,600	1,416,024
Netherlands — 3.7%
ASML Holding N.V.	9,289	9,467,040
Iveco Group N.V.	60,186	673,955
NN Group N.V.	63,159	2,935,535
Prosus N.V.(a)	22,211	789,790
Stellantis N.V.	106,623	2,107,800
		15,974,120
Norway — 0.2%
Norsk Hydro ASA	115,415	719,553
Singapore — 0.9%
DBS Group Holdings Ltd.	146,150	3,849,416
South Korea — 4.6%
Hyundai Motor Co.	35,483	7,567,030
Kia Corp.	22,324	2,088,888
Samsung Electronics Co. Ltd.	108,916	6,410,122
SK Hynix, Inc.	19,714	3,345,636
		19,411,676
Spain — 1.8%
Banco Santander S.A.	419,816	1,953,310
Cellnex Telecom S.A.	20,300	660,247
Iberdrola S.A.	138,682	1,799,389
Repsol S.A.	219,397	3,479,348
		7,892,294
Sweden — 1.3%
Atlas Copco AB - Class A	285,346	5,357,730
Switzerland — 3.0%
Nestle S.A.	22,113	2,257,169
Novartis AG	47,794	5,088,707
Roche Holding AG	5,443	1,508,031
Swiss Re AG	13,607	1,686,955

	Shares	Value
UBS Group AG	75,580	$2,219,797
		12,760,659
Taiwan — 8.6%
Asustek Computer, Inc.	290,000	4,438,706
Compal Electronics, Inc.	3,934,000	4,193,658
CTBC Financial Holding Co. Ltd.	2,028,000	2,364,818
Hon Hai Precision Industry Co. Ltd.	433,000	2,850,839
MediaTek, Inc.	143,000	6,158,782
Micro-Star International Co. Ltd.	315,000	1,723,904
Quanta Computer, Inc.	319,000	3,049,528
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	60,700	10,550,267
Wistron Corp.	446,000	1,447,527
		36,778,029
Turkey — 0.4%
Turk Hava Yollari AO(a)	169,112	1,598,950
United Kingdom — 13.1%
3i Group PLC	241,477	9,306,705
AstraZeneca PLC	16,676	2,595,326
BAE Systems PLC	216,032	3,598,352
Barclays PLC	2,016,454	5,328,291
BP PLC	290,931	1,751,623
Coca-Cola Europacific Partners PLC	26,436	1,926,391
Experian PLC	21,220	985,809
GSK PLC	60,968	1,172,667
HSBC Holdings PLC	588,310	5,078,277
Imperial Brands PLC	84,466	2,161,377
Marks & Spencer Group PLC	538,276	1,946,256
RELX PLC	33,968	1,556,370
Rio Tinto PLC	59,809	3,924,548
Rolls-Royce Holdings PLC(a)	696,915	4,002,533
Segro PLC	104,774	1,185,423
Shell PLC	155,400	5,573,864
SSE PLC	66,047	1,491,572
Standard Chartered PLC	234,589	2,118,204
		55,703,588
TOTAL COMMON STOCKS (Cost $310,001,076)		388,753,206
EXCHANGE TRADED FUNDS — 4.8%
iShares MSCI India Exchange Traded Fund(a)	282,600	15,763,428
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund	203,925	4,806,512
TOTAL EXCHANGE TRADED FUNDS (Cost $17,966,823)		20,569,940
PREFERRED STOCKS — 0.9%
Germany — 0.9%
Henkel AG & Co. KGaA	13,984	1,245,091
Volkswagen AG	20,455	2,309,654
TOTAL PREFERRED STOCKS (Cost $3,658,679)		3,554,745

The accompanying notes are an integral part of these financial statements.

10

Carillon ClariVest International Stock Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS — (Continued)
TOTAL INVESTMENTS — 97.0% (Cost $331,626,578)		$412,877,891
Other Assets in Excess of Liabilities - 3.0%		12,841,699
TOTAL NET ASSETS — 100.0%		$425,719,590

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

11

Carillon Eagle Growth & Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Domestic — 87.1%
Air Freight & Logistics — 1.7%
FedEx Corp.	33,090	$ 9,921,706
Banks — 6.8%
JPMorgan Chase & Co.	109,196	22,085,983
The PNC Financial Services Group, Inc.	110,105	17,119,125
		39,205,108
Beverages — 1.7%
PepsiCo, Inc.	59,207	9,765,010
Biotechnology — 2.5%
AbbVie, Inc.	82,815	14,204,429
Capital Markets — 5.6%
BlackRock, Inc.	14,900	11,731,068
The Goldman Sachs Group, Inc.	45,052	20,377,921
		32,108,989
Chemicals — 2.2%
Eastman Chemical Co.	130,921	12,826,330
Communications Equipment — 1.9%
Motorola Solutions, Inc.	28,512	11,007,058
Consumer Staples Distribution & Retail — 2.0%
Target Corp.	76,372	11,306,111
Electric Utilities — 2.7%
NextEra Energy, Inc.	218,038	15,439,271
Electrical Equipment — 1.3%
Emerson Electric Co.	66,283	7,301,735
Food Products — 1.6%
Mondelez International, Inc. - Class A	139,451	9,125,673
Ground Transportation — 1.6%
Union Pacific Corp.	41,891	9,478,258
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	112,930	11,734,556
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	24,589	12,522,194
Hotels, Restaurants & Leisure — 2.8%
McDonald's Corp.	62,377	15,896,155
Household Products — 2.7%
The Procter & Gamble Co.	95,733	15,788,286
Industrial Conglomerates — 2.1%
Honeywell International, Inc.	56,668	12,100,885

	Shares	Value
Industrial REITs — 2.0%
Prologis, Inc.	101,737	$11,426,082
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	142,469	22,285,001
The Williams Cos, Inc.	390,829	16,610,232
		38,895,233
Pharmaceuticals — 2.9%
Merck & Co., Inc.	134,747	16,681,679
Semiconductors & Semiconductor Equipment — 10.2%
Analog Devices, Inc.	70,676	16,132,504
Broadcom, Inc.	16,405	26,338,720
Texas Instruments, Inc.	85,806	16,691,841
		59,163,065
Software — 8.7%
Microsoft Corp.	62,882	28,105,110
Oracle Corp.	155,495	21,955,894
		50,061,004
Specialized REITs — 1.6%
Equinix, Inc.	12,615	9,544,509
Specialty Retail — 7.3%
Best Buy Co., Inc.	135,161	11,392,721
The Home Depot, Inc.	45,347	15,610,251
Tractor Supply Co.	56,533	15,263,910
		42,266,882
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc. - Class C	32,017	4,415,464
Trading Companies & Distributors — 1.5%
Ferguson PLC	45,759	8,861,230
Wireless Telecommunication Services — 2.0%
T-Mobile US, Inc.	67,053	11,813,398
Total Domestic		502,860,300
Foreign — 11.8%
Electrical Equipment — 3.2%
Eaton Corp. PLC	58,710	18,408,520
Electronic Equipment, Instruments & Components — 1.6%
TE Connectivity Ltd.	63,020	9,480,099
Medtronic PLC	179,314	14,113,805
IT Services — 2.0%
Accenture PLC - Class A	37,458	11,365,132
Pharmaceuticals — 2.6%
AstraZeneca PLC - ADR	188,713	14,717,727

The accompanying notes are an integral part of these financial statements.

12

Carillon Eagle Growth & Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — (Continued)
Total Foreign		$68,085,283
TOTAL COMMON STOCKS (Cost $353,660,845)		570,945,583
TOTAL INVESTMENTS — 98.9% (Cost $353,660,845)		$570,945,583
Other Assets in Excess of Liabilities - 1.1%		6,258,497
TOTAL NET ASSETS — 100.0%		$577,204,080

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

13

Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)	332,015	$ 97,692,094
TransDigm Group, Inc.	35,163	44,924,600
		142,616,694
Beverages — 1.5%
Celsius Holdings, Inc.(a)	1,659,065	94,716,021
Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(a)	184,274	44,778,582
Apellis Pharmaceuticals, Inc.(a)	587,363	22,531,244
BioMarin Pharmaceutical, Inc.(a)	495,657	40,807,441
Natera, Inc.(a)	528,963	57,281,403
Neurocrine Biosciences, Inc.(a)	500,113	68,850,557
Sarepta Therapeutics, Inc.(a)	299,205	47,274,390
		281,523,617
Building Products — 0.9%
Fortune Brands Innovations, Inc.	851,059	55,267,771
Capital Markets — 8.2%
Ares Management Corp. - Class A	776,138	103,443,673
Houlihan Lokey, Inc.	336,057	45,320,647
LPL Financial Holdings, Inc.	420,872	117,549,550
Moody’s Corp.	245,038	103,143,845
MSCI, Inc.	201,205	96,930,509
The Carlyle Group, Inc.	1,240,003	49,786,120
		516,174,344
Chemicals — 0.9%
Corteva, Inc.	1,008,830	54,416,290
Commercial Services & Supplies — 4.5%
RB Global, Inc.	1,725,012	131,721,916
Waste Connections, Inc.	864,352	151,572,767
		283,294,683
Construction & Engineering — 0.6%
Quanta Services, Inc.	154,290	39,203,546
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	187,215	101,433,087
Consumer Staples Distribution & Retail — 1.2%
Casey’s General Stores, Inc.	191,308	72,995,480

	Shares	Value
Electrical Equipment — 2.9%
GE Vernova, Inc.(a)	536,841	$ 92,073,600
Vertiv Holdings Co. - Class A	1,033,340	89,456,244
		181,529,844
Electronic Equipment, Instruments & Components — 1.4%
Cognex Corp.	1,127,996	52,745,093
Zebra Technologies Corp. - Class A(a)	120,826	37,326,776
		90,071,869
Energy Equipment & Services — 1.9%
Baker Hughes Co.	3,367,950	118,450,801
Entertainment — 0.7%
Take - Two Interactive Software, Inc.(a)	296,494	46,101,852
Financial Services — 1.8%
Corpay, Inc.(a)	255,614	68,098,126
Shift4 Payments, Inc. - Class A(a)	624,366	45,797,246
		113,895,372
Food Products — 0.9%
Freshpet, Inc.(a)	456,168	59,023,577
Ground Transportation — 1.5%
Old Dominion Freight Line, Inc.	538,176	95,041,882
Health Care Equipment & Supplies — 5.5%
Align Technology, Inc.(a)	223,853	54,044,830
DexCom, Inc.(a)	1,204,518	136,568,251
IDEXX Laboratories, Inc.(a)	199,690	97,288,968
Inspire Medical Systems, Inc.(a)	105,062	14,060,447
Penumbra, Inc.(a)	242,176	43,584,415
		345,546,911
Health Care Providers & Services — 2.0%
Cencora, Inc.	559,046	125,953,064
Health Care Technology — 1.0%
Veeva Systems, Inc. - Class A(a)	339,766	62,180,576
Hotels, Restaurants & Leisure — 7.7%
DoorDash, Inc. - Class A(a)	873,824	95,054,575
DraftKings, Inc. - Class A(a)	2,690,640	102,701,729
Dutch Bros, Inc. - Class A(a)	846,543	35,046,880
Hyatt Hotels Corp. - Class A	414,835	63,021,733
Royal Caribbean Cruises Ltd.(a)	722,658	115,213,365
Wingstop, Inc.	176,835	74,741,081
		485,779,363

The accompanying notes are an integral part of these financial statements.

14

Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	348,312	$ 29,947,866
Industrial REITs — 0.7%
EastGroup Properties, Inc.	260,369	44,288,767
Insurance — 0.7%
Ryan Specialty Holdings, Inc.	764,887	44,294,606
Interactive Media & Services — 0.7%
Match Group, Inc.(a)	1,465,106	44,509,920
IT Services — 1.2%
Gartner, Inc.(a)	167,166	75,067,564
Life Sciences Tools & Services — 2.6%
Medpace Holdings, Inc.(a)	144,140	59,364,059
Repligen Corp.(a)	192,998	24,329,328
West Pharmaceutical Services, Inc.	240,859	79,336,546
		163,029,933
Machinery — 3.4%
Lincoln Electric Holdings, Inc.	345,530	65,180,779
Westinghouse Air Brake Technologies Corp.	947,658	149,777,347
		214,958,126
Media — 1.6%
The Trade Desk, Inc. - Class A(a)	1,043,279	101,897,060
Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(a)	1,800,636	58,754,753
Permian Resources Corp.	5,469,381	88,330,503
		147,085,256
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	672,083	103,433,574
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	892,377	66,160,831
Semiconductors & Semiconductor Equipment — 6.3%
Entegris, Inc.	993,304	134,493,362
Marvell Technology, Inc.	1,366,608	95,525,899
Monolithic Power Systems, Inc.	142,502	117,091,043
Teradyne, Inc.	317,174	47,033,733
		394,144,037
Software — 13.0%
BILL Holdings, Inc.(a)	402,609	21,185,286

	Shares	Value
Crowdstrike Holdings, Inc. - Class A(a)	284,409	$ 108,982,685
Datadog, Inc. - Class A(a)	387,025	50,193,272
Dynatrace, Inc.(a)	1,018,459	45,565,856
Fair Isaac Corp.(a)	56,131	83,559,974
Five9, Inc.(a)	475,641	20,975,768
HubSpot, Inc.(a)	107,295	63,281,518
Nutanix, Inc. - Class A(a)	872,650	49,610,152
PTC, Inc.(a)	525,286	95,428,708
Synopsys, Inc.(a)	280,679	167,020,846
Tyler Technologies, Inc.(a)	217,145	109,176,163
		814,980,228
Specialty Retail — 4.0%
Chewy, Inc. - Class A(a)	730,553	19,900,264
Five Below, Inc.(a)	317,594	34,608,218
Floor & Decor Holdings, Inc. - Class A(a)	598,117	59,458,811
Ross Stores, Inc.	948,387	137,819,599
		251,786,892
Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc. - Class A(a)	899,591	57,762,738
Textiles, Apparel & Luxury Goods — 2.6%
Deckers Outdoor Corp.(a)	99,482	96,293,602
Lululemon Athletica, Inc.(a)	214,045	63,935,241
		160,228,843
Trading Companies & Distributors — 2.7%
Core & Main, Inc. - Class A(a)	1,228,054	60,100,963
W.W. Grainger, Inc.	121,235	109,383,066
		169,484,029
TOTAL COMMON STOCKS (Cost $4,471,908,306)		6,248,276,914
TOTAL INVESTMENTS — 99.4% (Cost $4,471,908,306)		$6,248,276,914
Other Assets in Excess of Liabilities - 0.6%		39,198,518
TOTAL NET ASSETS — 100.0%		$6,287,475,432

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

15

Carillon Eagle Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace & Defense — 3.6%
AeroVironment, Inc.(a)	49,782	$9,068,289
Woodward, Inc.	63,166	11,014,887
		20,083,176
Beverages — 0.8%
Celsius Holdings, Inc.(a)	73,330	4,186,410
Biotechnology — 8.8%
Aldeyra Therapeutics, Inc.(a)	265,151	877,650
Alkermes PLC(a)	131,174	3,161,293
Arcellx, Inc.(a)	58,469	3,226,904
Blueprint Medicines Corp.(a)	58,397	6,294,029
BridgeBio Pharma, Inc.(a)	79,659	2,017,762
Disc Medicine, Inc.(a)	28,352	1,277,825
Insmed, Inc.(a)	93,419	6,259,073
Iovance Biotherapeutics, Inc.(a)	360,382	2,890,264
Krystal Biotech, Inc.(a)	22,672	4,163,486
Nuvalent, Inc. - Class A(a)	47,037	3,568,227
Protagonist Therapeutics, Inc.(a)	109,686	3,800,620
SpringWorks Therapeutics, Inc.(a)	97,400	3,669,058
Vaxcyte, Inc.(a)	84,483	6,379,311
Viridian Therapeutics, Inc.(a)	111,685	1,453,022
		49,038,524
Building Products — 2.7%
AAON, Inc.	71,587	6,245,250
Zurn Elkay Water Solutions Corp.	297,692	8,752,145
		14,997,395
Capital Markets — 5.0%
LPL Financial Holdings, Inc.	22,810	6,370,833
Perella Weinberg Partners	166,999	2,713,734
PJT Partners, Inc. - Class A	131,228	14,160,813
StepStone Group, Inc. - Class A	100,846	4,627,823
		27,873,203
Chemicals — 1.9%
Quaker Chemical Corp.	63,085	10,705,525
Commercial Services & Supplies — 5.2%
Casella Waste Systems, Inc. - Class A(a)	41,712	4,138,665
MSA Safety, Inc.	62,354	11,703,222
RB Global, Inc.	173,250	13,229,370
		29,071,257
Construction Materials — 2.0%
Summit Materials, Inc. - Class A(a)	302,139	11,061,309
Consumer Finance — 1.1%
FirstCash Holdings, Inc.	56,807	5,957,918
Diversified Consumer Services — 1.2%
OneSpaWorld Holdings Ltd.(a)	420,358	6,460,902

	Shares	Value
Electrical Equipment — 1.9%
NEXTracker, Inc. - Class A(a)	88,993	$4,171,992
nVent Electric PLC	53,940	4,132,343
Powell Industries, Inc.	16,417	2,354,198
		10,658,533
Electronic Equipment, Instruments & Components — 3.5%
Badger Meter, Inc.	17,095	3,185,653
Cognex Corp.	108,448	5,071,029
Coherent Corp.(a)	63,464	4,598,601
Itron, Inc.(a)	67,223	6,652,388
		19,507,671
Energy Equipment & Services — 1.0%
Liberty Energy, Inc.	267,169	5,581,160
Financial Services — 0.7%
Flywire Corp.(a)	249,903	4,095,910
Food Products — 1.1%
Freshpet, Inc.(a)	47,793	6,183,936
Ground Transportation — 1.9%
Landstar System, Inc.	55,666	10,269,264
Health Care Equipment &Supplies — 6.6%
Establishment Labs Holdings, Inc.(a)	41,553	1,888,168
Glaukos Corp.(a)	28,159	3,332,618
Haemonetics Corp.(a)	66,736	5,521,069
Inmode Ltd.(a)	69,249	1,263,102
iRhythm Technologies, Inc.(a)	22,407	2,411,890
Lantheus Holdings, Inc.(a)	92,122	7,396,475
Merit Medical Systems, Inc.(a)	91,595	7,872,590
TransMedics Group, Inc.(a)	45,728	6,887,551
		36,573,463
Health Care Providers & Services — 4.0%
BrightSpring Health Services, Inc.(a)	243,305	2,763,945
HealthEquity, Inc.(a)	54,445	4,693,159
Progyny, Inc.(a)	152,324	4,357,989
RadNet, Inc.(a)	71,038	4,185,559
The Ensign Group, Inc.	48,449	5,992,657
		21,993,309
Health Care Technology — 0.7%
Evolent Health, Inc. - Class A(a)	196,160	3,750,579
Hotels, Restaurants & Leisure — 6.5%
Cava Group, Inc.(a)	35,849	3,324,995
Kura Sushi USA, Inc. - Class A(a)	30,703	1,937,052
Light & Wonder, Inc.(a)	56,594	5,935,579
PENN Entertainment, Inc.(a)	163,813	3,170,600
Shake Shack, Inc. - Class A(a)	54,885	4,939,650
United Parks & Resorts, Inc.(a)	152,928	8,305,520
Wingstop, Inc.	19,721	8,335,278
		35,948,674

The accompanying notes are an integral part of these financial statements.

16

Carillon Eagle Small Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrial REITs — 1.8%
EastGroup Properties, Inc.	58,299	$9,916,660
Interactive Media & Services — 0.4%
Bumble, Inc. - Class A(a)	205,991	2,164,965
Life Sciences Tools & Services — 1.0%
Medpace Holdings, Inc.(a)	14,002	5,766,724
Machinery — 4.1%
Donaldson Co., Inc.	76,308	5,460,600
Esab Corp.	92,262	8,712,301
Federal Signal Corp.	53,213	4,452,332
SPX Technologies, Inc.(a)	28,564	4,060,087
		22,685,320
Media — 0.4%
TechTarget, Inc.(a)	79,196	2,468,539
Metals & Mining — 0.5%
ATI, Inc.(a)	52,119	2,889,999
Oil, Gas & Consumable Fuels — 5.3%
Antero Resources Corp.(a)	174,679	5,699,776
Chord Energy Corp.	51,789	8,683,979
Viper Energy, Inc.	406,762	15,265,778
		29,649,533
Personal Care Products — 1.8%
BellRing Brands, Inc.(a)	96,544	5,516,524
elf Beauty, Inc.(a)	20,110	4,237,579
		9,754,103
Pharmaceuticals — 1.4%
Axsome Therapeutics, Inc.(a)	30,050	2,419,025
Intra-Cellular Therapies, Inc.(a)	79,797	5,465,297
		7,884,322
Professional Services — 1.0%
Parsons Corp.(a)	69,663	5,699,130
Semiconductors & Semiconductor Equipment — 6.4%
Impinj, Inc.(a)	50,328	7,889,921
Lattice Semiconductor Corp.(a)	110,977	6,435,556
Onto Innovation, Inc.(a)	52,332	11,490,014
Rambus, Inc.(a)	165,507	9,725,191
		35,540,682
Software — 10.5%
Appfolio, Inc. - Class A(a)	36,444	8,913,109
BILL Holdings, Inc.(a)	64,999	3,420,248
Five9, Inc.(a)	46,593	2,054,751
Freshworks, Inc. - Class A(a)	349,668	4,437,287
Monday.com Ltd.(a)	50,291	12,108,061

	Shares	Value
PROS Holdings, Inc.(a)	157,059	$4,499,740
Rapid7, Inc.(a)	73,748	3,188,126
Smartsheet, Inc. - Class A(a)	139,009	6,127,517
Sprout Social, Inc. - Class A(a)	82,049	2,927,508
Varonis Systems, Inc.(a)	127,801	6,130,614
Zeta Global Holdings Corp. - Class A(a)	262,185	4,627,565
		58,434,526
Specialty Retail — 2.3%
Abercrombie & Fitch Co. - Class A(a)	40,802	7,256,228
Boot Barn Holdings, Inc.(a)	41,216	5,313,979
		12,570,207
Technology Hardware, Storage & Peripherals — 0.8%
Super Micro Computer, Inc.(a)	5,453	4,467,916
Textiles, Apparel & LuxuryGoods — 1.0%
Figs, Inc. - Class A(a)	1,046,972	5,580,361
TOTAL COMMON STOCKS (Cost $412,361,321)		549,471,105
TOTAL INVESTMENTS — 98.9% (Cost $412,361,321)		$549,471,105
Other Assets in Excess of Liabilities - 1.1%		6,149,641
TOTAL NET ASSETS — 100.0%		$555,620,746

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

17

Carillon Scout Mid Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	141,292	$13,422,740
Textron, Inc.	331,694	28,479,247
		41,901,987
Automobiles — 0.4%
Thor Industries, Inc.	130,876	12,230,362
Banks — 3.9%
Citizens Financial Group, Inc.	615,870	22,189,796
First Horizon Corp.	4,260,451	67,187,312
Huntington Bancshares, Inc.	2,518,717	33,196,690
		122,573,798
Beverages — 1.1%
Brown-Forman Corp. - Class B(a)	325,855	14,073,677
Celsius Holdings, Inc.(b)	359,532	20,525,682
		34,599,359
Biotechnology — 1.8%
BioMarin Pharmaceutical, Inc.(b)	374,879	30,863,788
Neurocrine Biosciences, Inc.(b)	183,320	25,237,664
		56,101,452
Building Products — 1.7%
Builders FirstSource, Inc.(b)	66,636	9,223,089
Carrier Global Corp.	319,124	20,130,342
Owens Corning	130,146	22,608,963
		51,962,394
Capital Markets — 5.0%
Cboe Global Markets, Inc.	326,088	55,454,525
Evercore, Inc. - Class A	253,114	52,756,551
Interactive Brokers Group, Inc. - Class A	145,850	17,881,210
Morningstar, Inc.	41,301	12,218,901
Robinhood Markets, Inc. - Class A(b)	849,022	19,281,290
		157,592,477
Chemicals — 0.9%
Corteva, Inc.	297,361	16,039,652
Westlake Corp.	91,810	13,295,924
		29,335,576
Commercial Services & Supplies — 2.4%
Clean Harbors, Inc.(b)	107,040	24,207,096
Copart, Inc.(b)	453,387	24,555,440
RB Global, Inc.	347,547	26,538,689
		75,301,225
Communications Equipment — 1.2%
Arista Networks, Inc.(b)	49,535	17,361,027
Ciena Corp.(b)	384,050	18,503,529
		35,864,556

	Shares	Value
Construction & Engineering — 1.8%
Quanta Services, Inc.	223,310	$56,740,838
Construction Materials — 1.8%
Eagle Materials, Inc.	91,014	19,791,905
Martin Marietta Materials, Inc.	30,564	16,559,575
Vulcan Materials Co.	77,600	19,297,568
		55,649,048
Consumer Finance — 1.0%
Ally Financial, Inc.	795,879	31,572,520
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	152,572	58,215,372
Distributors — 0.4%
LKQ Corp.	317,964	13,224,123
Electric Utilities — 1.3%
PPL Corp.	1,508,531	41,710,882
Electrical Equipment — 3.4%
AMETEK, Inc.	132,272	22,051,065
GE Vernova, Inc.(b)	100,899	17,305,187
Hubbell, Inc.	90,738	33,162,924
NEXTracker, Inc. - Class A(b)	279,804	13,117,212
Vertiv Holdings Co. - Class A	232,701	20,144,926
		105,781,314
Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.	358,153	16,747,234
Energy Equipment & Services — 1.4%
Baker Hughes Co.	480,098	16,885,047
Noble Corp. PLC	574,628	25,657,140
		42,542,187
Entertainment — 2.6%
Live Nation Entertainment, Inc.(b)	216,340	20,279,712
Take-Two Interactive Software, Inc.(b)	182,634	28,397,761
TKO Group Holdings, Inc.	304,755	32,910,492
		81,587,965
Financial Services — 2.4%
Corebridge Financial, Inc.	558,980	16,277,498
Jack Henry & Associates, Inc.	78,157	12,975,625
Shift4 Payments, Inc. - Class A(b)	639,171	46,883,193
		76,136,316
Food Products — 1.3%
Darling Ingredients, Inc.(b)	519,238	19,081,997
The Hershey Co.	114,164	20,986,768
		40,068,765

The accompanying notes are an integral part of these financial statements.

18

Carillon Scout Mid Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Gas Utilities — 0.8%
Atmos Energy Corp.	208,466	$24,317,559
Ground Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	242,827	12,121,924
U-Haul Holding Co.	308,556	18,519,531
XPO Logistics, Inc.(b)	110,345	11,713,122
		42,354,577
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.(b)	52,777	12,741,951
Edwards Lifesciences Corp.(b)	753,416	69,593,036
		82,334,987
Health Care Providers & Services — 4.6%
Cencora, Inc.	193,174	43,522,102
Centene Corp.(b)	474,678	31,471,151
Encompass Health Corp.	519,105	44,534,018
Henry Schein, Inc.(b)	221,819	14,218,598
Molina Healthcare, Inc.(b)	31,699	9,424,113
		143,169,982
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	629,439	11,317,313
Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.	426,187	23,482,904
Las Vegas Sands Corp.	484,593	21,443,240
Texas Roadhouse, Inc.	137,096	23,540,754
Vail Resorts, Inc.	68,104	12,267,574
Viking Holdings Ltd.(b)	783,225	26,582,656
		107,317,128
Household Durables — 2.3%
D.R. Horton, Inc.	211,912	29,864,758
NVR, Inc.(b)	2,287	17,355,037
SharkNinja, Inc.	341,920	25,695,288
		72,915,083
Household Products — 0.4%
Church & Dwight Co., Inc.	132,142	13,700,483
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	134,393	11,555,110
Industrial REITs — 2.3%
EastGroup Properties, Inc.	144,342	24,552,574
STAG Industrial, Inc.	1,338,469	48,265,192
		72,817,766
Insurance — 4.2%
Arch Capital Group Ltd.(b)	186,896	18,855,937
Axis Capital Holdings Ltd.	502,221	35,481,913
Brown & Brown, Inc.	181,556	16,232,922

	Shares	Value
Everest Group Ltd.	49,388	$18,817,816
Kinsale Capital Group, Inc.	41,160	15,858,125
White Mountains Insurance Group Ltd.	14,457	26,274,875
		131,521,588
IT Services — 0.7%
Gartner, Inc.(b)	46,869	21,046,993
Leisure Products — 0.8%
Brunswick Corp.	343,323	24,983,615
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	256,311	33,225,595
Machinery — 3.6%
Chart Industries, Inc.(b)	231,629	33,433,330
Ingersoll Rand, Inc.	150,301	13,653,343
Parker-Hannifin Corp.	56,070	28,360,767
The Timken Co.	100,525	8,055,068
Xylem, Inc.	202,792	27,504,679
		111,007,187
Marine Transportation — 0.7%
Kirby Corp.(b)	170,522	20,416,599
Media — 1.1%
Omnicom Group, Inc.	369,771	33,168,459
Metals & Mining — 2.7%
Agnico Eagle Mines Ltd.	208,855	13,659,117
Alamos Gold, Inc. - Class A	898,862	14,094,156
ATI, Inc.(b)	428,875	23,781,119
Freeport-McMoRan, Inc.	337,659	16,410,228
Nucor Corp.	93,979	14,856,200
		82,800,820
Multi-Utilities — 2.9%
CenterPoint Energy, Inc.	1,887,848	58,485,531
WEC Energy Group, Inc.	423,481	33,226,319
		91,711,850
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	120,728	21,106,876
EQT Corp.	588,934	21,778,779
Texas Pacific Land Corp.	10,678	7,840,535
Viper Energy, Inc.	1,769,839	66,422,058
		117,148,248
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	675,012	32,022,569
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp.	188,949	29,079,251
Paycom Software, Inc.	82,577	11,811,814
		40,891,065

The accompanying notes are an integral part of these financial statements.

19

Carillon Scout Mid Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate Management & Development — 0.3%
CoStar Group, Inc.(b)	127,979	$9,488,363
Residential REITs — 2.0%
Mid-America Apartment Communities, Inc.	345,629	49,290,152
UDR, Inc.	309,768	12,746,953
		62,037,105
Retail REITs — 1.7%
Agree Realty Corp.	879,458	54,473,628
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(b)	375,996	10,618,127
Marvell Technology, Inc.	461,219	32,239,208
Microchip Technology, Inc.	210,215	19,234,673
Monolithic Power Systems, Inc.	24,652	20,256,055
Teradyne, Inc.	167,151	24,786,822
		107,134,885
Software — 4.3%
AppLovin Corp. - Class A(b)	420,139	34,963,968
Crowdstrike Holdings, Inc. - Class A(b)	48,087	18,426,457
Palantir Technologies, Inc. - Class A(b)	2,914,189	73,816,407
Workday, Inc. - Class A(b)	30,589	6,838,477
		134,045,309
Specialty Retail — 3.0%
Murphy USA, Inc.	73,936	34,709,995
O’Reilly Automotive, Inc.(b)	19,162	20,236,222
Ross Stores, Inc.	55,023	7,995,942
Tractor Supply Co.	32,010	8,642,700
Ulta Beauty, Inc.(b)	59,770	23,063,450
		94,648,309
Technology Hardware, Storage & Peripherals — 2.1%
Dell Technologies, Inc. - Class C	183,531	25,310,760
Pure Storage, Inc. - Class A(b)	301,655	19,369,268
Super Micro Computer, Inc.(b)	26,426	21,652,143
		66,332,171

	Shares	Value
Trading Companies & Distributors — 1.0%
United Rentals, Inc.	47,202	$30,526,949
TOTAL COMMON STOCKS (Cost $2,451,601,246)		3,117,871,045
SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
First American Government Obligations Fund - Class X, 5.23%(d)	544,275	544,275
TOTAL SHORT-TERM INVESTMENTS (Cost $544,275)		544,275
TOTAL INVESTMENTS — 99.7% (Cost $2,451,131,053)		$3,118,415,320
Other Assets in Excess of Liabilities - 0.3%		9,153,912
TOTAL NET ASSETS — 100.0%		$3,127,569,232

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $531,237 which represented 0.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

20

Carillon Scout Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
Kratos Defense & Security Solutions, Inc.(a)	270,991	$5,422,530
Automobile Components — 2.6%
Patrick Industries, Inc.	46,406	5,037,371
Stoneridge, Inc.(a)	108,155	1,726,154
		6,763,525
Automobiles — 1.2%
Thor Industries, Inc.	33,003	3,084,130
Banks — 2.4%
Axos Financial, Inc.(a)	63,594	3,634,397
Hilltop Holdings, Inc.	83,895	2,624,236
		6,258,633
Beverages — 1.1%
MGP Ingredients, Inc.	40,818	3,036,859
Biotechnology — 8.0%
Halozyme Therapeutics, Inc.(a)	109,969	5,757,977
Insmed, Inc.(a)	56,493	3,785,031
Kiniksa Pharmaceuticals International PLC(a)	71,859	1,341,607
Krystal Biotech, Inc.(a)	23,479	4,311,684
Vericel Corp.(a)	131,676	6,041,295
		21,237,594
Capital Markets — 3.4%
Cohen & Steers, Inc.	61,220	4,442,123
PJT Partners, Inc. - Class A	41,573	4,486,143
		8,928,266
Chemicals — 1.8%
Balchem Corp.	31,571	4,860,355
Commercial Services & Supplies — 2.6%
Aris Water Solutions, Inc. - Class A	254,542	3,988,673
CECO Environmental Corp.(a)	99,283	2,864,315
		6,852,988
Construction & Engineering — 3.9%
Construction Partners, Inc. - Class A(a)	56,086	3,096,508
Dycom Industries, Inc.(a)	42,425	7,159,643
		10,256,151
Consumer Staples Distribution & Retail — 1.5%
The Chefs’ Warehouse, Inc.(a)	98,911	3,868,409
Diversified Consumer Services — 1.7%
OneSpaWorld Holdings Ltd.(a)	291,904	4,486,565

	Shares	Value
Electrical Equipment — 0.8%
Vicor Corp.(a)	62,377	$2,068,421
Electronic Equipment, Instruments & Components — 7.1%
Advanced Energy Industries, Inc.	35,754	3,888,605
ePlus, Inc.(a)	63,982	4,714,194
Fabrinet(a)	27,231	6,665,877
Plexus Corp.(a)	33,797	3,487,174
		18,755,850
Energy Equipment & Services — 1.0%
Core Laboratories, Inc.	129,401	2,625,546
Financial Services — 1.1%
I3 Verticals, Inc. - Class A(a)	137,671	3,039,776
Health Care Equipment & Supplies — 8.8%
Enovis Corp.(a)	45,745	2,067,674
ICU Medical, Inc.(a)	27,935	3,317,281
Integer Holdings Corp.(a)	43,598	5,048,213
Lantheus Holdings, Inc.(a)	45,161	3,625,977
LeMaitre Vascular, Inc.	77,765	6,398,504
UFP Technologies, Inc.(a)	10,568	2,788,578
		23,246,227
Health Care Providers & Services — 5.5%
Addus HomeCare Corp.(a)	30,419	3,531,950
AMN Healthcare Services, Inc.(a)	48,441	2,481,633
HealthEquity, Inc.(a)	69,192	5,964,350
U.S. Physical Therapy, Inc.	27,370	2,529,535
		14,507,468
Health Care REITs — 1.5%
CareTrust REIT, Inc.	162,302	4,073,780
Health Care Technology — 1.4%
Certara, Inc.(a)	159,565	2,209,975
Evolent Health, Inc. - Class A(a)	82,707	1,581,358
		3,791,333
Hotels, Restaurants & Leisure — 1.5%
Lindblad Expeditions Holdings, Inc.(a)	133,911	1,292,241
The Cheesecake Factory, Inc.	70,026	2,751,322
		4,043,563
Household Durables — 3.3%
Installed Building Products, Inc.	29,209	6,007,707
LGI Homes, Inc.(a)	30,695	2,746,896
		8,754,603
Interactive Media & Services — 0.9%
Ziff Davis, Inc.(a)	43,127	2,374,141

The accompanying notes are an integral part of these financial statements.

21

Carillon Scout Small Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 3.1%
Albany International Corp. - Class A	42,115	$3,556,612
Chart Industries, Inc.(a)	31,700	4,575,578
		8,132,190
Media — 1.0%
Magnite, Inc.(a)	204,399	2,716,463
Metals & Mining — 1.3%
Materion Corp.	32,185	3,480,164
Oil, Gas & Consumable Fuels — 1.7%
Excelerate Energy, Inc. - Class A	116,499	2,148,242
Kimbell Royalty Partners LP	147,709	2,416,519
		4,564,761
Pharmaceuticals — 3.0%
Axsome Therapeutics, Inc.(a)	34,901	2,809,530
Pacira BioSciences, Inc.(a)	63,281	1,810,469
Supernus Pharmaceuticals, Inc.(a)	122,098	3,266,122
		7,886,121
Professional Services — 1.7%
Insperity, Inc.	48,124	4,389,390
Residential REITs — 0.7%
UMH Properties, Inc.	115,197	1,842,000
Semiconductors & Semiconductor Equipment — 8.4%
Ambarella, Inc.(a)	45,556	2,457,746
Credo Technology Group Holding Ltd.(a)	220,698	7,049,094
Impinj, Inc.(a)	40,948	6,419,418
Power Integrations, Inc.	40,760	2,860,945
Ultra Clean Holdings, Inc.(a)	69,934	3,426,766
		22,213,969
Software — 8.7%
Box, Inc. - Class A(a)	150,815	3,987,549
Envestnet, Inc.(a)	43,563	2,726,608
Intapp, Inc.(a)	81,029	2,971,333
PagerDuty, Inc.(a)	111,208	2,550,000
Qualys, Inc.(a)	25,722	3,667,957
The Descartes Systems Group, Inc.(a)	50,054	4,847,229
Verint Systems, Inc.(a)	69,846	2,249,041
		22,999,717

	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.(a)	106,735	$2,889,316
Trading Companies & Distributors — 3.9%
Applied Industrial Technologies, Inc.	37,967	7,365,598
Global Industrial Co.	92,191	2,891,110
		10,256,708
TOTAL COMMON STOCKS (Cost $163,480,364)		263,707,512
TOTAL INVESTMENTS — 99.7% (Cost $163,480,364)		$263,707,512
Other Assets in Excess of Liabilities - 0.3%		768,817
TOTAL NET ASSETS — 100.0%		$264,476,329

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

22

Carillon Chartwell Real Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 63.2%
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$9,713,340	$7,585,985
0.63%, 02/15/2043	8,182,680	6,142,639
0.88%, 02/15/2047	6,728,354	5,050,382
1.00%, 02/15/2048	5,836,185	4,466,920
U.S. Treasury Inflation Indexed Notes
0.25%, 01/15/2025	9,266,600	9,074,933
0.13%, 04/15/2025	13,110,012	12,752,730
0.63%, 01/15/2026	10,556,640	10,212,683
2.00%, 01/15/2026	11,058,390	10,921,881
0.13%, 04/15/2026	10,760,490	10,279,104
0.38%, 01/15/2027	7,788,120	7,402,678
2.38%, 01/15/2027	10,883,600	10,876,699
0.13%, 04/15/2027	6,940,688	6,530,256
0.50%, 01/15/2028	6,355,750	5,988,786
1.75%, 01/15/2028	10,476,690	10,309,013
1.25%, 04/15/2028	8,200,692	7,920,170
3.63%, 04/15/2028	5,815,770	6,111,452
0.88%, 01/15/2029	9,313,200	8,822,603
2.13%, 04/15/2029	8,109,680	8,119,033
3.88%, 04/15/2029	7,629,200	8,240,020
0.13%, 01/15/2031	8,738,575	7,713,128
1.13%, 01/15/2033	9,010,342	8,336,072
TOTAL U.S. TREASURY SECURITIES (Cost $173,135,272)		172,857,167

	Shares
COMMON STOCKS — 13.8%
Beverages - 0.7%
Keurig Dr Pepper, Inc.	55,000	1,837,000
Biotechnology — 0.7%
AbbVie, Inc.	11,000	1,886,720
Entertainment — 0.8%
Electronic Arts, Inc.	15,000	2,089,950
Financial Services — 0.9%
Rocket Cos., Inc. - Class A(a)	70,000	959,000
UWM Holdings Corp.	205,915	1,426,991
		2,385,991
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	15,500	1,220,315
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	10,200	1,396,176
Metals & Mining — 3.7%
Alamos Gold, Inc. - Class A	280,000	4,390,400
Kinross Gold Corp.	440,000	3,660,800

	Shares	Value
OceanaGold Corp.	870,000	$1,996,857
		10,048,057
Oil, Gas & Consumable Fuels — 2.4%
Diamondback Energy, Inc.	9,000	1,801,710
EQT Corp.	70,000	2,588,600
Matador Resources Co.	35,000	2,086,000
		6,476,310
Pharmaceuticals — 0.6%
Teva Pharmaceutical Industries Ltd. - ADR(a)	105,000	1,706,250
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	6,500	1,533,935
Micron Technology, Inc.	12,000	1,578,360
		3,112,295
Software — 1.1%
Oracle Corp.	22,000	3,106,400
Specialty Retail — 0.5%
Camping World Holdings, Inc. - Class A	70,000	1,250,200
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co. - Class A	60,000	1,156,800
TOTAL COMMON STOCKS (Cost $31,020,680)		37,672,464

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054(b)(c)	$715,000	713,216
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053(b)(c)	2,412,112	2,301,117
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054(b)(c)	956,258	962,884
Series 2023-PJ5, Class A15, 6.00%, 02/25/2054(b)(c)	4,336,017	4,314,000
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054(b)(c)	2,375,000	2,364,439
JP Morgan Mortgage Trust
Series 2023-10, Class A4, 6.00%, 05/25/2054(b)(c)	3,138,646	3,123,462
Series 2023-10, Class A7, 6.00%, 05/25/2054(b)(c)	1,740,000	1,712,232
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	944,195	938,788
Series 2023-8, Class A5, 6.00%, 02/25/2054(b)(c)	1,445,000	1,442,126

The accompanying notes are an integral part of these financial statements.

23

Carillon Chartwell Real Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053(b)(c)	$1,225,000	$1,205,008
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053(b)(c)	1,500,000	1,480,693
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050(b)(c)	1,046,737	986,323
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053(b)(c)	1,039,350	1,029,403
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,281,654)		22,573,691
CORPORATE BONDS — 4.0%
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	696,622	690,430
Capital Markets — 0.5%
Blue Owl Capital Corp., 3.40%, 07/15/2026	1,525,000	1,436,931
Commercial Services — 0.4%
CPI CG, Inc., 10.00%, 07/15/2029(b)	1,000,000	1,037,500
Diversified Consumer Services — 0.3%
StoneMor, Inc., 8.50%, 05/15/2029(b)	1,070,000	887,664
Diversified Financial Services — 0.3%
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/2025(b)	889,000	863,675
Food — 0.5%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,300,000	1,332,365
Oil, Gas & Consumable Fuels — 0.9%
Energy Transfer LP, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	1,108,000	1,097,518
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)	1,335,000	1,347,480
		2,444,998

	Par	Value
Pipelines — 0.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	$1,070,000	$1,101,093
Real Estate — 0.4%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	1,360,000	1,163,591
TOTAL CORPORATE BONDS (Cost $10,639,123)		10,958,247

	Shares
EXCHANGE TRADED FUNDS — 3.2%(a)
iShares Silver Trust	175,000	4,649,750
SPDR Gold Shares	19,500	4,192,695
TOTAL EXCHANGE TRADED FUNDS (Cost $6,619,000)		8,842,445

	Par
ASSET-BACKED SECURITIES — 1.9%
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026(b)(c)	$2,265,000	2,105,908
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	1,590,000	1,599,543
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(b)	518,745	500,524
Series 2021-FHT1, Class A, 3.10%, 07/25/2026(b)	212,225	199,658
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	878,442	816,182
TOTAL ASSET-BACKED SECURITIES (Cost $5,402,678)		5,221,815
CONVERTIBLE BONDS — 0.7%
Pharmaceuticals — 0.7%
Jazz Investments I Ltd., 2.00%, 06/15/2026	2,000,000	1,921,000
TOTAL CONVERTIBLE BONDS (Cost $2,008,631)		1,921,000

	Shares
PREFERRED STOCKS — 0.6%
Mortgage REITs — 0.6%
Rithm Capital Corp., Series C, 6.38% to 02/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual(d)	73,000	1,727,180
TOTAL PREFERRED STOCKS (Cost $1,252,391)		1,727,180

The accompanying notes are an integral part of these financial statements.

24

Carillon Chartwell Real Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
Federal Home Loan Mortgage Corp., Pool SD3857, 6.00%, 09/01/2053	$1,574,871	$1,585,953
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,560,599)		1,585,953
SHORT-TERM INVESTMENTS — 2.2%
U.S. Treasury Bills — 2.2%
5.25%, 07/25/2024(e)	6,000,000	5,979,060
TOTAL SHORT-TERM INVESTMENTS (Cost $5,979,092)		5,979,060
TOTAL INVESTMENTS — 98.5% (Cost $259,899,120)		$269,339,022
Other Assets in Excess of Liabilities - 1.5%		3,984,281
TOTAL NET ASSETS — 100.0%		$273,323,303

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS — 95.3%
Domestic — 81.7%
Aerospace & Defense — 2.4%
TransDigm, Inc.
6.75%, 08/15/2028(a)	$3,440,000	$3,482,050
6.38%, 03/01/2029(a)	2,575,000	2,587,986
		6,070,036
Airlines — 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	6,226,666	6,171,316
Auto Manufacturers — 2.6%
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	6,500,000	6,450,879
Automobile Components — 1.5%
Phinia, Inc., 6.75%, 04/15/2029(a)	3,710,000	3,765,060
Commercial Services — 2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(a)	6,300,000	6,252,133
Commercial Services & Supplies — 1.3%
The Brink’s Co., 6.50%, 06/15/2029(a)	3,265,000	3,299,228
Consumer Finance — 4.4%
OneMain Finance Corp.
7.13%, 03/15/2026	1,495,000	1,519,149
3.50%, 01/15/2027	3,535,000	3,312,108
SLM Corp.
4.20%, 10/29/2025	2,755,000	2,679,804
3.13%, 11/02/2026	3,863,000	3,598,271
		11,109,332
Electric — 2.4%
Vistra Operations Co. LLC, 5.50%, 09/01/2026(a)	6,231,000	6,144,737
Electrical Components & Equipment — 1.3%
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)	3,225,000	3,236,652
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.05%, 02/15/2026	230,000	230,564
Equity REITs — 7.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(a)	990,000	921,355

	Par	Value
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	$1,410,000	$1,398,198
5.38%, 04/15/2026	4,680,000	4,641,789
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	2,785,000	2,745,035
4.88%, 05/15/2029(a)	2,790,000	2,616,229
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026(a)	6,375,000	6,147,977
		18,470,583
Food — 2.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/2026(a)	6,450,000	6,195,869
Ground Transportation — 2.0%
XPO, Inc., 6.25%, 06/01/2028(a)	5,010,000	5,025,031
Health Care Providers & Services — 4.7%
Centene Corp., 4.25%, 12/15/2027	5,910,000	5,642,788
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,038,658
4.25%, 06/01/2029	3,470,000	3,231,485
		11,912,931
Hotels, Restaurants & Leisure — 4.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	6,375,000	6,135,751
Travel + Leisure Co.
6.60%, 10/01/2025	2,306,000	2,320,235
6.63%, 07/31/2026(a)	3,580,000	3,607,051
		12,063,037
Investment Companies — 2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	2,320,000	2,301,682
5.25%, 05/15/2027	4,220,000	3,960,989
		6,262,671
Lodging — 0.3%
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	560,000	558,126
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	300,000	294,757
		852,883
Machinery — 1.9%
Esab Corp., 6.25%, 04/15/2029(a)	4,835,000	4,863,996

The accompanying notes are an integral part of these financial statements.

26

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Domestic — (Continued)
Media — 6.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/2025	$5,220,000	$5,169,294
Sirius XM Radio, Inc., 3.13%, 09/01/2026(a)	6,495,000	6,110,738
TEGNA, Inc.
4.75%, 03/15/2026(a)	5,020,000	4,907,143
4.63%, 03/15/2028	1,290,000	1,162,359
		17,349,534
Mortgage REITs — 2.5%
Starwood Property Trust, Inc.
4.75%, 03/15/2025	2,190,000	2,162,349
3.63%, 07/15/2026(a)	4,362,000	4,103,217
		6,265,566
Oil & Gas — 2.5%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,080,000	4,074,689
5.88%, 03/15/2028	2,085,000	2,075,919
		6,150,608
Oil, Gas & Consumable Fuels — 4.4%
New Fortress Energy, Inc.
6.75%, 09/15/2025(a)	3,931,000	3,815,997
6.50%, 09/30/2026(a)	2,480,000	2,281,619
Western Midstream Operating LP, 3.10%, 02/01/2025	5,145,000	5,056,299
		11,153,915
Packaging & Containers — 2.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	6,065,000	5,960,612
Pipelines — 4.9%
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	6,025,000	6,121,147
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(a)	1,940,000	1,912,055
5.50%, 01/15/2028(a)	1,845,000	1,765,182
7.38%, 02/15/2029(a)	2,575,000	2,587,584
		12,385,968
Private Equity — 2.5%
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 04/15/2025(a)	3,090,000	3,087,030
3.38%, 06/15/2026(a)	3,350,000	3,158,872
		6,245,902

	Par	Value
Specialized REITs — 2.5%
SBA Communications Corp., 3.88%, 02/15/2027	$6,530,000	$6,223,275
Technology Hardware, Storage & Peripherals — 2.1%
Western Digital Corp., 4.75%, 02/15/2026	5,500,000	5,384,726
Trading Companies & Distributors — 3.9%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	6,450,000	6,253,571
Herc Holdings, Inc., 6.63%, 06/15/2029(a)	3,430,000	3,478,098
		9,731,669
Total Domestic		205,228,713
Foreign — 13.6%
Diversified Financial Services — 4.0%
GGAM Finance Ltd.
7.75%, 05/15/2026(a)	3,580,000	3,653,111
8.00%, 02/15/2027(a)	2,510,000	2,592,637
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028(a)	2,520,000	2,656,007
6.40%, 03/26/2029(a)	1,200,000	1,220,299
		10,122,054
Electronics — 2.2%
Sensata Technologies BV, 5.00%, 10/01/2025(a)	5,555,000	5,600,632
Hotels, Restaurants & Leisure — 2.5%
International Game Technology PLC
6.50%, 02/15/2025(a)	2,121,000	2,122,149
6.25%, 01/15/2027(a)	4,010,000	4,023,105
		6,145,254
Pharmaceuticals — 4.9%
Jazz Securities DAC, 4.38%, 01/15/2029(a)	6,580,000	6,108,600
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	3,865,000	3,627,447
4.75%, 05/09/2027	2,310,000	2,226,050
6.75%, 03/01/2028	250,000	255,925
		12,218,022
Total Foreign		34,085,962
TOTAL CORPORATE BONDS (Cost $240,416,311)		239,314,675

The accompanying notes are an integral part of these financial statements.

27

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
TOTAL INVESTMENTS — 95.3% (Cost $240,416,311)		$239,314,675
Other Assets in Excess of Liabilities - 4.7%		11,740,301
TOTAL NET ASSETS — 100.0%		$251,054,976

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

The accompanying notes are an integral part of these financial statements.

28

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 32.6%
Fannie Mae Pool
2.50%, 07/15/2054(a)	$8,415,000	$6,870,387
4.00%, 07/15/2054(a)	8,935,000	8,175,176
5.00%, 07/15/2054(a)	38,660,000	37,361,266
2.50%, 08/15/2054(a)	17,480,000	14,286,486
3.50%, 08/15/2054(a)	14,405,000	12,750,676
4.50%, 08/15/2054(a)	14,095,000	13,291,695
5.50%, 08/15/2054(a)	49,440,000	48,754,406
6.00%, 08/15/2054(a)	12,815,000	12,845,536
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,558,613	2,071,643
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $157,487,947)		156,407,271
CORPORATE BONDS — 25.8%
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	2,485,000	2,478,101
Airlines — 2.8%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	684,262	674,931
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	4,201,462	4,119,894
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	465,934	428,957
Series 2019-1, Class AA, 3.15%, 02/15/2032	536,354	478,021
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	436,486	392,428
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	968,261	907,185
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	2,115,091	1,922,843
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,067,794	998,898
Series 2020-1, Class A, 2.75%, 05/15/2032	1,220,791	1,053,025
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	349,511	328,924
Series 2016-2, Class AA, 2.88%, 10/07/2028	668,440	609,163
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,241,754	1,146,625

	Par	Value
Series 2019-1, Class AA, 4.15%, 08/25/2031	$365,993	$342,900
		13,403,794
Auto Manufacturers — 2.5%
General Motors Financial Co., Inc.
6.05%, 10/10/2025	1,210,000	1,214,363
1.25%, 01/08/2026	3,580,000	3,351,308
3.10%, 01/12/2032	1,105,000	928,711
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,525,000	1,524,890
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(b)	2,260,000	2,260,607
3.75%, 05/13/2030(b)	3,105,000	2,865,341
		12,145,220
Banks — 5.3%
Bank of America Corp.
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	2,340,000	2,206,765
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	2,580,000	2,521,746
Citigroup, Inc., 3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	5,565,000	4,958,574
HSBC Holdings PLC, 4.95%, 03/31/2030	2,285,000	2,245,893
JPMorgan Chase & Co.
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	685,000	653,446
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	4,325,000	4,200,600
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,290,000	1,329,046
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,715,000	2,722,274
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,900,000	2,776,445
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	2,035,000	1,957,394
		25,572,183
Capital Markets — 2.0%
Morgan Stanley, 2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,895,000	2,460,516
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,585,000	2,521,826
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	2,775,000	2,370,024

The accompanying notes are an integral part of these financial statements.

29

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Capital Markets — (Continued)
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(b)	$1,825,000	$1,704,342
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(b)(c)	625,000	560,720
		9,617,428
Containers & Packaging — 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,695,000	2,397,549
Electric — 5.4%
Appalachian Power Co., 2.70%, 04/01/2031	3,005,000	2,528,453
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	500,000	459,043
DTE Electric Co., 5.20%, 04/01/2033	2,180,000	2,177,645
Duke Energy Florida LLC
5.88%, 11/15/2033	695,000	722,540
5.65%, 04/01/2040	2,590,000	2,578,501
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,235,000	1,230,211
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,990,000	1,984,049
Entergy Arkansas LLC
5.30%, 09/15/2033	1,775,000	1,768,510
5.45%, 06/01/2034	1,440,000	1,441,971
3.35%, 06/15/2052	1,550,000	1,043,823
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,580,000	1,567,730
Indianapolis Power & Light Co., 5.65%, 12/01/2032(b)	2,150,000	2,162,984
MidAmerican Energy Co., 5.35%, 01/15/2034	1,100,000	1,115,084
Monongahela Power Co., 5.85%, 02/15/2034(b)	1,500,000	1,526,820
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,770,000	2,785,598
Wisconsin Public Service Corp., 2.85%, 12/01/2051	845,000	522,096
		25,615,058
Electric Utilities — 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,515,000	2,334,406
Union Electric Co., 5.20%, 04/01/2034	1,745,000	1,732,112
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,650,000	1,319,118
3.95%, 09/01/2032	1,680,000	1,535,477
4.95%, 04/01/2033	1,895,000	1,833,520
		8,754,633

	Par	Value
Equity REITs — 0.9%
Agree LP, 2.00%, 06/15/2028	$3,025,000	$2,672,032
Ventas Realty LP, 4.75%, 11/15/2030	1,515,000	1,454,065
		4,126,097
Insurance — 0.7%
Equitable Financial Life Global Funding, 1.70%, 11/12/2026(b)	625,000	572,771
MetLife, Inc., 5.38%, 07/15/2033	2,465,000	2,484,894
		3,057,665
Multi-Utilities — 1.5%
CenterPoint Energy, Inc., 2.50%, 09/01/2024	2,015,000	2,003,028
Dominion Energy, Inc., 3.38%, 04/01/2030	1,540,000	1,391,073
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,080,000	1,712,734
WEC Energy Group, Inc., 1.80%, 10/15/2030	2,670,000	2,171,514
		7,278,349
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	995,000	973,407
5.23%, 11/17/2034	2,535,000	2,516,031
		3,489,438
Oil, Gas & Consumable Fuels — 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,395,000	2,259,718
Tobacco — 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,580,000	2,086,135
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,740,000	1,098,800
Union Pacific Railroad Co., Pass Through Trust
Series 2004, 5.40%, 07/02/2025	2,941	2,928
Series 2005, 5.08%, 01/02/2029	66,361	65,754
Series 2006, 5.87%, 07/02/2030	121,064	121,974
		1,289,456
TOTAL CORPORATE BONDS (Cost $129,560,013)		123,570,824
ASSET-BACKED SECURITIES — 25.5%
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	2,193,505	2,194,505
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(b)	1,374,635	1,341,703

The accompanying notes are an integral part of these financial statements.

30

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037(b)	$2,973,489	$2,817,698
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(b)	1,150,000	1,049,465
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)	1,130,000	1,069,243
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026(b)	2,035,000	1,970,773
Series 2022-4A, Class A, 4.77%, 02/20/2029(b)	4,300,000	4,206,527
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	1,020,000	1,028,014
Series 2023-5A, Class A, 5.78%, 04/20/2028(b)	1,340,000	1,349,172
Series 2024-1A, Class A, 5.36%, 06/20/2030(b)	3,245,000	3,229,971
Series 2024-2A, Class A, 5.13%, 10/20/2028(b)	3,105,000	3,080,305
Series 2024-3A, Class A, 5.23%, 12/20/2030(b)	1,765,000	1,748,881
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026(b)	2,915,855	2,917,790
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	2,210,000	2,210,142
Series 2024-A, Class A2B, 5.67% (30 day avg SOFR US + 0.34%), 02/25/2027	1,165,000	1,165,093
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/2026	1,355,644	1,353,827
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	2,110,813	2,112,567
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	1,700,905	1,618,335
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	3,302,421	3,127,790
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(b)	648,536	625,127
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(b)	2,382,502	2,303,428
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026	722,342	721,393
Series 2023-B, Class A2B, 5.82% (30 day avg SOFR US + 0.49%), 06/15/2026	1,624,804	1,625,933
Series 2024-B, Class A2A, 5.40%, 04/15/2027	1,000,000	999,885

	Par	Value
Series 2024-B, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 04/15/2027	$975,000	$975,096
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	1,255,257	1,256,179
Series 2024-1, Class A2A, 5.12%, 02/16/2027	885,000	882,238
Series 2024-1, Class A2B, 5.73% (30 day avg SOFR US + 0.40%), 02/16/2027	750,000	749,996
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028(b)	865,000	868,847
Series 2023-4A, Class A, 6.15%, 03/25/2030(b)	1,030,000	1,049,594
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,020,000	930,895
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	6,460,000	6,374,419
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	1,066,853	1,065,809
Series 2024-1, Class A2, 5.36%, 09/15/2026	3,740,000	3,733,706
Series 2024-2, Class A2, 5.48%, 11/18/2026	3,910,000	3,910,972
Hyundai Auto Receivables Trust
Series 2023-A, Class A2A, 5.19%, 12/15/2025	1,170,343	1,169,319
Series 2023-B, Class A2A, 5.77%, 05/15/2026	1,728,969	1,730,286
Series 2023-C, Class A2B, 5.96% (30 day avg SOFR US + 0.63%), 01/15/2027	1,632,776	1,635,260
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038(b)	3,382,933	3,386,895
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A2, 5.24%, 11/17/2025	1,784,517	1,783,312
Series 2024-A, Class A2B, 5.75% (30 day avg SOFR US + 0.42%), 02/16/2027	1,015,000	1,015,000
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	130,900	130,884
Series 2023-1, Class A2, 5.09%, 01/15/2026	383,813	383,560
Series 2023-2, Class A2, 5.92%, 11/16/2026	3,173,417	3,177,977

The accompanying notes are an integral part of these financial statements.

31

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-1, Class A2B, 5.70% (30 day avg SOFR US + 0.37%), 05/17/2027	$2,490,000	$2,489,200
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	1,305,930	1,305,067
Series 2023-B, Class A2A, 5.95%, 05/15/2026	1,755,000	1,757,414
Series 2023-B, Class A2B, 5.89% (30 day avg SOFR US + 0.56%), 05/15/2026	2,550,000	2,552,530
Series 2024-A, Class A2B, 5.71% (30 day avg SOFR US + 0.38%), 12/15/2026	4,475,000	4,475,000
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(b)	929,661	930,322
Series 2023-2A, Class A2B, 5.92% (30 day avg SOFR US + 0.58%), 11/23/2026(b)	749,177	749,772
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038(b)	1,400,376	1,305,528
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	1,546,224	1,440,116
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(b)	2,011,210	1,866,364
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(b)	727,465	669,662
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	818,822	749,807
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(b)	3,006,680	2,813,776
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	765,554	744,707
Series 2022-SFR6, Class A, 4.45%, 07/20/2039(b)	1,132,203	1,101,533
STAR Trust
Series 2021-SFR1, Class A, 6.04% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)	1,671,505	1,656,919
Series 2022-SFR3, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	3,254,712	3,254,709
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026	513,075	512,788
Series 2023-A, Class A2, 5.05%, 01/15/2026	591,327	590,781
Series 2023-B, Class A2A, 5.28%, 05/15/2026	1,619,900	1,617,848
Series 2023-C, Class A2A, 5.60%, 08/17/2026	1,989,797	1,989,620

	Par	Value
Series 2024-A, Class A2B, 5.68% (30 day avg SOFR US + 0.35%), 12/15/2026	$2,080,000	$2,079,767
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 06/17/2040(b)	2,405,000	2,347,074
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026(b)	1,250,882	1,251,567
TOTAL ASSET-BACKED SECURITIES (Cost $122,421,284)		122,329,682
U.S. TREASURY SECURITIES — 16.2%
U.S. Treasury Bonds
2.38%, 02/15/2042	2,455,000	1,787,163
2.25%, 02/15/2052	25,678,000	16,357,688
3.00%, 08/15/2052	21,295,000	16,020,328
4.13%, 08/15/2053	14,570,000	13,567,743
U.S. Treasury Inflation Indexed Notes, 1.75%, 01/15/2034	14,018,272	13,601,100
U.S. Treasury Notes
4.13%, 02/15/2027	8,070,000	7,977,321
4.00%, 01/31/2029	1,255,000	1,235,685
4.00%, 02/15/2034	7,380,000	7,163,213
TOTAL U.S. TREASURY SECURITIES (Cost $79,881,276)		77,710,241
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.5%
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	566,483	551,144
Series 2020-B22, Class A2, 1.16%, 01/15/2054	2,741,000	2,553,504
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,160,000	1,082,866
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,935,000	1,777,225
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,765,115
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(b)(d)	928,266	734,207
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(b)(d)	1,454,671	1,154,929
COMM Mortgage Trust
Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	398,380	393,491
Series 2015-PC1, Class ASB, 3.61%, 07/10/2050	311,737	310,160
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	1,809,286	1,733,665

The accompanying notes are an integral part of these financial statements.

32

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(b)(d)	$3,851,637	$3,057,988
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(b)(d)	690,484	648,470
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(b)(d)	1,338,056	1,063,179
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(d)	2,762,060	2,186,019
Series 2021-4, Class A5, 2.50%, 06/01/2051(b)(d)	472,097	404,278
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(b)(d)	3,012,568	2,391,813
Series 2021-7, Class A1, 2.50%, 08/25/2051(b)(d)	3,839,312	3,053,002
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/2047	110,373	110,108
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(b)(d)	1,238,715	1,068,938
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050(b)(d)	810,448	675,015
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(b)(d)	2,836,000	2,251,628
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(b)(d)	513,175	407,432
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(b)(d)	887,141	704,452
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(d)	1,263,562	1,158,104
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(d)	804,339	638,601
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(b)(d)	2,514,251	2,075,240
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051(b)(d)	1,259,830	1,125,569
Series 2021-10, Class A3A, 2.00%, 12/25/2051(b)(d)	3,719,240	2,834,905
Series 2021-14, Class A12, 5.00%, 05/25/2052(b)(d)	1,109,826	1,054,317
Series 2021-15, Class A2, 3.00%, 06/25/2052(b)(d)	3,811,825	3,153,489
Series 2021-15, Class A3, 2.50%, 06/25/2052(b)(d)	1,006,819	799,359
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(d)	2,258,710	1,793,574
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(d)	892,965	711,198
Series 2021-7, Class A3, 2.50%, 11/25/2051(b)(d)	696,857	553,349

	Par	Value
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(d)	$3,439,704	$2,731,366
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(b)(d)	1,229,423	976,248
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(d)	1,821,945	1,509,511
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(d)	1,520,269	1,258,617
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(d)	708,163	585,396
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(d)	355,461	294,283
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(d)	2,478,879	2,052,242
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 07/15/2048	187,259	186,023
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(d)	1,861,732	1,606,615
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(b)(d)	1,543,636	1,225,755
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(d)	544,540	485,640
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(d)	672,328	533,792
Series 2022-J2, Class A2, 3.00%, 08/25/2052(b)(d)	2,022,570	1,669,411
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(d)	3,163,115	2,624,645
Series 2023-J1, Class A1, 4.50%, 01/25/2053(b)(d)	1,891,366	1,735,697
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(d)	2,025,857	1,734,095
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(b)(d)	477,073	395,430
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(b)(d)	641,295	554,768
Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(d)	1,312,841	1,142,358
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(d)	952,667	756,365
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(b)(d)	729,942	693,433
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053	3,374,150	3,264,036

The accompanying notes are an integral part of these financial statements.

33

Carillon Reams Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(b)(d)	$280,780	$222,959
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $76,079,462)		74,215,018
SHORT-TERM INVESTMENTS — 14.8%
U.S. Treasury Bills — 14.8%
5.40%, 07/11/2024(e)	13,690,000	13,670,029
5.15%, 02/20/2025(e)	59,440,000	57,517,859
TOTAL SHORT-TERM INVESTMENTS (Cost $71,206,822)		71,187,888
TOTAL INVESTMENTS — 130.4% (Cost $636,636,804)		$625,420,924
Liabilities in Excess of Other Assets - (30.4)%		(145,809,608)
TOTAL NET ASSETS — 100.0%		$479,611,316

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(e)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

34

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 31.0%
Fannie Mae Pool
2.50%, 07/15/2054(a)	$ 28,105,000	$ 22,946,195
4.00%, 07/15/2054(a)	26,195,000	23,967,402
5.00%, 07/15/2054(a)	121,095,000	117,026,965
2.50%, 08/15/2054(a)	57,710,000	47,166,654
3.50%, 08/15/2054(a)	47,275,000	41,845,762
4.50%, 08/15/2054(a)	41,795,000	39,413,011
5.50%, 08/15/2054(a)	157,760,000	155,572,312
6.00%, 08/15/2054(a)	41,045,000	41,142,802
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $491,622,610)		489,081,103
ASSET-BACKED SECURITIES — 23.5%
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	6,966,020	6,969,196
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(b)	4,303,242	4,200,150
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037(b)	9,270,622	8,784,903
Series 2020-SFR5, Class A, 1.38%, 11/17/2037(b)	1,889,575	1,789,376
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(b)	3,635,000	3,317,222
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)	3,820,000	3,614,609
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	3,275,000	3,300,732
Series 2023-5A, Class A, 5.78%, 04/20/2028(b)	4,310,000	4,339,502
Series 2024-1A, Class A, 5.36%, 06/20/2030(b)	12,585,000	12,526,715
Series 2024-2A, Class A, 5.13%, 10/20/2028(b)	9,975,000	9,895,665
Series 2024-3A, Class A, 5.23%, 12/20/2030(b)	5,525,000	5,474,544
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026(b)	9,407,337	9,413,580
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	7,245,000	7,245,465
Series 2024-A, Class A2B, 5.67% (30 day avg SOFR US + 0.34%), 02/25/2027	3,830,000	3,830,307
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/2026	4,299,825	4,294,062

	Par	Value
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	$ 7,534,241	$ 7,540,502
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	5,568,781	5,298,448
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	10,362,932	9,814,942
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(b)	2,034,719	1,961,276
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(b)	7,509,844	7,260,597
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026	2,150,854	2,148,029
Series 2023-B, Class A2B, 5.82% (30 day avg SOFR US + 0.49%), 06/15/2026	6,733,138	6,737,817
Series 2024-B, Class A2A, 5.40%, 04/15/2027	3,785,000	3,784,563
Series 2024-B, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 04/15/2027	3,690,000	3,690,362
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	3,982,845	3,985,771
Series 2024-1, Class A2A, 5.12%, 02/16/2027	2,780,000	2,771,323
Series 2024-1, Class A2B, 5.73% (30 day avg SOFR US + 0.40%), 02/16/2027	2,345,000	2,344,988
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028(b)	2,775,000	2,787,341
Series 2023-4A, Class A, 6.15%, 03/25/2030(b)	3,305,000	3,367,871
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,270,000	2,984,339
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	17,650,000	17,416,175
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	3,545,154	3,541,686
Series 2024-1, Class A2, 5.36%, 09/15/2026	11,640,000	11,620,412
Series 2024-2, Class A2, 5.48%, 11/18/2026	12,560,000	12,563,124

The accompanying notes are an integral part of these financial statements.

35

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust
Series 2023-A, Class A2A, 5.19%, 12/15/2025	$ 3,703,707	$ 3,700,467
Series 2023-B, Class A2A, 5.77%, 05/15/2026	5,484,892	5,489,069
Series 2023-C, Class A2B, 5.96% (30 day avg SOFR US + 0.63%), 01/15/2027	4,893,766	4,901,214
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038(b)	10,515,423	10,527,739
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A2, 5.24%, 11/17/2025	5,322,971	5,319,377
Series 2024-A, Class A2B, 5.75% (30 day avg SOFR US + 0.42%), 02/16/2027	3,865,000	3,864,998
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	377,487	377,440
Series 2023-1, Class A2, 5.09%, 01/15/2026	1,144,414	1,143,657
Series 2023-2, Class A2, 5.92%, 11/16/2026	9,308,125	9,321,498
Series 2024-1, Class A2B, 5.70% (30 day avg SOFR US + 0.37%), 05/17/2027	7,810,000	7,807,489
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	3,798,375	3,795,865
Series 2023-B, Class A2A, 5.95%, 05/15/2026	5,160,000	5,167,097
Series 2023-B, Class A2B, 5.89% (30 day avg SOFR US + 0.56%), 05/15/2026	7,500,000	7,507,440
Series 2024-A, Class A2B, 5.71% (30 day avg SOFR US + 0.38%), 12/15/2026	14,380,000	14,380,000
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(b)	2,751,524	2,753,481
Series 2023-2A, Class A2B, 5.92% (30 day avg SOFR US + 0.58%), 11/23/2026(b)	2,216,884	2,218,644

	Par	Value
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038(b)	$ 4,396,832	$ 4,099,033
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	4,854,653	4,521,507
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(b)	6,302,456	5,848,555
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(b)	2,765,329	2,545,602
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	2,565,642	2,349,397
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(b)	9,366,774	8,765,817
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	2,384,996	2,320,047
Series 2022-SFR6, Class A, 4.45%, 07/20/2039(b)	3,536,263	3,440,472
STAR Trust
Series 2021-SFR1, Class A, 6.04% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)	5,253,302	5,207,461
Series 2022-SFR3, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	9,625,637	9,625,630
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026	1,446,873	1,446,063
Series 2023-A, Class A2, 5.05%, 01/15/2026	1,767,836	1,766,205
Series 2023-B, Class A2A, 5.28%, 05/15/2026	4,843,143	4,837,008
Series 2023-C, Class A2A, 5.60%, 08/17/2026	7,082,267	7,081,638
Series 2024-A, Class A2B, 5.68% (30 day avg SOFR US + 0.35%), 12/15/2026	6,505,000	6,504,271
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 06/17/2040(b)	7,710,000	7,524,299
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026(b)	3,791,626	3,793,702
TOTAL ASSET-BACKED SECURITIES (Cost $370,492,882)		370,567,776
CORPORATE BONDS — 23.1%
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	8,130,000	8,107,429

The accompanying notes are an integral part of these financial statements.

36

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Airlines — 2.5%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	$ 2,170,170	$ 2,140,577
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	8,870,236	8,698,028
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	1,775,951	1,635,011
Series 2019-1, Class AA, 3.15%, 02/15/2032	2,043,626	1,821,364
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	1,374,122	1,235,421
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	2,473,641	2,317,609
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	80,488	69,479
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	8,129,407	7,390,496
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,584,345	1,482,119
Series 2020-1, Class A, 2.75%, 05/15/2032	4,415,458	3,808,667
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	2,164,513	2,037,022
Series 2016-2, Class AA, 2.88%, 10/07/2028	1,352,875	1,232,903
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,890,585	3,592,533
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,161,325	1,088,048
		38,549,277
Auto Manufacturers — 3.4%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	3,270,000	3,322,809
7.35%, 11/04/2027	6,945,000	7,236,649
General Motors Financial Co., Inc.
6.05%, 10/10/2025	2,555,000	2,564,212
1.25%, 01/08/2026	9,130,000	8,546,771
6.00%, 01/09/2028	15,955,000	16,216,566
Toyota Motor Credit Corp., 5.00%, 03/19/2027	4,990,000	4,989,640

	Par	Value
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(b)	$ 7,115,000	$ 7,116,911
3.75%, 05/13/2030(b)	3,760,000	3,469,786
		53,463,344
Automobiles — 0.2%
Ford Motor Co., 3.25%, 02/12/2032	4,540,000	3,752,009
Banks — 5.0%
Bank of America Corp.
3.56% to 04/23/2026 then 3 mo. Term SOFR + 1.32%, 04/23/2027	7,000,000	6,768,797
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	9,095,000	8,889,645
Citigroup, Inc.
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	4,340,000	3,867,064
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	11,785,000	11,316,667
HSBC Holdings PLC, 4.95%, 03/31/2030	5,315,000	5,224,035
JPMorgan Chase & Co.
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	3,020,000	2,574,876
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	5,060,000	4,826,917
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	8,200,000	7,964,144
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	4,025,000	4,146,830
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	8,490,000	8,512,746
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	9,780,000	9,363,320
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	6,005,000	5,936,348
		79,391,389
Capital Markets — 2.3%
Morgan Stanley, 6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033	7,360,000	7,812,564

The accompanying notes are an integral part of these financial statements.

37

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Capital Markets — (Continued)
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	$ 8,165,000	$ 7,965,458
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	8,670,000	7,404,723
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(b)	4,805,000	4,487,322
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(b)(c)	1,190,000	1,067,612
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(b)	7,180,000	7,288,025
		36,025,704
Containers & Packaging — 0.4%
Sonoco Products Co., 3.13%, 05/01/2030	6,620,000	5,889,340
Electric — 4.9%
Appalachian Power Co., 2.70%, 04/01/2031	7,310,000	6,150,745
DTE Electric Co., 5.20%, 04/01/2033	6,825,000	6,817,626
Duke Energy Florida LLC
5.88%, 11/15/2033	2,085,000	2,167,619
5.65%, 04/01/2040	5,606,000	5,581,111
Duke Energy Indiana LLC, 5.25%, 03/01/2034	4,160,000	4,143,870
Duke Energy Progress LLC, 5.25%, 03/15/2033	7,275,000	7,253,244
Entergy Arkansas LLC
5.30%, 09/15/2033	5,895,000	5,873,446
5.45%, 06/01/2034	4,565,000	4,571,249
3.35%, 06/15/2052	4,350,000	2,929,439
Entergy Louisiana LLC, 5.35%, 03/15/2034	4,940,000	4,901,637
Indianapolis Power & Light Co., 5.65%, 12/01/2032(b)	6,805,000	6,846,096
MidAmerican Energy Co., 5.35%, 01/15/2034	3,620,000	3,669,642
Monongahela Power Co., 5.85%, 02/15/2034(b)	4,785,000	4,870,556
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	8,940,000	8,990,340
Wisconsin Public Service Corp., 2.85%, 12/01/2051	3,455,000	2,134,722
		76,901,342
Electric Utilities — 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	7,720,000	7,165,653

	Par	Value
Union Electric Co., 5.20%, 04/01/2034	$ 5,685,000	$ 5,643,014
Wisconsin Power and Light Co.
1.95%, 09/16/2031	4,760,000	3,805,455
3.95%, 09/01/2032	6,150,000	5,620,941
4.95%, 04/01/2033	5,490,000	5,311,887
		27,546,950
Insurance — 0.5%
MetLife, Inc., 5.38%, 07/15/2033	7,860,000	7,923,435
Multi-Utilities — 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030	3,815,000	3,446,068
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	3,415,000	3,340,890
5.23%, 11/17/2034	8,135,000	8,074,127
		11,415,017
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	7,040,000	6,642,345
Tobacco — 0.3%
Altria Group, Inc., 2.45%, 02/04/2032	5,560,000	4,495,701
TOTAL CORPORATE BONDS (Cost $377,273,963)		363,549,350
U.S. TREASURY SECURITIES — 22.3%
U.S. Treasury Bonds
2.38%, 02/15/2042	14,320,000	10,424,513
2.25%, 02/15/2052	96,135,000	61,240,999
3.00%, 08/15/2052	63,846,000	48,031,645
4.13%, 08/15/2053	44,835,000	41,750,842
U.S. Treasury Inflation Indexed Notes, 1.75%, 01/15/2034	45,936,031	44,569,011
U.S. Treasury Notes
4.50%, 07/15/2026	54,040,000	53,807,797
4.13%, 02/15/2027	23,690,000	23,417,935
4.00%, 01/31/2029	21,005,000	20,681,720
4.00%, 02/15/2034	49,129,000	47,685,836
TOTAL U.S. TREASURY SECURITIES (Cost $362,881,162)		351,610,298
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
BANK, Series 2020-BN30, Class A2, 1.36%, 12/15/2053	2,016,000	1,866,074

The accompanying notes are an integral part of these financial statements.

38

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	$ 1,787,732	$ 1,739,324
Series 2021-B23, Class A2, 1.62%, 02/15/2054	4,555,000	4,252,117
Series 2021-B24, Class A2, 1.95%, 03/15/2054	4,028,000	3,699,567
Series 2022-B33, Class A2, 3.32%, 03/15/2055	8,420,000	7,801,714
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(b)(d)	9,193,870	7,271,846
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(b)(d)	4,506,135	3,577,624
COMM Mortgage Trust
Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	1,493,926	1,475,592
Series 2015-PC1, Class ASB, 3.61%, 07/10/2050	1,167,608	1,161,701
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	5,289,416	5,068,339
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(b)(d)	12,240,120	9,717,982
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(b)(d)	2,223,592	2,088,295
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(b)(d)	4,096,090	3,254,630
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(d)	8,769,232	6,940,365
Series 2021-4, Class A5, 2.50%, 06/01/2051(b)(d)	1,470,026	1,258,850
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(b)(d)	2,228,528	1,769,328
Series 2021-7, Class A1, 2.50%, 08/25/2051(b)(d)	12,191,923	9,694,956
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(b)(d)	3,854,589	3,326,283
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050(b)(d)	2,521,864	2,100,438
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(b)(d)	1,571,850	1,247,962
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(b)(d)	2,676,210	2,125,098

	Par	Value
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(d)	$ 7,252,848	$ 6,647,517
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(d)	2,620,880	2,080,834
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(b)(d)	8,077,032	6,666,710
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047(b)(d)	2,443,064	2,129,957
Series 2020-9, Class A4, 2.50%, 05/25/2051(b)(d)	3,904,465	3,488,362
Series 2021-1, Class A3, 2.50%, 06/25/2051(b)(d)	1,653,883	1,319,294
Series 2021-10, Class A3A, 2.00%, 12/25/2051(b)(d)	11,962,538	9,118,169
Series 2021-14, Class A12, 5.00%, 05/25/2052(b)(d)	3,466,694	3,293,304
Series 2021-15, Class A2, 3.00%, 06/25/2052(b)(d)	11,924,383	9,864,935
Series 2021-15, Class A3, 2.50%, 06/25/2052(b)(d)	3,153,042	2,503,342
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(d)	6,945,361	5,515,103
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(d)	2,689,875	2,142,338
Series 2021-7, Class A3, 2.50%, 11/25/2051(b)(d)	2,098,444	1,666,301
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(d)	10,789,930	8,567,960
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(b)(d)	3,269,146	2,595,931
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(d)	8,124,018	6,730,879
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(d)	4,488,210	3,715,749
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(d)	2,107,003	1,741,735
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(d)	1,037,546	858,975
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(d)	7,773,335	6,435,474
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 07/15/2048	701,576	696,946
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(b)(d)	4,824,813	3,831,239
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(d)	1,262,966	1,126,359

The accompanying notes are an integral part of these financial statements.

39

Carillon Reams Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(d)	$ 2,465,204	$ 1,957,237
Series 2022-J2, Class A2, 3.00%, 08/25/2052(b)(d)	5,508,842	4,546,949
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(d)	9,451,577	7,842,597
Series 2023-J1, Class A1, 4.50%, 01/25/2053(b)(d)	6,567,869	6,027,301
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(d)	6,309,311	5,400,651
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(b)(d)	1,757,636	1,456,846
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(b)(d)	2,000,841	1,730,877
Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(d)	4,084,782	3,554,338
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051(b)(d)	5,946,643	4,722,051
Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(d)	2,981,891	2,367,458
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(b)(d)	2,283,493	2,169,282
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053	4,844,958	4,686,846
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(b)(d)	1,048,482	832,568
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $226,753,392)		221,470,499

	Par	Value
SHORT-TERM INVESTMENTS — 14.3%
U.S. Treasury Bills — 14.3%
5.38%, 07/11/2024(e)	$52,120,000	$52,043,968
5.15%, 02/20/2025(e)	179,605,000	173,797,023
TOTAL SHORT-TERM INVESTMENTS (Cost $225,898,680)		225,840,991
TOTAL INVESTMENTS — 128.2% (Cost $2,054,922,689)		$2,022,120,017
Liabilities in Excess of Other Assets - (28.2)%		(444,766,992)
TOTAL NET ASSETS — 100.0%		$1,577,353,025

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(e)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

40

Carillon Reams Core Plus Bond Fund
Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	1,230	09/30/2024	$251,189,063	$745,941
Total Unrealized Appreciation (Depreciation)				$745,941

There is $38,819 of variation margin due from the broker to the Fund as of the date of this report.
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
07/24/2024	JPY	987,512,770	USD	6,471,611	Goldman Sachs	$(308,727)
Total Unrealized Appreciation (Depreciation)						$(308,727)

JPY – Japanese Yen
The accompanying notes are an integral part of these financial statements.

41

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 23.2%
U.S. Treasury Inflation Indexed Notes, 1.75%, 01/15/2034	$119,508,755	$115,952,269
U.S. Treasury Notes
4.25%, 01/31/2026	67,850,000	67,198,004
4.13%, 02/15/2027	26,735,000	26,427,965
4.63%, 09/30/2028	110,560,000	111,497,168
4.00%, 01/31/2029	18,195,000	17,914,968
2.75%, 08/15/2032	5,665,000	5,041,186
TOTAL U.S. TREASURY SECURITIES (Cost $345,822,315)		344,031,560
ASSET-BACKED SECURITIES — 21.9%
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/2026	10,855,000	10,664,759
AMSR Trust, Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)	3,965,000	3,751,812
Atrium XIII, Series 13A, Class AR, 6.48% (3 mo. Term SOFR + 1.15%), 11/21/2030(a)	6,518,328	6,525,589
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class A, 6.12%, 04/20/2027(a)	4,240,000	4,273,314
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	4,465,000	4,461,438
Series 2023-5A, Class A, 5.78%, 04/20/2028(a)	4,215,000	4,243,852
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	10,135,000	10,088,062
Series 2024-2A, Class A, 5.13%, 10/20/2028(a)	9,750,000	9,672,454
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	5,545,000	5,494,361
Barings CLO Ltd., Series 2018-4A, Class A1R, 6.48% (3 mo. Term SOFR + 1.15%), 10/15/2030(a)	13,925,000	13,927,785
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 6.51% (3 mo. Term SOFR + 1.19%), 10/25/2030(a)	5,252,627	5,254,675

	Par	Value
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	$ 7,005,000	$ 7,005,450
Series 2024-A, Class A2B, 5.67% (30 day avg SOFR US + 0.34%), 02/25/2027	3,700,000	3,700,296
Dryden Senior Loan Fund, Series 2015-40A, Class AR2, 6.47% (3 mo. Term SOFR + 1.15%), 08/15/2031(a)	2,750,483	2,752,009
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	11,546,730	10,936,141
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	1,856,496	1,789,485
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	4,487,045	4,338,123
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, 5.69% (30 day avg SOFR US + 0.36%), 01/15/2027	13,305,000	13,303,958
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	2,520,000	2,512,135
Series 2024-1, Class A2B, 5.73% (30 day avg SOFR US + 0.40%), 02/16/2027	2,550,000	2,549,987
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class ARR, 6.47% (3 mo. Term SOFR + 1.15%), 04/24/2031(a)	5,960,000	5,961,186
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026(a)	5,774,000	5,608,938
Series 2023-4A, Class A, 6.15%, 03/25/2030(a)	3,230,000	3,291,444
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	2,925,000	2,669,477

The accompanying notes are an integral part of these financial statements.

42

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(a)	$ 23,685,000	$ 23,371,224
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041(a)	4,090,162	3,437,929
Series 2021-2, Class A, 1.90%, 12/17/2026(a)	10,375,097	9,528,617
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	12,167,622	10,666,253
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026	11,240,000	11,221,085
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027(a)	17,525,000	17,507,510
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 5.96% (30 day avg SOFR US + 0.63%), 01/15/2027	4,305,419	4,311,972
Series 2024-A, Class A2B, 5.75% (30 day avg SOFR US + 0.42%), 04/15/2027	14,460,000	14,464,319
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038(a)	3,316,275	3,320,159
Madison Park Funding XXXIX Ltd., Series 2018-29A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	4,067,891	4,071,934
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/2025	5,229,050	5,225,519
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	423,656	423,603

	Par	Value
Series 2024-1, Class A2B, 5.70% (30 day avg SOFR US + 0.37%), 05/17/2027	$ 7,170,000	$ 7,167,695
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(a)	2,485,906	2,487,675
Series 2023-2A, Class A2B, 5.92% (30 day avg SOFR US + 0.58%), 11/23/2026(a)	2,414,394	2,416,311
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	4,731,937	4,407,213
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	3,457,140	2,996,817
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	3,310,025	3,031,040
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	7,409,324	6,494,188
Series 2022-SFR6, Class A, 4.45%, 07/20/2039(a)	3,401,595	3,309,453
TIAA CLO Ltd., Series 2016-1A, Class ARR, 6.57% (3 mo. Term SOFR + 1.25%), 07/20/2031(a)	5,570,000	5,575,375
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026	1,517,420	1,516,571
Series 2024-A, Class A2B, 5.68% (30 day avg SOFR US + 0.35%), 12/15/2026	6,015,000	6,014,326
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(a)	13,674,326	13,096,976
Series 2024-SFR2, Class A, 4.75%, 06/17/2040(a)	9,375,000	9,149,196

The accompanying notes are an integral part of these financial statements.

43

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Venture CLO Ltd., Series 2018-34A, Class AR, 0.00% (3 mo. Term SOFR + 1.28%), 10/15/2031(a)	$ 4,410,000	$4,410,000
TOTAL ASSET-BACKED SECURITIES (Cost $324,944,822)		324,399,690
CORPORATE BONDS — 19.3%
Airlines — 2.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,588,977	1,567,309
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	4,023,679	3,945,563
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032(a)	2,227,963	2,087,427
Series 2021-1, Class A, 2.90%, 03/15/2035(a)	4,516,244	3,898,550
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	11,613,982	10,558,346
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	3,419,255	3,198,637
Series 2020-1, Class A, 2.75%, 05/15/2032	824,430	711,133
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026	2,689,347	2,606,077
Series 2015-1, Class A, 3.10%, 07/07/2028	923,115	856,791
Series 2015-1, Class AA, 3.45%, 12/01/2027	925,896	871,361
Series 2016-2, Class AA, 2.88%, 10/07/2028	3,552,131	3,237,129

	Par	Value
Series 2018-1, Class AA, 3.50%, 03/01/2030	$ 1,066,880	$ 985,148
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,966,248	4,652,891
Series 2019-2, Class AA, 2.70%, 05/01/2032	220,569	190,817
		39,367,179
Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	6,950,000	7,062,240
4.27%, 01/09/2027	2,215,000	2,134,260
7.35%, 11/04/2027	9,378,000	9,771,821
General Motors Financial Co., Inc.
5.35%, 07/15/2027	8,930,000	8,904,931
6.00%, 01/09/2028	7,155,000	7,272,299
Toyota Motor Credit Corp., 5.00%, 03/19/2027	4,650,000	4,649,665
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027(a)	6,545,000	6,546,758
		46,341,974
Banks — 4.7%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	2,925,000	2,901,490
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,810,000	5,763,133
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	4,715,000	4,608,541
Citigroup, Inc.
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	12,435,000	11,079,940
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033	3,425,000	3,587,115
JPMorgan Chase & Co.
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	8,595,000	8,347,782
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	6,520,000	6,491,107
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027	5,470,000	5,061,795

The accompanying notes are an integral part of these financial statements.

44

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	$ 7,060,000	$ 7,273,695
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	4,230,000	4,049,780
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033	2,905,000	2,519,232
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	8,535,000	8,209,512
		69,893,122
Biotechnology — 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,465,000	3,464,491
Capital Markets — 2.0%
Morgan Stanley, 6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033(b)	7,260,000	7,706,415
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	7,515,000	7,331,343
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	8,505,000	7,263,802
UBS Group AG, 5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(a)	6,895,000	6,998,738
		29,300,298
Commercial Services — 0.4%
ERAC USA Finance LLC, 4.60%, 05/01/2028(a)	6,410,000	6,308,630
Consumer Finance — 0.5%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	6,910,000	6,879,210
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc., 2.55%, 03/21/2031	3,235,000	2,748,482

	Par	Value
Electric — 3.0%
Appalachian Power Co., 2.70%, 04/01/2031	$ 6,185,000	$5,204,153
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	510,000	468,224
Duke Energy Florida LLC, 5.88%, 11/15/2033	3,950,000	4,106,521
Duke Energy Indiana LLC, 5.25%, 03/01/2034	7,605,000	7,575,512
Entergy Arkansas LLC, 5.30%, 09/15/2033	5,810,000	5,788,757
Entergy Louisiana LLC
2.35%, 06/15/2032	5,485,000	4,452,554
5.35%, 03/15/2034	11,650,000	11,559,528
Public Service Electric and Gas Co., 4.65%, 03/15/2033	5,200,000	5,011,985
		44,167,234
Electric Utilities — 1.0%
Duke Energy Corp., 5.00%, 12/08/2027	3,475,000	3,457,578
Edison International, 4.95%, 04/15/2025	575,000	570,804
Southern California Edison Co., 1.20%, 02/01/2026	4,890,000	4,580,528
Wisconsin Power and Light Co., 5.38%, 03/30/2034	6,350,000	6,308,099
		14,917,009
Health Care Equipment & Supplies — 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	6,725,000	6,911,399
Insurance — 0.4%
Jackson National Life Global Funding, 1.75%, 01/12/2025(a)	2,950,000	2,884,381
Metropolitan Life Global Funding I, 4.30%, 08/25/2029(a)	2,720,000	2,617,380
		5,501,761
Multi-Utilities — 0.4%
Dominion Energy, Inc., 3.38%, 04/01/2030	6,090,000	5,501,063
Oil, Gas & Consumable Fuels — 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	4,851,000	4,576,991
TOTAL CORPORATE BONDS (Cost $292,821,408)		285,878,843

The accompanying notes are an integral part of these financial statements.

45

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 18.7%
Fannie Mae Pool
5.00%, 07/15/2054(c)	$ 47,200,000	$ 45,614,375
5.50%, 08/15/2054(c)	157,400,000	155,217,304
6.00%, 08/15/2054(c)	76,125,000	76,306,392
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $277,749,178)		277,138,071
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.6%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/15/2064	6,280,000	5,577,745
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055(d)	7,380,000	7,393,727
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054	4,640,000	4,286,830
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A2, 2.98%, 11/10/2052	4,529,000	4,463,795
Citigroup Mortgage Loan Trust, Inc., Series 2021-J2, Class A7A, 2.50%, 07/25/2051(a)(d)	1,866,748	1,605,029
COMM Mortgage Trust
Series 2015-CR22, Class ASB, 3.14%, 03/10/2048	701,887	698,938
Series 2015-CR23, Class ASB, 3.26%, 05/10/2048	817,962	811,235
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class ASB, 3.22%, 06/15/2057	491,507	488,946
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	4,062,539	3,892,740
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(d)	5,441,548	4,306,686
Series 2021-8INV, Class A3, 2.50%, 09/25/2051(a)(d)	1,521,993	1,209,322

	Par	Value
GCAT Trust, Series 2024-INV2, Class A6, 6.00%, 06/25/2054(a)(d)	$ 6,652,138	$ 6,629,682
GS Mortgage Securities Trust
Series 2014-GC26, Class AAB, 3.37%, 11/10/2047	278,561	277,913
Series 2015-GC28, Class AAB, 3.21%, 02/10/2048	596,511	593,521
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(a)(d)	3,475,688	2,999,314
Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(a)(d)	3,109,250	2,467,641
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050(a)(d)	3,882,229	3,233,473
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(a)(d)	2,125,003	1,687,136
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(d)	6,903,560	5,463,788
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052(a)(d)	4,463,095	3,546,130
Series 2022-GR2, Class A2, 3.00%, 08/26/2052(a)(d)	4,243,814	3,505,458
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(d)	3,895,984	3,570,821
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(d)	6,836,881	5,428,107
Series 2024-PJ6, Class A15, 6.00%, 10/25/2054(a)(d)	6,595,000	6,570,676
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(d)	1,238,920	988,280
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(d)	3,515,852	2,791,832
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(d)	2,744,770	2,186,059
Series 2021-6, Class A3, 2.50%, 10/25/2051(a)(d)	2,978,103	2,368,173

The accompanying notes are an integral part of these financial statements.

46

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(d)	$ 2,552,540	$ 2,026,896
Series 2021-INV6, Class A2, 3.00%, 04/25/2052(a)(d)	6,157,967	5,123,373
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(d)	5,704,184	4,726,008
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(d)	2,089,517	1,727,281
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(d)	2,431,181	2,012,753
Series 2022-8, Class A3, 4.00%, 01/25/2053(a)(d)	1,941,030	1,727,441
Series 2022-INV1, Class A3, 3.00%, 03/25/2052(a)(d)	3,325,500	2,753,152
Series 2023-4, Class 1A4, 6.00%, 11/25/2053(a)(d)	7,640,277	7,618,907
Series 2023-6, Class A4, 6.00%, 12/26/2053(a)(d)	6,905,198	6,865,657
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(d)	8,300,341	6,871,778
Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(d)	10,555,000	10,502,056
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(d)	2,544,236	2,269,042
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(d)	2,610,461	2,072,562
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(d)	9,659,304	8,014,962
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(d)	5,688,846	4,869,544
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(a)(d)	1,802,039	1,558,898
Series 2021-2, Class A3, 2.50%, 05/25/2051(a)(d)	3,680,831	3,202,843

		Par	Value
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051(a)(d)		$3,865,618	$3,069,088
Series 2021-J4, Class A1, 2.50%, 11/25/2051(a)(d)		4,431,188	3,518,119
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051(a)(d)		5,674,569	4,506,005
Series 2021-4, Class A1, 2.50%, 06/25/2051(a)(d)		5,466,880	4,341,086
Series 2021-6, Class A1, 2.50%, 10/25/2051(a)(d)		2,536,067	2,013,498
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050(a)(d)		7,757,690	6,160,148
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 09/15/2057		930,018	925,598
Series 2014-C22, Class ASB, 3.46%, 09/15/2057		101	101
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $191,680,630)			187,519,793
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 4.6%
Secretaria Tesouro Nacional, 10.00%, 01/01/2025	BRL	405,398,000	68,867,963
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $74,916,192)			68,867,963
MEDIUM-TERM NOTES — 1.7%
Citigroup Global Markets Holdings, Inc.
07/29/2024(a)(e)		9,140,000	10,235,775
07/29/2024(a)(f)	EUR	7,125,000	8,137,682
08/05/2024(a)(g)		486,000	94,921
08/27/2024(a)(h)	EUR	7,050,000	6,934,406
TOTAL MEDIUM-TERM NOTES (Cost $24,839,284)			25,402,784

The accompanying notes are an integral part of these financial statements.

47

Carillon Reams Unconstrained Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.3%(i)
Put Options — 0.3%
Euro BUND ; EUREX
Expiration: 08/23/2024; Exercise Price: $132.50	$182,541,258	1,295	$ 2,621,205
Expiration: 08/23/2024; Exercise Price: $131.50	167,458,699	1,188	1,689,218
Total Put Options			4,310,423
TOTAL PURCHASED OPTIONS (Cost $3,874,361)			4,310,423

Shares
SHORT-TERM INVESTMENTS — 13.5%
Money Market Funds — 0.0%(j)
First American Government Obligations Fund - Class X, 5.23%(k)	111,000	111,000

	Par
U.S. Treasury Bills — 13.5%
5.38%, 08/08/2024(l)	$ 68,575,000	68,195,523
5.19%, 02/20/2025(l)	135,875,000	131,481,142
		199,676,665
TOTAL SHORT-TERM INVESTMENTS (Cost $199,803,111)		199,787,665
TOTAL INVESTMENTS — 115.8% (Cost $1,736,451,301)		$1,717,336,792
Liabilities in Excess of Other Assets - (15.8)%		(234,007,694)
TOTAL NET ASSETS — 100.0%		$1,483,329,098

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $107,435 which represented 0.0% of net assets.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024

(e)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index (“SPX”) and the 30-Year U.S. Dollar SOFR ICE Swap Rate (“SOFR CMS30”) (each, an “underlying”) from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS10 from its initial underlying value to its final underlying value.

(i)	100 shares per contract.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown represents the 7-day effective yield as of June 30, 2024. Investment made with cash collateral received for securities on loan.
(l)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

48

Carillon Reams Unconstrained Bond Fund
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%(a)(b)
Call Options — 0.0%(c)
U.S. Treasury Long Bond, Expiration: 07/26/2024; Exercise Price: $120.00	$(58,446,375)	(494)	$(393,656)
Put Options — (0.1)%
2-Year U.S. Treasury Note, Expiration: 07/26/2024; Exercise Price: $102.13	(350,642,306)	(1,717)	(724,361)
Euro BUND ; EUREX
Expiration: 08/23/2024; Exercise Price: $124.00	(167,458,699)	(1,188)	(48,729)
Expiration: 08/23/2024; Exercise Price: $127.00	(182,541,258)	(1,295)	(208,032)
Total Put Options			(981,122)
TOTAL WRITTEN OPTIONS (Premiums received $1,655,878)			$(1,374,778)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	5,777	09/30/2024	$1,179,771,719	$1,268,241
Total Unrealized Appreciation (Depreciation)				$1,268,241

There is $406,643 of variation margin due from the broker to the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

49

Carillon Reams Unconstrained Bond Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
07/12/2024	AUD	21,397,000	USD	14,203,650	J.P. Morgan Securities, Inc.	$75,686
10/02/2024	BRL	83,602,522	USD	15,020,000	J.P. Morgan Securities, Inc.	(227,239)
07/03/2024	CAD	38,373,083	USD	28,304,098	Goldman Sachs	(251,328)
10/03/2024	CAD	38,373,083	USD	28,056,344	Goldman Sachs	59,402
07/12/2024	NOK	170,874,225	USD	16,080,464	Barclays Capital, Inc.	(70,532)
07/12/2024	SEK	146,050,022	USD	13,923,449	J.P. Morgan Securities, Inc.	(134,264)
01/03/2025	USD	25,673,957	BRL	132,054,000	Goldman Sachs	2,542,767
01/03/2025	USD	53,060,362	BRL	273,344,000	J.P. Morgan Securities, Inc.	5,180,160
07/03/2024	USD	27,995,246	CAD	38,373,083	Goldman Sachs	(57,524)
08/05/2024	USD	7,672,699	EUR	7,125,000	J.P. Morgan Securities, Inc.	27,920
09/27/2024	USD	7,567,329	EUR	7,050,000	J.P. Morgan Securities, Inc.	(16,573)
Total Unrealized Appreciation (Depreciation)						$7,128,475

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
Schedule of Inflation Rate Swap Contracts
as of June 30, 2024 (Unaudited)

Fixed Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Central Clearing Party	Termination Date	Notional	Unrealized Appreciation (Depreciation)
2.45%	U.S. CPI Urban Consumers NSA	Received	At Termination	LCH Ltd	06/30/2053	$25,507,000	$370,093
2.72%	U.S. CPI Urban Consumers NSA	Paid	At Termination	LCH Ltd	06/30/2053	EUR 17,646,000	$1,413,185
Total Unrealized Appreciation (Depreciation)							$1,783,278

The accompanying notes are an integral part of these financial statements.

50

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts
as of June 30, 2024 (Unaudited)

Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Central Clearing Party	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index Series 42	Baa2/BBB	Intercontinental Exchange	Sell	Receive	1%/Quarterly	06/20/2029	$97,210,000	$2,017,648	$2,130,316	$(112,668)
iTraxx Australia Series 41 Version 1 Index	Baa2/BBB	Intercontinental Exchange	Buy	Pay	1%/Quarterly	06/20/2029	97,210,000	(1,276,033)	(1,448,016)	171,983
Total Unrealized Appreciation (Depreciation)										$59,315

There is $24,923 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

51

Statements of Assets and Liabilities
6.30.2024 (Unaudited)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Assets
Investments - unaffiliated, at value(a)	$24,726,670	$18,440,805	$72,517,539
Cash	795,731	880,922	2,415,060
Receivable for investments sold	—	338,689	—
Receivable for fund shares sold	2,836	—	73,129
Receivable for dividends and interest, net	32,429	10,622	158,978
Receivable for foreign tax reclaims	1,489	—	1,408
Prepaid expenses	58,493	57,247	58,498
Total assets	25,617,648	19,728,285	75,224,612
Liabilities
Payable for investments purchased	—	135,192	—
Payable for fund shares redeemed	16,884	—	8,544
Accrued custody fees	399	220	1,338
Accrued investment advisory fees, net	1,665	896	4,271
Accrued administrative fees	2,126	1,572	6,054
Accrued distribution fees	10	11	10
Accrued shareholder servicing fees	1,724	1,816	1,544
Accrued professional fees	1,545	2,931	5,263
Accrued trustees fees	33	55	216
Accrued compliance fees	790	790	790
Other accrued expenses	3,875	4,024	10,504
Total liabilities	29,051	147,507	38,534
Net assets	$25,588,597	$19,580,778	$75,186,078
Net Assets Consists of
Paid-in capital	$20,478,250	$13,363,497	$38,144,557
Total distributable earnings (loss)	5,110,347	6,217,281	37,041,521
Net assets	$25,588,597	$19,580,778	$75,186,078
Net assets, at market value
Class A	$9,513	$10,297	$9,817
Class C	9,821	10,629	10,132
Class I	25,559,421	19,549,201	75,155,976
Class R-6	9,842	10,651	10,153
NAV, offering and redemption price per share(b)
Class A	$17.15	$15.79	$19.35
Class A maximum offering price(c)	18.01	16.58	20.31
Class C	17.13	15.77	19.32
Class I	17.16	15.81	19.36
Class R-6	17.16	15.81	19.36

The accompanying notes are an integral part of the financial statements.

52

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Shares of beneficial interest outstanding
Class A	555	652	507
Class C	573	674	524
Class I	1,489,124	1,236,701	3,881,538
Class R-6	573	674	524
(a) Identified cost	$21,652,355	$12,648,763	$55,804,755
(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(c) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

53

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Assets
Investments - unaffiliated, at value(a)	$478,467,021	$412,877,891	$570,945,583	$6,248,276,914
Cash	1,482,194	10,180,130	7,525,133	43,925,340
Receivable for fund shares sold	63,976	181,359	66,771	10,145,750
Receivable for dividends and interest, net	93,566	628,414	611,541	960,090
Receivable for foreign tax reclaims	—	2,524,112	31,380	16,885
Prepaid expenses	5,097	23,919	3,727	74,129
Total assets	480,111,854	426,415,825	579,184,135	6,303,399,108
Liabilities
Payable for investments purchased	—	—	—	748,709
Payable for fund shares redeemed	1,080,969	350,251	1,524,821	11,160,096
Accrued custody fees	2,767	19,247	2,840	29,550
Accrued investment advisory fees, net	180,385	224,931	222,937	2,646,785
Accrued administrative fees	38,783	34,918	47,537	517,062
Accrued distribution fees	49,982	2,061	71,152	175,250
Accrued shareholder servicing fees	33,798	37,033	41,019	250,719
Accrued professional fees	17,098	11,890	25,151	142,736
Accrued trustees fees	635	303	1,443	12,821
Accrued compliance fees	790	790	790	790
Other accrued expenses	24,109	14,811	42,365	239,158
Total liabilities	1,429,316	696,235	1,980,055	15,923,676
Net assets	$478,682,538	$425,719,590	$577,204,080	$6,287,475,432
Net Assets Consists of
Paid-in capital	$154,211,154	$336,582,857	$313,201,097	$3,908,231,622
Total distributable earnings (loss)	324,471,384	89,136,733	264,002,983	2,379,243,810
Net assets	$478,682,538	$425,719,590	$577,204,080	$6,287,475,432
Net assets, at market value
Class A	$211,232,662	$4,970,882	$207,080,378	$603,329,025
Class C	8,664,719	1,271,829	33,968,368	62,258,894
Class I	258,600,111	409,818,379	326,973,000	2,108,912,010
Class R-6	185,046	9,658,500	9,182,334	3,512,975,503
NAV, offering and redemption price per share(b)
Class A	$55.48	$23.84	$21.97	$73.26
Class A maximum offering price(c)	58.25	25.03	23.07	76.91
Class C	28.35	23.28	20.63	52.57
Class I	60.63	24.03	21.90	79.86
Class R-6	59.31	23.78	21.85	80.92

The accompanying notes are an integral part of the financial statements.

54

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Shares of beneficial interest outstanding
Class A	3,807,165	208,513	9,424,541	8,235,256
Class C	305,677	54,639	1,646,924	1,184,384
Class I	4,265,058	17,056,259	14,931,007	26,408,309
Class R-6	3,120	406,093	420,184	43,412,530
(a) Identified cost	$180,118,370	$331,626,578	$353,660,845	$4,471,908,306
(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(c) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

55

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Assets
Investments - unaffiliated, at value(a)(b)	$ 549,471,105	$3,118,415,320	$ 263,707,512	$ 269,339,022
Cash	6,228,328	8,657,836	1,256,161	3,983,708
Receivable for investments sold	—	9,322,206	896,063	—
Receivable for fund shares sold	554,163	1,347,357	23,255	77,867
Due from adviser, net	—	—	—	62,996
Receivable for dividends and interest, net	99,667	3,093,405	74,243	1,047,066
Receivable for foreign tax reclaims	—	—	—	69,691
Prepaid expenses	4,151	11,710	2,893	59,864
Total assets	556,357,414	3,140,847,834	265,960,127	274,640,214
Liabilities
Payable for interest due on line of credit	169	—	—	—
Payable for securities lending collateral received	—	544,275	—	—
Payable for investments purchased	—	7,814,906	1,228,802	1,000,000
Payable for fund shares redeemed	293,665	2,534,499	38,210	248,383
Accrued custody fees	2,201	14,419	2,283	1,733
Accrued investment advisory fees, net	270,341	1,731,519	133,309	—
Accrued administrative fees	45,508	256,627	21,088	22,688
Accrued distribution fees	37,404	21,868	3,759	11
Accrued shareholder servicing fees	30,673	176,605	21,284	17,779
Accrued professional fees	17,771	80,574	15,582	5,366
Accrued trustees fees	1,329	7,644	1,436	225
Accrued compliance fees	790	790	790	790
Other accrued expenses	36,817	94,876	17,255	19,936
Total liabilities	736,668	13,278,602	1,483,798	1,316,911
Net assets	$555,620,746	$3,127,569,232	$264,476,329	$273,323,303
Net Assets Consists of
Paid-in capital	$355,599,005	$2,245,554,072	$153,382,846	$297,341,530
Total distributable earnings (loss)	200,021,741	882,015,160	111,093,483	(24,018,227)
Net assets	$555,620,746	$3,127,569,232	$264,476,329	$273,323,303
Net assets, at market value
Class A	$144,066,723	$32,490,209	$13,653,240	$10,021
Class C	9,396,119	18,450,219	1,241,916	10,236
Class I	217,951,689	2,714,549,848	246,975,220	273,292,789
Class R-6	184,206,215	362,078,956	2,605,953	10,257

The accompanying notes are an integral part of the financial statements.

56

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
NAV, offering and redemption price per share(c)
Class A	$23.95	$23.87	$28.71	$12.95
Class A maximum offering price(d)	25.14	25.06	30.14	13.45
Class C	3.08	23.01	27.01	12.94
Class I	28.79	24.09	29.26	12.95
Class R-6	30.18	24.07	29.49	12.96
Shares of beneficial interest outstanding
Class A	6,016,053	1,361,379	475,507	774
Class C	3,051,156	801,675	45,988	791
Class I	7,570,379	112,678,351	8,440,934	21,099,454
Class R-6	6,103,691	15,040,155	88,366	792
(a) Identified cost	$412,361,321	$2,451,131,053	$163,480,364	$259,899,120
(b) Includes securities on loan, at value	$—	$531,237	$—	$—
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV except for Carillon Chartwell Real Income Fund which is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

57

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value(a)(b)	$ 239,314,675	$ 625,420,924	$ 2,022,120,017	$ 1,717,336,792
Unrealized appreciation - open forward contracts	—	—	—	7,885,935
Cash	8,894,761	6,682,366	37,122,775	23,116,299
Deposit at broker - swap contracts	—	—	—	4,554,403
Deposit at broker - futures contracts	—	—	1,420,657	7,223,620
Segregated cash - forward contracts and/or TBA transactions	—	—	334,571	620,000
Variation margin receivable - swap contracts	—	—	—	24,923
Variation margin receivable - futures contracts	—	—	38,819	406,643
Receivable for investments sold	—	152,735,317	479,877,228	511,019,838
Receivable for fund shares sold	250,000	922,131	959,736	1,486,786
Due from adviser, net	12,514	—	—	—
Receivable for dividends and interest, net	3,088,130	2,993,118	11,564,411	9,660,778
Prepaid expenses	57,617	3,733	7,211	6,523
Total assets	251,617,697	788,757,589	2,553,445,425	2,283,342,540
Liabilities
Written options, at value (Premiums received of $—, $—, $—, and $1,655,878)	—	—	—	1,374,778
Unrealized depreciation - forward contracts	—	—	308,727	757,460
Payable for securities lending collateral received	—	—	—	111,000
Payable for investments purchased	495,615	308,719,713	974,401,983	796,114,552
Payable for fund shares redeemed	21,000	187,700	682,078	888,160
Accrued custody fees	1,001	4,733	10,037	6,336
Accrued investment advisory fees, net	—	62,759	323,368	409,151
Accrued administrative fees	20,492	39,450	129,603	123,469
Accrued distribution fees	11	12,596	9,128	9,388
Accrued shareholder servicing fees	12,882	39,008	109,915	114,961
Accrued professional fees	730	22,891	40,276	45,582
Accrued trustees fees	206	5,647	2,887	2,774
Accrued compliance fees	790	828	959	1,141
Other accrued expenses	9,994	50,948	73,439	54,690
Total liabilities	562,721	309,146,273	976,092,400	800,013,442
Net assets	$251,054,976	$479,611,316	$1,577,353,025	$1,483,329,098

The accompanying notes are an integral part of the financial statements.

58

Statements of Assets and Liabilities
6.30.2024 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net Assets Consists of
Paid-in capital	$254,239,120	$561,252,410	$1,775,701,768	$1,522,254,964
Total distributable earnings (loss)	(3,184,144)	(81,641,094)	(198,348,743)	(38,925,866)
Net assets	$251,054,976	$479,611,316	$1,577,353,025	$1,483,329,098
Net assets, at market value
Class A	$9,923	$50,408,062	$23,297,527	$37,476,188
Class C	10,142	2,792,134	4,329,420	1,762,632
Class I	251,024,748	410,911,178	1,343,756,749	1,196,322,445
Class R-6	10,163	15,499,942	205,969,329	247,767,833
NAV, offering and redemption price per share(c)
Class A	$9.47	$10.63	$29.25	$12.20
Class A maximum offering price(d)	9.84	11.04	30.39	12.68
Class C	9.46	10.58	29.00	12.08
Class I	9.47	10.64	29.37	12.22
Class R-6	9.47	10.66	29.37	12.22
Shares of beneficial interest outstanding
Class A	1,048	4,743,731	796,464	3,072,783
Class C	1,072	263,984	149,282	145,933
Class I	26,510,469	38,621,618	45,756,681	97,868,644
Class R-6	1,073	1,454,106	7,011,829	20,271,506
(a) Identified cost	$240,416,311	$636,636,804	$2,054,922,689	$1,736,451,301
(b) Includes securities on loan, at value	$—	$—	$—	$107,435
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

59

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Investment income
Dividends	$220,811	$50,548	$915,221
Less: foreign taxes withheld	(1,591)	—	(2,103)
Interest	14,468	14,458	43,974
Total investment income	233,688	65,006	957,092
Expenses
Investment advisory fees	77,452	68,446	400,308
Administrative fees:
Class A	2	2	2
Class C	2	2	2
Class I	11,910	9,121	50,033
Class R-6	2	2	2
Distribution and service fees:
Class A	4	5	5
Class C	18	19	18
Shareholder servicing fees:
Class I	10,252	9,023	56,033
Custodian fees	3,553	2,121	6,423
Professional fees	4,874	5,047	25,024
State registration fees	12,438	11,989	12,428
Trustees compensation	888	736	4,142
Compliance fees	1,578	1,578	1,578
Other expenses	16,145	15,795	60,768
Total expenses before adjustments	139,118	123,886	616,766
Fees and expenses waived	(31,855)	(28,039)	(91,340)
Total expenses after adjustments	107,263	95,847	525,426
Net investment income (loss)	126,425	(30,841)	431,666
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	1,328,386	1,717,929	16,929,920
Net realized gain (loss)	1,328,386	1,717,929	16,929,920
Net change in unrealized appreciation (depreciation) on Investments and foreign currency translations	(1,496,717)	1,527,695	(16,122,465)
Net gain (loss) on investments	(168,331)	3,245,624	807,455
Net increase (decrease) in assets resulting from operations	$(41,906)	$3,214,783	$1,239,121

The accompanying notes are an integral part of the financial statements.

60

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Investment income
Dividends	$ 1,411,901	$ 7,596,933	$ 7,172,617	$ 16,193,711
Less: foreign taxes withheld	—	(868,575)	(3,136)	(222,869)
Interest	28,344	158,328	209,736	880,227
Securities lending, net (Note 7)	76	22,410	228	1,359
Total investment income	1,440,321	6,909,096	7,379,445	16,852,428
Expenses
Investment advisory fees	1,313,134	1,390,156	1,379,046	16,641,353
Administrative fees:
Class A	97,835	2,363	103,343	309,081
Class C	4,157	607	18,177	33,699
Class I	116,506	188,494	168,169	948,558
Class R-3	49	2,435	213	6,915
Class R-5	235	8	499	138,606
Class R-6	69	4,682	4,613	1,816,496
Class Y	5	6	21	326
Distribution and service fees:
Class A	244,588	5,907	258,358	772,702
Class C	41,568	6,072	181,769	336,988
Class R-3	245	12,175	1,064	34,574
Class Y	12	14	53	816
Shareholder servicing fees:
Class A	78,613	2,145	91,907	459,867
Class C	2,575	364	13,792	28,582
Class I	91,371	174,998	131,064	855,600
Class R-3	74	3,653	319	10,372
Class R-5	235	4	499	138,606
Class Y	2	—	24	483
Custodian fees	6,625	43,387	9,348	86,052
Professional fees	24,094	17,569	36,154	315,821
State registration fees	42,091	40,813	33,434	77,379
Trustees compensation	13,331	11,792	18,563	202,986
Compliance fees	1,578	1,578	1,578	1,578
Interest expense on line of credit	2,516	78	—	11,582
Other expenses	80,882	96,078	110,028	799,160
Total expenses before adjustments	2,162,390	2,005,378	2,562,035	24,028,182
Fees and expenses waived	(293,033)	(96,825)	—	—
Recovered fees previously waived by Manager	—	219	—	—
Total expenses after adjustments	1,869,357	1,908,772	2,562,035	24,028,182
Net investment income (loss)	(429,036)	5,000,324	4,817,410	(7,175,754)

The accompanying notes are an integral part of the financial statements.

61

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	22,180,942	19,388,337	29,088,654	515,199,631
Foreign currency transactions	—	(102,970)	—	—
Net realized gain (loss)	22,180,942	19,285,367	29,088,654	515,199,631
Net change in unrealized appreciation (depreciation) on Investments and foreign currency translations	66,179,022	25,164,458	7,990,744	(247,566,367)
Net gain (loss) on investments	88,359,964	44,449,825	37,079,398	267,633,264
Net increase (decrease) in assets resulting from operations	$87,930,928	$49,450,149	$41,896,808	$260,457,510

The accompanying notes are an integral part of the financial statements.

62

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Investment income
Dividends	$ 2,940,731	$ 21,802,667	$ 820,146	$ 534,898
Less: foreign taxes withheld	(16,266)	(65,404)	—	(9,470)
Interest	104,648	108,448	21,936	7,129,550
Securities lending, net (Note 7)	6,721	6,927	103	—
Total investment income	3,035,834	21,852,638	842,185	7,654,978
Expenses
Investment advisory fees	1,694,434	11,882,731	748,701	573,787
Administrative fees:
Class A	72,901	15,164	6,599	2
Class C	5,007	9,549	614	2
Class I	108,529	1,416,998	115,540	143,441
Class R-3	2,694	451	4	—
Class R-5	2,853	598	4	—
Class R-6	93,489	183,268	2,006	2
Class Y	2	468	16	—
Distribution and service fees:
Class A	182,253	37,910	16,498	5
Class C	50,066	95,487	6,139	18
Class R-3	13,468	2,253	21	—
Class Y	6	1,169	40	—
Shareholder servicing fees:
Class A	105,301	19,890	5,907	—
Class C	4,894	11,248	499	—
Class I	106,502	1,446,998	113,070	120,667
Class R-3	4,041	676	1	—
Class R-5	2,853	598	—	—
Class Y	—	678	5	—
Custodian fees	10,540	48,284	11,072	8,325
Professional fees	28,254	164,375	17,014	141,911
State registration fees	48,636	16,775	24,586	13,444
Trustees compensation	18,025	102,584	8,680	11,004
Compliance fees	1,578	1,578	1,578	1,578
Interest expense on line of credit	7,724	81,810	3,323	—
Other expenses	137,676	490,915	71,713	108,723
Total expenses before adjustments	2,701,726	16,032,455	1,153,630	1,122,909
Fees and expenses waived	—	(423,464)	—	(204,827)
Recovered fees previously waived by Manager	—	—	49,815	—
Total expenses after adjustments	2,701,726	15,608,991	1,203,445	918,082
Net investment income (loss)	334,108	6,243,647	(361,260)	6,736,896

The accompanying notes are an integral part of the financial statements.

63

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	54,515,831	316,769,994	16,889,683	(15,726,206)
Foreign currency translations	—	—	—	875
Net realized gain (loss)	54,515,831	316,769,994	16,889,683	(15,725,331)
Net change in unrealized appreciation (depreciation) on Investments and foreign currency translations	(10,257,720)	9,082,214	3,578,143	17,736,733
Net gain (loss) on investments	44,258,111	325,852,208	20,467,826	2,011,402
Net increase (decrease) in assets resulting from operations	$44,592,219	$332,095,855	$20,106,566	$8,748,298

The accompanying notes are an integral part of the financial statements.

64

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Investment income
Interest	$ 6,897,824	$ 11,787,264	$ 38,144,957	$ 35,239,284
Securities lending, net (Note 7)	—	—	314	173
Total investment income	6,897,824	11,787,264	38,145,271	35,239,457
Expenses
Investment advisory fees	370,841	898,278	3,113,752	4,019,037
Administrative fees:
Class A	2	17,183	11,478	18,949
Class C	2	1,554	2,182	789
Class I	123,608	209,381	720,999	662,943
Class R-3	—	68	35	2
Class R-5	—	104	10	177
Class R-6	2	7,914	38,467	65,805
Class Y	—	8,654	5,266	6,861
Distribution and service fees:
Class A	5	42,958	28,694	47,373
Class C	18	15,543	21,823	7,893
Class R-3	—	341	177	10
Class Y	—	21,634	13,166	17,153
Shareholder servicing fees:
Class A	—	22,568	14,659	25,644
Class C	—	1,183	2,023	669
Class I	91,502	201,597	630,623	654,304
Class R-3	—	99	50	—
Class R-5	—	52	8	170
Class Y	—	12,461	7,320	10,018
Custodian fees	3,513	11,628	25,660	25,037
Professional fees	66,269	31,318	77,502	81,524
State registration fees	14,639	51,719	55,826	112,629
Trustees compensation	8,312	19,850	47,646	46,235
Compliance fees	1,578	1,916	2,247	2,429
Other expenses	42,928	105,679	242,195	179,768
Total expenses before adjustments	723,219	1,683,682	5,061,808	5,985,419
Fees and expenses waived	(117,490)	(524,340)	(1,378,313)	(1,673,938)
Total expenses after adjustments	605,729	1,159,342	3,683,495	4,311,481
Net investment income (loss)	6,292,095	10,627,922	34,461,776	30,927,976
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(226,811)	(1,763,381)	(3,452,455)	9,044,013
Written options	—	—	—	927,372
Foreign currency translations	—	—	—	8,082
Swap contracts - credit default	—	—	5,698,348	9,697,241
Futures contracts	—	—	(131,783)	3,449,169
Forward contracts	—	—	2,800,594	6,445,799
Net realized gain (loss)	(226,811)	(1,763,381)	4,914,704	29,571,676

The accompanying notes are an integral part of the financial statements.

65

Statements of Operations
1.1.2024 to 6.30.2024 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	252,665	(11,610,596)	(39,412,158)	(33,684,906)
Written options	—	—	—	281,100
Swap contracts - credit default	—	—	(4,344,333)	(7,319,554)
Swap contracts - inflation rates	—	—	—	402,562
Futures contracts	—	—	745,941	3,032,932
Forward contracts	—	—	(3,128,648)	2,735,985
Net change in unrealized appreciation (depreciation)	252,665	(11,610,596)	(46,139,198)	(34,551,881)
Net gain (loss) on investments	25,854	(13,373,977)	(41,224,494)	(4,980,205)
Net increase (decrease) in assets resulting from operations	$ 6,317,949	$(2,746,055)	$(6,762,718)	$25,947,771

The accompanying notes are an integral part of the financial statements.

66

Statements of Changes in Net Assets

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23
Net assets, beginning of period	$23,787,319	$40,877,310	$16,724,557	$16,303,123	$143,320,162	$149,897,553
Increase (decrease) in net assets from operations
Net investment income (loss)	126,425	143,447	(30,841)	(32,443)	431,666	690,503
Net realized gain (loss)	1,328,386	1,183,285	1,717,929	802,000	16,929,920	9,593,323
Net change in unrealized appreciation (depreciation)	(1,496,717)	315,798	1,527,695	2,471,911	(16,122,465)	6,219,898
Net increase (decrease) in net assets resulting from operations	(41,906)	1,642,530	3,214,783	3,241,468	1,239,121	16,503,724
Distributions to shareholders from earnings	—	(761,157)	—	—	—	(4,936,057)
Fund share transactions
Proceeds from shares sold-Class A	9,673	—	9,674	—	9,675	—
Issued as reinvestment of distributions-Class A	—	—	—	—	—	—
Cost of shares redeemed- Class A	—	—	—	—	—	—
Proceeds from shares sold-Class C	10,000	—	10,000	—	10,000	—
Issued as reinvestment of distributions-Class C	—	—	—	—	—	—
Cost of shares redeemed- Class C	—	—	—	—	—	—
Proceeds from shares sold- Class I	5,528,797	1,562,102	842,199	673,608	5,874,313	14,724,443
Issued as reinvestment of distributions-Class I	—	760,917	—	—	—	4,278,801
Cost of shares redeemed- Class I	(3,715,286)	(20,294,383)	(1,230,435)	(3,493,642)	(75,277,193)	(37,148,302)
Proceeds from shares sold-Class R-6	10,000	—	10,000	—	10,000	—
Issued as reinvestment of distributions-Class R-6	—	—	—	—	—	—
Cost of shares redeemed- Class R-6	—	—	—	—	—	—
Net increase (decrease) from fund share transactions	1,843,184	(17,971,364)	(358,562)	(2,820,034)	(69,373,205)	(18,145,058)
Increase (decrease) in net assets	1,801,278	(17,089,991)	2,856,221	421,434	(68,134,084)	(6,577,391)
Net assets, end of period	$25,588,597	$23,787,319	$19,580,778	$16,724,557	$75,186,078	$143,320,162
Shares issued and redeemed
Shares sold-Class A	555	—	652	—	507	—
Issued as reinvestment of distributions-Class A	—	—	—	—	—	—
Shares redeemed-Class A	—	—	—	—	—	—
Shares sold-Class C	573	—	674	—	524	—
Issued as reinvestment of distributions-Class C	—	—	—	—	—	—
Shares redeemed-Class C	—	—	—	—	—	—

The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets(Continued)

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23	1/1/24 to 6/30/24(†)	1/1/23 to 12/31/23
Shares sold-Class I	311,705	93,498	56,381	54,191	307,324	809,342
Issued as reinvestment of distributions-Class I	—	44,655	—	—	—	222,276
Shares redeemed-Class I	(214,556)	(1,224,164)	(85,032)	(298,746)	(3,863,115)	(2,041,177)
Shares sold-Class R-6	573	—	674	—	524	—
Issued as reinvestment of distributions-Class R-6	—	—	—	—	—	—
Shares redeemed-Class R-6	—	—	—	—	—	—
Shares issued and redeemed	98,850	(1,086,011)	(26,651)	(244,555)	(3,554,236)	(1,009,559)

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
The accompanying notes are an integral part of the financial statements.

68

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund			Carillon ClariVest International Stock Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$402,832,954	$360,318,901	$378,339,516	$369,437,330	$334,066,381	$325,935,379
Increase (decrease) in net assets from operations
Net investment income (loss)	(429,036)	13,883	(49,767)	5,000,324	800,862	7,661,733
Net realized gain (loss)	22,180,942	5,470,376	45,187,132	19,285,367	1,463,206	(3,336,581)
Net change in unrealized appreciation (depreciation)	66,179,022	48,007,601	7,096,092	25,164,458	44,580,444	48,859,079
Net increase (decrease) in net assets resulting from operations	87,930,928	53,491,860	52,233,457	49,450,149	46,844,512	53,184,231
Distributions to shareholders from earnings	—	(43,038,033)	(58,102,132)	—	(10,540,368)	(3,029,711)
Fund share transactions
Proceeds from shares sold-Class A	4,427,146	2,069,081	5,178,830	310,706	32,419	506,392
Issued as reinvestment of distributions-Class A	—	18,543,860	24,307,714	—	115,469	56,816
Cost of shares redeemed- Class A	(13,088,121)	(5,272,470)	(21,589,359)	(363,085)	(229,651)	(591,058)
Proceeds from shares sold-Class C	1,362,654	321,066	549,905	45,735	4,064	293,389
Issued as reinvestment of distributions-Class C	—	806,664	2,256,215	—	23,343	9,517
Cost of shares redeemed- Class C	(2,018,053)	(618,615)	(3,271,922)	(83,388)	(30,383)	(472,053)
Proceeds from shares sold- Class I	22,658,798	3,916,662	31,347,335	47,887,639	1,283,878	8,517,430
Issued as reinvestment of distributions-Class I	—	22,486,431	29,776,402	71,730	9,663,768	2,812,525
Cost of shares redeemed- Class I	(23,588,256)	(10,355,144)	(81,041,646)	(24,883,349)	(12,363,716)	(60,777,135)
Proceeds from shares sold-Class R-3	2,104	2,224	19,952	259,989	252,690	13,898,857
Issued as reinvestment of distributions-Class R-3	—	29,868	48,168	—	348,648	94,662
Cost of shares redeemed- Class R-3	(316,144)	(35,011)	(52,733)	(15,847,793)	(359,276)	(1,955,362)
Proceeds from shares sold-Class R-5	193,649	26,980	102,484	365	1,483	8,645
Issued as reinvestment of distributions-Class R-5	—	128,300	138,839	—	1,321	381
Cost of shares redeemed- Class R-5	(1,588,069)	(10,866)	(123,323)	(48,939)	(217)	(364)
Proceeds from shares sold-Class R-6	263,407	4,107	183,471	607,886	246,956	8,119,053
Issued as reinvestment of distributions-Class R-6	—	25,887	4,582	—	268,675	11,379
Cost of shares redeemed- Class R-6	(359,057)	(815)	(158)	(1,089,040)	(193,616)	(12,557,808)
Proceeds from shares sold-Class Y	833	—	10,000	158	57	914
Issued as reinvestment of distributions-Class Y	—	2,935	3,304	—	893	312
Cost of shares redeemed- Class Y	(32,235)	(10,918)	—	(36,503)	—	(10)

The accompanying notes are an integral part of the financial statements.

69

Statements of Changes in Net Assets(Continued)

	Carillon ClariVest Capital Appreciation Fund			Carillon ClariVest International Stock Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net increase (decrease) from fund share transactions	(12,081,344)	32,060,226	(12,151,940)	6,832,111	(933,195)	(42,023,518)
Increase (decrease) in net assets	75,849,584	42,514,053	(18,020,615)	56,282,260	35,370,949	8,131,002
Net assets, end of period	$478,682,538	$402,832,954	$360,318,901	$425,719,590	$369,437,330	$334,066,381
Shares issued and redeemed
Shares sold-Class A	87,118	43,215	119,459	13,675	1,603	26,197
Issued as reinvestment of distributions-Class A	—	406,843	662,155	—	5,491	3,163
Shares redeemed-Class A	(257,995)	(111,607)	(514,683)	(16,036)	(11,182)	(30,056)
Shares sold-Class C	54,077	12,850	23,815	2,106	205	15,431
Issued as reinvestment of distributions-Class C	—	34,502	118,936	—	1,133	540
Shares redeemed-Class C	(78,889)	(25,022)	(146,566)	(3,815)	(1,544)	(25,420)
Shares sold-Class I	409,160	75,750	692,789	2,097,393	61,925	436,312
Issued as reinvestment of distributions-Class I	—	452,171	745,528	3,390	456,700	155,646
Shares redeemed-Class I	(434,518)	(202,384)	(1,767,482)	(1,091,855)	(594,749)	(3,088,904)
Shares sold-Class R-3	47	50	514	12,238	12,321	768,056
Issued as reinvestment of distributions-Class R-3	—	709	1,416	—	16,594	5,274
Shares redeemed-Class R-3	(6,702)	(785)	(1,406)	(707,481)	(17,480)	(99,248)
Shares sold-Class R-5	3,839	515	2,245	17	69	446
Issued as reinvestment of distributions-Class R-5	—	2,587	3,486	—	63	21
Shares redeemed-Class R-5	(28,606)	(210)	(2,697)	(2,187)	(11)	(21)
Shares sold-Class R-6	4,970	81	3,847	26,640	11,939	398,922
Issued as reinvestment of distributions-Class R-6	—	533	117	—	12,837	636
Shares redeemed-Class R-6	(6,946)	(16)	(3)	(47,488)	(9,663)	(692,365)
Shares sold-Class Y	15	—	213	7	3	48
Issued as reinvestment of distributions-Class Y	—	60	83	—	42	17
Shares redeemed-Class Y	(584)	(213)	—	(1,626)	—	(1)
Shares issued and redeemed	(255,014)	689,629	(58,234)	284,978	(53,704)	(2,125,306)

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

70

Statements of Changes in Net Assets

	Carillon Eagle Growth & Income Fund			Carillon Eagle Mid Cap Growth Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$610,687,012	$570,100,254	$834,556,150	$6,459,078,781	$5,561,137,796	$6,077,046,472
Increase (decrease) in net assets from operations
Net investment income (loss)	4,817,410	2,129,316	13,414,550	(7,175,754)	1,542,865	(8,024,998)
Net realized gain (loss) on investments	29,088,654	16,257,135	64,776,221	515,199,631	98,580,478	686,351,569
Net change in unrealized appreciation (depreciation)	7,990,744	63,188,366	(76,831,592)	(247,566,367)	958,454,581	(740,861,697)
Net increase (decrease) in net assets resulting from operations	41,896,808	81,574,817	1,359,179	260,457,510	1,058,577,924	(62,535,126)
Distributions to shareholders from earnings	(3,143,123)	(67,116,240)	(57,804,502)	—	(687,230,816)	(77,040,335)
Fund share transactions
Proceeds from shares sold-Class A	8,963,599	4,975,216	18,051,845	30,131,955	12,322,147	64,510,257
Issued as reinvestment of distributions-Class A	880,593	19,178,169	13,098,639	—	61,166,937	7,470,609
Cost of shares redeemed- Class A	(21,823,728)	(9,347,455)	(37,691,178)	(68,752,053)	(30,315,948)	(111,705,449)
Proceeds from shares sold-Class C	969,747	888,564	2,298,192	1,259,124	812,373	3,410,431
Issued as reinvestment of distributions-Class C	110,754	3,620,745	2,898,414	—	7,252,675	1,486,421
Cost of shares redeemed- Class C	(9,101,420)	(3,726,455)	(16,892,067)	(11,966,606)	(5,639,248)	(23,199,138)
Proceeds from shares sold- Class I	17,546,111	9,097,872	40,927,681	1,086,204,143	45,965,850	179,703,811
Issued as reinvestment of distributions-Class I	1,521,870	30,685,018	30,812,137	—	129,670,509	15,345,063
Cost of shares redeemed- Class I	(66,094,391)	(30,254,780)	(259,889,720)	(297,030,282)	(91,049,947)	(400,229,878)
Proceeds from shares sold-Class R-3	29,370	23,911	241,072	1,556,084	816,674	10,948,785
Issued as reinvestment of distributions-Class R-3	—	143,306	110,833	—	4,282,482	486,523
Cost of shares redeemed- Class R-3	(1,332,815)	(213,639)	(628,332)	(45,652,491)	(1,541,677)	(9,307,863)
Proceeds from shares sold-Class R-5	190,614	112,544	642,425	10,481,618	23,641,732	192,856,001
Issued as reinvestment of distributions-Class R-5	—	228,589	267,681	—	87,861,722	9,129,525
Cost of shares redeemed- Class R-5	(3,195,938)	(24,758)	(2,447,271)	(945,699,848)	(38,153,191)	(163,371,724)
Proceeds from shares sold-Class R-6	806,719	232,648	1,671,309	240,601,858	86,819,229	530,849,302
Issued as reinvestment of distributions-Class R-6	51,178	989,684	663,198	—	369,312,101	39,891,600
Cost of shares redeemed- Class R-6	(1,618,286)	(498,554)	(2,138,715)	(431,213,694)	(136,788,604)	(723,388,275)

The accompanying notes are an integral part of the financial statements.

71

Statements of Changes in Net Assets(Continued)

	Carillon Eagle Growth & Income Fund			Carillon Eagle Mid Cap Growth Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Proceeds from shares sold-Class Y	314	4,330	1,764	231,779	24,137	139,999
Issued as reinvestment of distributions-Class Y	—	14,008	9,590	—	196,390	34,641
Cost of shares redeemed- Class Y	(140,908)	(782)	(18,070)	(2,212,446)	(62,466)	(1,393,856)
Net increase (decrease) from fund share transactions	(72,236,617)	26,128,181	(208,010,573)	(432,060,859)	526,593,877	(376,333,215)
Increase (decrease) in net assets	(33,482,932)	40,586,758	(264,455,896)	(171,603,349)	897,940,985	(515,908,676)
Net assets, end of period	$577,204,080	$610,687,012	$570,100,254	$6,287,475,432	$6,459,078,781	$5,561,137,796
Shares issued and redeemed
Shares sold-Class A	422,099	237,906	838,993	409,802	171,899	916,373
Issued as reinvestment of distributions-Class A	40,506	935,064	619,471	—	871,323	113,673
Shares redeemed-Class A	(1,021,048)	(442,778)	(1,755,344)	(940,669)	(422,461)	(1,597,575)
Shares sold-Class C	48,356	45,338	112,825	23,788	15,915	67,684
Issued as reinvestment of distributions-Class C	5,418	187,700	145,659	—	143,475	31,195
Shares redeemed-Class C	(455,289)	(187,306)	(835,248)	(226,463)	(108,436)	(454,855)
Shares sold-Class I	823,884	438,176	1,905,404	13,209,701	573,777	2,345,514
Issued as reinvestment of distributions-Class I	70,294	1,502,694	1,462,656	—	1,697,480	215,248
Shares redeemed-Class I	(3,114,056)	(1,443,301)	(12,144,992)	(3,681,643)	(1,176,387)	(5,253,667)
Shares sold-Class R-3	1,417	1,124	11,386	23,114	12,043	161,834
Issued as reinvestment of distributions-Class R-3	—	7,025	5,269	—	64,379	7,792
Shares redeemed-Class R-3	(62,683)	(10,279)	(29,586)	(634,647)	(22,719)	(138,883)
Shares sold-Class R-5	9,174	5,405	29,616	134,916	301,632	2,570,736
Issued as reinvestment of distributions-Class R-5	—	11,179	12,696	—	1,154,707	128,549
Shares redeemed-Class R-5	(149,794)	(1,164)	(115,711)	(11,539,373)	(492,160)	(2,149,012)
Shares sold-Class R-6	38,124	10,935	78,006	2,953,253	1,103,239	6,914,580
Issued as reinvestment of distributions-Class R-6	2,369	48,562	31,551	—	4,773,325	552,975
Shares redeemed-Class R-6	(76,371)	(23,964)	(98,772)	(5,323,127)	(1,740,728)	(9,398,864)
Shares sold-Class Y	15	213	82	3,058	309	1,899
Issued as reinvestment of distributions-Class Y	—	687	456	—	2,629	495
Shares redeemed-Class Y	(6,657)	(35)	(855)	(27,327)	(834)	(17,740)
Shares issued and redeemed	(3,424,242)	1,323,181	(9,726,438)	(5,615,617)	6,922,407	(4,982,049)

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

72

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund			Carillon Scout Mid Cap Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$589,513,089	$521,115,833	$994,152,211	$3,338,735,849	$3,050,652,632	$3,831,288,351
Increase (decrease) in net assets from operations
Net investment income (loss)	334,108	90,017	(2,800,680)	6,243,647	3,047,060	9,526,730
Net realized gain (loss) on investments	54,515,831	14,284,153	51,068,601	316,769,994	102,382,976	(107,832,039)
Net change in unrealized appreciation (depreciation)	(10,257,720)	83,852,374	(96,991,188)	9,082,214	367,147,242	24,873,382
Net increase (decrease) in net assets resulting from operations	44,592,219	98,226,544	(48,723,267)	332,095,855	472,577,278	(73,431,927)
Distributions to shareholders from earnings	—	(51,422,980)	(238,385,196)	—	(6,052,719)	(150,669,095)
Fund share transactions
Proceeds from shares sold-Class A	5,572,839	2,777,344	19,899,851	7,107,147	1,060,084	6,180,354
Issued as reinvestment of distributions-Class A	—	11,842,895	47,180,869	—	8,655	773,044
Cost of shares redeemed- Class A	(18,504,221)	(10,131,789)	(75,231,744)	(3,758,700)	(1,033,540)	(8,121,965)
Proceeds from shares sold-Class C	299,401	89,407	1,049,961	236,221	174,116	1,647,478
Issued as reinvestment of distributions-Class C	—	909,344	10,603,637	—	—	610,028
Cost of shares redeemed- Class C	(2,442,619)	(869,975)	(6,080,906)	(2,826,188)	(1,018,134)	(7,081,557)
Proceeds from shares sold- Class I	48,617,452	9,062,961	89,719,579	122,077,118	51,400,327	377,620,667
Issued as reinvestment of distributions-Class I	—	16,359,781	70,494,772	—	4,610,533	126,004,873
Cost of shares redeemed- Class I	(52,066,326)	(16,696,310)	(252,443,554)	(614,788,148)	(230,483,408)	(1,070,108,055)
Proceeds from shares sold-Class R-3	309,935	379,578	2,578,900	56,372	129,260	524,433
Issued as reinvestment of distributions-Class R-3	—	1,423,293	10,295,058	—	—	119,759
Cost of shares redeemed- Class R-3	(17,960,064)	(2,185,560)	(21,087,866)	(3,388,657)	(420,468)	(802,309)
Proceeds from shares sold-Class R-5	466,667	904,722	4,686,647	246,441	112,726	483,672
Issued as reinvestment of distributions-Class R-5	—	1,543,432	6,258,907	—	5,340	173,571
Cost of shares redeemed- Class R-5	(19,470,152)	(4,307,101)	(12,471,777)	(3,974,024)	(5,365)	(1,848,530)
Proceeds from shares sold-Class R-6	9,609,277	5,588,236	32,846,588	31,719,823	13,188,867	89,766,290
Issued as reinvestment of distributions-Class R-6	—	15,846,481	71,164,790	—	916,631	10,977,449

The accompanying notes are an integral part of the financial statements.

73

Statements of Changes in Net Assets(Continued)

	Carillon Eagle Small Cap Growth Fund			Carillon Scout Mid Cap Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Cost of shares redeemed- Class R-6	(32,902,364)	(10,944,180)	(185,380,097)	(72,917,324)	(17,031,501)	(83,431,832)
Proceeds from shares sold-Class Y	—	—	8,565	107,576	5,014	1,318,387
Issued as reinvestment of distributions-Class Y	—	1,133	7,982	—	1,046	107,576
Cost of shares redeemed- Class Y	(14,387)	—	(28,077)	(3,160,129)	(61,525)	(1,448,030)
Net increase (decrease) from fund share transactions	(78,484,562)	21,593,692	(185,927,915)	(543,262,472)	(178,441,342)	(556,534,697)
Increase (decrease) in net assets	(33,892,343)	68,397,256	(473,036,378)	(211,166,617)	288,083,217	(780,635,719)
Net assets, end of period	$555,620,746	$589,513,089	$521,115,833	$3,127,569,232	$3,338,735,849	$3,050,652,632
Shares issued and redeemed
Shares sold-Class A	240,708	124,421	841,837	302,468	50,032	312,143
Issued as reinvestment of distributions-Class A	—	537,580	2,246,708	—	400	40,708
Shares redeemed-Class A	(794,231)	(453,727)	(3,221,839)	(164,169)	(50,229)	(406,182)
Shares sold-Class C	102,395	31,030	307,932	10,653	8,767	85,619
Issued as reinvestment of distributions-Class C	—	320,191	3,884,116	—	—	32,939
Shares redeemed-Class C	(823,218)	(303,053)	(1,865,067)	(126,275)	(50,567)	(367,566)
Shares sold-Class I	1,698,567	349,353	2,841,494	5,239,179	2,504,081	18,860,407
Issued as reinvestment of distributions-Class I	—	618,751	2,804,088	—	211,492	6,590,213
Shares redeemed-Class I	(1,858,150)	(620,185)	(8,910,639)	(26,420,296)	(11,111,350)	(53,241,935)
Shares sold-Class R-3	16,021	19,688	124,873	2,575	6,326	26,362
Issued as reinvestment of distributions-Class R-3	—	74,401	562,572	—	—	6,367
Shares redeemed-Class R-3	(863,468)	(118,980)	(1,072,553)	(148,863)	(20,915)	(40,088)
Shares sold-Class R-5	17,285	33,166	167,852	11,178	5,302	24,460
Issued as reinvestment of distributions-Class R-5	—	57,677	245,930	—	247	9,140
Shares redeemed-Class R-5	(668,189)	(157,147)	(455,728)	(168,360)	(258)	(94,839)
Shares sold-Class R-6	327,997	200,016	1,137,419	1,370,239	636,783	4,477,531
Issued as reinvestment of distributions-Class R-6	—	572,074	2,704,857	—	42,105	574,736
Shares redeemed-Class R-6	(1,134,612)	(389,715)	(6,473,934)	(3,139,505)	(830,191)	(4,149,050)
Shares sold-Class Y	—	—	326	4,892	245	66,541
Issued as reinvestment of distributions-Class Y	—	45	332	—	48	5,674
Shares redeemed-Class Y	(520)	—	(1,106)	(134,904)	(3,109)	(71,253)
Shares issued and redeemed	(3,739,415)	895,586	(4,130,530)	(23,361,188)	(8,600,791)	(27,258,073)

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets

	Carillon Scout Small Cap Fund			Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23
Net assets, beginning of period	$260,847,291	$222,444,370	$276,304,280	$307,897,758	$366,987,025	$247,271,669	$209,672,494
Increase (decrease) in net assets from operations
Net investment income (loss)	(361,260)	(42,469)	(982,266)	6,736,896	11,543,713	6,292,095	10,412,107
Net realized gain (loss) on investments	16,889,683	(29,966)	(1,450,331)	(15,725,331)	(14,533,475)	(226,811)	(1,536,356)
Net change in unrealized appreciation (depreciation)	3,578,143	44,456,934	(26,049,840)	17,736,733	27,918,248	252,665	8,638,940
Net increase (decrease) in net assets resulting from operations	20,106,566	44,384,499	(28,482,437)	8,748,298	24,928,486	6,317,949	17,514,691
Distributions to shareholders from earnings	—	—	(8,383,335)	(5,537,781)	(11,632,047)	(5,215,698)	(10,445,245)
Fund share transactions
Proceeds from shares sold-Class A	440,873	138,510	800,454	9,778	—	9,771	—
Issued as reinvestment of distributions-Class A	—	—	425,781	96	—	81	—
Cost of shares redeemed-Class A	(897,691)	(538,334)	(2,251,547)	—	—	—	—
Proceeds from shares sold-Class C	22,659	9,324	291,555	10,000	—	10,000	—
Issued as reinvestment of distributions-Class C	—	—	54,713	91	—	76	—
Cost of shares redeemed-Class C	(214,810)	(84,926)	(756,953)	—	—	—	—
Proceeds from shares sold-Class I	12,043,000	1,934,728	14,153,883	5,044,161	11,673,009	24,655,093	54,348,886
Issued as reinvestment of distributions-Class I	—	—	7,564,980	5,381,501	11,299,991	5,186,167	10,381,948
Cost of shares redeemed-Class I	(21,209,175)	(8,125,889)	(37,600,013)	(48,240,700)	(95,358,706)	(27,190,218)	(34,201,105)
Proceeds from shares sold-Class R-3	50	211	953	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	3,079	—	—	—	—
Cost of shares redeemed-Class R-3	(26,924)	(1)	(76,624)	—	—	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	624	—	—	—	—
Cost of shares redeemed-Class R-5	(22,495)	—	—	—	—	—	—

The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets(Continued)

	Carillon Scout Small Cap Fund			Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23
Proceeds from shares sold-Class R-6	289,158	850,891	1,919,216	10,000	—	10,000	—
Issued as reinvestment of distributions-Class R-6	—	—	244,354	101	—	86	—
Cost of shares redeemed-Class R-6	(6,801,512)	(166,092)	(1,760,653)	—	—	—	—
Proceeds from shares sold-Class Y	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	3,172	—	—	—	—
Cost of shares redeemed-Class Y	(100,661)	—	(11,112)	—	—	—	—
Net increase (decrease) from fund share transactions	(16,477,528)	(5,981,578)	(16,994,138)	(37,784,972)	(72,385,706)	2,681,056	30,529,729
Increase (decrease) in net assets	3,629,038	38,402,921	(53,859,910)	(34,574,455)	(59,089,267)	3,783,307	37,599,175
Net assets, end of period	$264,476,329	$260,847,291	$222,444,370	$273,323,303	$307,897,758	$251,054,976	$247,271,669
Shares issued and redeemed
Shares sold-Class A	16,572	5,753	32,133	767	—	1,039
Issued as reinvestment of distributions-Class A	—	—	17,852	7	—	9	—
Shares redeemed- Class A	(32,647)	(21,196)	(91,214)	—	—	—	—
Shares sold-Class C	909	400	12,488	784	—	1,064	—
Issued as reinvestment of distributions-Class C	—	—	2,411	7	—	8	—
Shares redeemed- Class C	(8,631)	(3,679)	(31,807)	—	—	—	—
Shares sold-Class I	426,567	76,658	560,447	394,067	927,702	2,616,419	—
Issued as reinvestment of distributions-Class I	—	—	312,344	420,421	900,098	551,462	5,877,176
Shares redeemed-Class I	(780,582)	(323,922)	(1,492,684)	(3,770,656)	(7,621,766)	(2,878,206)	1,123,195
Shares sold-Class R-3	2	9	39	—	—	—	(3,693,559)
Issued as reinvestment of distributions-Class R-3	—	—	132	—	—	—	—
Shares redeemed- Class R-3	(994)	—	(2,983)	—	—	—	—
Shares sold-Class R-5	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	26	—	—	—	—
Shares redeemed- Class R-5	(798)	—	—	—	—	—	—
Shares sold-Class R-6	10,483	31,938	74,804	784	—	1,064	—
Issued as reinvestment of distributions-Class R-6	—	—	10,027	8	—	9	—
Shares redeemed- Class R-6	(258,339)	(6,413)	(69,102)	—	—	—	—
Shares sold-Class Y	—	—	—	—	—	—	—

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets(Continued)

	Carillon Scout Small Cap Fund			Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23	1/1/24 to 6/30/24	1/1/23 to 12/31/23
Issued as reinvestment of distributions-Class Y	—	—	133	—	—	—	—
Shares redeemed-Class Y	(3,631)	—	(429)	—	—	—	—
Shares issued and redeemed	(631,089)	(240,452)	(665,383)	(2,953,811)	(5,793,966)	292,868	(3,306,812)

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

77

Statements of Changes in Net Assets

	Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$508,050,629	$487,416,296	$363,466,089	$1,594,291,018	$1,442,969,285	$1,017,840,606
Increase (decrease) in net assets from operations
Net investment income (loss)	10,627,922	3,481,190	15,956,987	34,461,776	11,147,628	51,553,603
Net realized gain (loss) on investments	(1,763,381)	1,998,550	(26,647,565)	4,914,704	8,278,488	(69,155,850)
Net change in unrealized appreciation (depreciation)	(11,610,596)	37,792,958	3,676,271	(46,139,198)	119,088,126	(1,709,119)
Net increase (decrease) in net assets resulting from operations	(2,746,055)	43,272,698	(7,014,307)	(6,762,718)	138,514,242	(19,311,366)
Distributions to shareholders from earnings	(8,824,401)	(5,487,159)	(14,846,213)	(30,772,738)	(17,571,388)	(62,878,846)
Fund share transactions
Proceeds from shares sold-Class A	54,201,505	186,000	652,626	35,621,877	260,955	2,728,832
Issued as reinvestment of distributions-Class A	545,440	28,812	112,170	386,618	32,438	110,932
Cost of shares redeemed-Class A	(6,964,591)	(178,185)	(1,606,983)	(17,010,651)	(356,032)	(1,827,547)
Proceeds from shares sold-Class C	3,966	10,675	853,519	402,358	165,130	1,659,332
Issued as reinvestment of distributions-Class C	41,732	29,016	99,639	38,910	23,186	100,587
Cost of shares redeemed-Class C	(768,163)	(165,090)	(2,043,441)	(483,305)	(319,097)	(1,088,406)
Proceeds from shares sold-Class I	55,526,300	17,987,128	277,527,750	223,870,840	129,200,080	700,005,536
Issued as reinvestment of distributions-Class I	7,611,833	4,709,211	12,353,762	24,426,132	14,025,707	51,403,074
Cost of shares redeemed-Class I	(73,912,676)	(37,476,883)	(164,950,486)	(370,225,574)	(101,251,365)	(309,227,617)
Proceeds from shares sold-Class R-3	16,961	39,032	232,819	11,623	13,979	34,924
Issued as reinvestment of distributions- ClassR-3	2,235	3,654	8,721	1,392	1,924	7,411
Cost of shares redeemed-Class R-3	(416,520)	(16,686)	(51,894)	(217,670)	(209)	(21,318)
Proceeds from shares sold-Class R-5	13,346	71,930	582,531	1,792	2,368	18,465
Issued as reinvestment of distributions- Class R-5	3,483	6,374	4,076	446	657	2,336
Cost of shares redeemed-Class R-5	(652,132)	(28,491)	(11,593)	(63,068)	(542)	(5,418)
Proceeds from shares sold-Class R-6	2,168,924	674,998	13,121,743	161,059,184	2,934,894	89,124,047

The accompanying notes are an integral part of the financial statements.

78

Statements of Changes in Net Assets(Continued)

	Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Issued as reinvestment of distributions- Class R-6	291,812	172,804	394,969	1,156,177	565,617	814,676
Cost of shares redeemed-Class R-6	(2,820,757)	(640,130)	(1,942,958)	(7,499,282)	(2,783,063)	(44,110,841)
Proceeds from shares sold-Class Y	1,424,075	969,696	38,048,790	2,308,567	2,267,330	27,774,854
Issued as reinvestment of distributions-Class Y	300,272	532,888	1,847,646	211,689	349,318	1,385,386
Cost of shares redeemed-Class Y	(53,485,902)	(4,067,959)	(29,422,679)	(33,400,592)	(14,754,396)	(11,570,354)
Net increase (decrease) from fund share transactions	(16,868,857)	(17,151,206)	145,810,727	20,597,463	30,378,879	507,318,891
Increase (decrease) in net assets	(28,439,313)	20,634,333	123,950,207	(16,937,993)	151,321,733	425,128,679
Net assets, end of period	$479,611,316	$508,050,629	$487,416,296	$1,577,353,025	$1,594,291,018	$1,442,969,285
Shares issued and redeemed
Shares sold-Class A	5,069,764	17,314	60,578	1,210,861	9,012	92,024
Issued as reinvestment of distributions-Class A	51,721	2,735	10,417	13,299	1,115	3,765
Shares redeemed- Class A	(653,066)	(16,962)	(149,699)	(580,305)	(12,340)	(61,885)
Shares sold-Class C	373	1,028	78,661	13,808	5,724	56,089
Issued as reinvestment of distributions-Class C	3,946	2,769	9,305	1,337	803	3,436
Shares redeemed- Class C	(72,632)	(15,478)	(190,416)	(16,639)	(10,871)	(36,939)
Shares sold-Class I	5,200,779	1,696,186	25,806,228	7,615,854	4,431,860	23,390,405
Issued as reinvestment of distributions-Class I	716,295	446,699	1,150,095	830,902	480,017	1,735,473
Shares redeemed- Class I	(6,938,521)	(3,575,623)	(15,386,291)	(12,641,724)	(3,458,607)	(10,513,268)
Shares sold-Class R-3	1,577	3,643	21,419	393	478	1,174
Issued as reinvestment of distributions- Class R-3	208	346	812	47	66	252
Shares redeemed- Class R-3	(38,929)	(1,537)	(4,953)	(7,400)	(7)	(734)
Shares sold-Class R-5	1,239	6,634	54,492	60	81	621
Issued as reinvestment of distributions- Class R-5	322	603	390	15	22	79
Shares redeemed- Class R-5	(60,900)	(2,626)	(1,143)	(2,134)	(19)	(182)
Shares sold-Class R-6	202,453	64,025	1,215,130	5,509,558	101,108	2,989,484
Issued as reinvestment of distributions- Class R-6	27,416	16,356	36,698	39,374	19,361	27,848
Shares redeemed- Class R-6	(264,494)	(60,844)	(181,202)	(254,916)	(97,074)	(1,504,802)
Shares sold-Class Y	132,460	91,274	3,516,987	78,023	77,450	938,831
Issued as reinvestment of distributions-Class Y	27,903	50,577	171,675	7,114	12,045	47,002

The accompanying notes are an integral part of the financial statements.

79

Statements of Changes in Net Assets(Continued)

	Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Shares redeemed- Class Y	(4,997,104)	(383,187)	(2,757,961)	(1,132,955)	(511,091)	(395,869)
Shares issued and redeemed	(1,589,190)	(1,656,068)	13,461,222	684,572	1,049,133	16,772,804

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

80

Statements of Changes in Net Assets

	Carillon Reams Unconstrained Bond Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$1,430,170,678	$1,292,786,065	$1,063,978,985
Increase (decrease) in net assets from operations
Net investment income (loss)	30,927,976	9,105,226	49,589,287
Net realized gain (loss) on investments	29,571,676	6,623,000	(32,048,675)
Net change in unrealized appreciation (depreciation)	(34,551,881)	77,265,655	29,288,591
Net increase (decrease) in net assets resulting from operations	25,947,771	92,993,881	46,829,203
Distributions to shareholders from earnings	(30,668,937)	(14,705,670)	(60,571,888)
Fund share transactions
Proceeds from shares sold-Class A	80,620,555	37,744	958,742
Issued as reinvestment of distributions-Class A	577,041	57,558	232,399
Cost of shares redeemed-Class A	(49,208,777)	(202,942)	(271,373)
Proceeds from shares sold-Class C	800,816	67,630	385,524
Issued as reinvestment of distributions-Class C	24,376	10,550	52,735
Cost of shares redeemed-Class C	(278,975)	(169,905)	(826,880)
Proceeds from shares sold-Class I	331,257,237	162,587,474	721,527,165
Issued as reinvestment of distributions-Class I	23,917,063	11,196,277	44,600,182
Cost of shares redeemed-Class I	(433,878,442)	(106,866,987)	(545,774,969)
Proceeds from shares sold-Class R-3	—	—	—
Issued as reinvestment of distributions-Class R-3	100	109	471
Cost of shares redeemed-Class R-3	(11,861)	—	—
Proceeds from shares sold-Class R-5	93,055	147,996	266,253
Issued as reinvestment of distributions-Class R-5	9,023	10,096	35,697
Cost of shares redeemed-Class R-5	(1,113,249)	(80,765)	(71,817)
Proceeds from shares sold-Class R-6	162,193,846	8,421,811	4,992,154
Issued as reinvestment of distributions-Class R-6	1,453,427	770,661	3,286,512
Cost of shares redeemed-Class R-6	(16,932,504)	(3,728,837)	(9,434,843)
Proceeds from shares sold-Class Y	35,789,690	1,826,186	100,292,074
Issued as reinvestment of distributions-Class Y	337,438	457,307	3,775,149
Cost of shares redeemed-Class Y	(77,770,273)	(15,445,561)	(81,475,410)
Net increase (decrease) from fund share transactions	57,879,586	59,096,402	242,549,765
Increase (decrease) in net assets	53,158,420	137,384,613	228,807,080
Net assets, end of period	$1,483,329,098	$1,430,170,678	$1,292,786,065

The accompanying notes are an integral part of the financial statements.

81

Statements of Changes in Net Assets(Continued)

	Carillon Reams Unconstrained Bond Fund
	1/1/24 to 6/30/24(†)	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Shares issued and redeemed
Shares sold-Class A	6,637,718	3,146	80,571
Issued as reinvestment of distributions-Class A	47,821	4,791	19,602
Shares redeemed-Class A	(4,086,553)	(17,081)	(22,803)
Shares sold-Class C	66,439	5,674	32,553
Issued as reinvestment of distributions-Class C	2,029	885	4,497
Shares redeemed-Class C	(23,518)	(13,990)	(69,820)
Shares sold-Class I	27,235,540	13,504,688	60,133,926
Issued as reinvestment of distributions-Class I	1,969,672	929,667	3,752,397
Shares redeemed-Class I	(35,797,851)	(8,945,998)	(45,797,507)
Shares sold-Class R-3	—	—	—
Issued as reinvestment of distributions-Class R-3	8	9	40
Shares redeemed-Class R-3	(978)	—	—
Shares sold-Class R-5	7,636	12,347	22,415
Issued as reinvestment of distributions-Class R-5	737	838	3,004
Shares redeemed-Class R-5	(91,437)	(6,726)	(6,074)
Shares sold-Class R-6	13,329,853	707,265	421,029
Issued as reinvestment of distributions-Class R-6	119,739	64,028	276,621
Shares redeemed-Class R-6	(1,392,429)	(305,683)	(780,856)
Shares sold-Class Y	2,941,789	152,125	8,350,076
Issued as reinvestment of distributions-Class Y	27,456	37,892	314,924
Shares redeemed-Class Y	(6,361,397)	(1,293,095)	(6,899,761)
Shares issued and redeemed	4,632,274	4,840,782	19,834,834

(†)	The data for fiscal periods ending after December 31, 2024 is unaudited.
*	Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

82

Financial Highlights

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Mid Cap Value Fund
Class A*
04/26/24	06/30/24	$17.44	$0.01	$(0.30)	$(0.29)	$—	$—	$—	$17.15	1.20	1.42	0.48	32	(1.66)	$0
Class C*
04/26/24	06/30/24	17.44	(0.01)	(0.30)	(0.31)	—	—	—	17.13	1.95	2.16	(0.27)	32	(1.78)	0
Class I*
01/01/24	06/30/24	17.09	0.09	(0.02)	0.07	—	—	—	17.16	0.90	1.17	1.06	32	0.41	26
01/01/23	12/31/23	16.50	0.07	1.07	1.14	(0.13)	(0.42)	(0.55)	17.09	0.90	1.49	0.40	33	6.90	24
01/01/22	12/31/22	18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	16.50	0.90	1.29	1.15	27	(11.63)	41
01/01/21	12/31/21	14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	18.88	0.90	1.29	0.68	15	27.30	38
11/01/20	12/31/20	13.12	0.03	1.94	1.97	(0.17)	—	(0.17)	14.92	0.90	1.56	1.25	3	15.00	29
11/01/19	10/31/20	15.54	0.19	(2.28)	(2.09)	(0.18)	(0.15)	(0.33)	13.12	0.90	1.47	1.40	35	(13.81)	25
11/01/18	10/31/19	15.07	0.17	1.34	1.51	(0.11)	(0.93)	(1.04)	15.54	1.02	1.44	1.09	36	11.47	26
Class R-6*
04/26/24	06/30/24	17.44	0.03	(0.31)	(0.28)	—	—	—	17.16	0.80	1.16	0.89	32	(1.61)	0
Carillon Chartwell Small Cap Growth Fund
Class A*
04/26/24	06/30/24	14.84	(0.01)	0.96	0.95	—	—	—	15.79	1.35	1.65	(0.51)	24	6.40	0
Class C*
04/26/24	06/30/24	14.84	(0.03)	0.96	0.93	—	—	—	15.77	2.10	2.39	(1.26)	24	6.27	0
Class I*
01/01/24	06/30/24	13.22	(0.02)	2.61	2.59	—	—	—	15.81	1.05	1.36	(0.34)	24	19.59	20
01/01/23	12/31/23	10.80	(0.02)	2.44	2.42	—	—	—	13.22	1.05	2.39	(0.20)	72	22.41	17
01/01/22	12/31/22	16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	10.80	1.05	1.82	(0.54)	80	(30.83)	16
01/01/21	12/31/21	17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	16.36	1.05	1.47	(0.88)	61	16.47	28
11/01/20	12/31/20	15.22	(0.01)	3.24	3.23	—	(1.16)	(1.16)	17.29	1.05	1.76	(0.58)	24	21.20	27
11/01/19	10/31/20	11.78	(0.09)	3.53	3.44	—	—+	—	15.22	1.05	1.73	(0.56)	104	29.25	23
11/01/18	10/31/19	11.55	(0.04)	0.32	0.28	—	(0.05)	(0.05)	11.78	1.05	1.64	(0.39)	104	2.46	21
Class R-6*
04/26/24	06/30/24	14.84	(0.00)	0.97	0.97	—	—	—	15.81	0.95	1.38	(0.11)	24	6.54	0
Carillon Chartwell Small Cap Value Fund
Class A*
04/26/24	06/30/24	19.07	0.05	0.23	0.28	—	—	—	19.35	1.35	1.60	1.35	15	1.47	0
Class C*
04/26/24	06/30/24	19.07	0.02	0.23	0.25	—	—	—	19.32	2.10	2.33	0.60	15	1.31	0
Class I*
01/01/24	06/30/24	19.27	0.08	0.01	0.09	—	—	—	19.36	1.05	1.23	0.86	15	0.47	75
01/01/23	12/31/23	17.75	0.09	2.09	2.18	(0.21)	(0.45)	(0.66)	19.27	1.05	1.26	0.48	27	12.30	143
01/01/22	12/31/22	19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	17.75	1.05	1.17	0.54	24	(9.71)	150
01/01/21	12/31/21	17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	19.90	1.05	1.15	0.45	20	24.42	183
11/01/20	12/31/20	14.75	0.04	3.09	3.13	(0.13)	—	(0.13)	17.75	1.05	1.21	1.32	2	21.23	177
11/01/19	10/31/20	18.67	0.13	(3.37)	(3.24)	(0.14)	(0.54)	(0.68)	14.75	1.05	1.18	0.81	30	(18.16)	148
11/01/18	10/31/19	18.79	0.13	1.04	1.17	(0.07)	(1.22)	(1.29)	18.67	1.05	1.07	0.69	30	7.54	173
Class R-6*
04/26/24	06/30/24	19.07	0.06	0.23	0.29	—	—	—	19.36	0.95	1.34	1.75	15	1.52	0
Carillon ClariVest Capital Appreciation Fund
Class A*
01/01/24	06/30/24	45.42	(0.09)	10.15	10.06	—	—	—	55.48	1.00	1.11	(0.34)	11	22.15	211
11/01/23	12/31/23	44.17	(0.01)	6.60	6.59	—	(5.34)	(5.34)	45.42	1.00	1.21	(0.12)	4	14.87	181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170

The accompanying notes are an integral part of these financial statements.

83

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund — (Continued)
Class C*
01/01/24	06/30/24	$23.29	$(0.14)	$5.20	$5.06	$—	$—	$—	$28.35	1.75	1.84	(1.09)	11	21.73	$ 9
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
Class I*
01/01/24	06/30/24	49.57	(0.01)	11.07	11.06	—	—	—	60.63	0.70	0.86	(0.04)	11	22.31	259
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
Class R-6*
01/01/24	06/30/24	48.46	0.03	10.82	10.85	—	—	—	59.31	0.60	0.78	0.11	11	22.39	0
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
Carillon ClariVest International Stock Fund
Class A*
01/01/24	06/30/24	21.06	0.25	2.53	2.78	—	—	—	23.84	1.25	1.25	2.23	21	13.20	5
11/01/23	12/31/23	18.95	0.04	2.63	2.67	(0.56)	—	(0.56)	21.06	1.25	1.36	1.07	7	14.11	4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
Class C*
01/01/24	06/30/24	20.64	0.16	2.48	2.64	—	—	—	23.28	1.99	1.97	1.46	21	12.79	1
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
11/01/18	10/31/19	16.53	0.15	0.51	0.66	(0.05)	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
Class I*
01/01/24	06/30/24	21.20	0.29	2.54	2.83	—	—	—	24.03	0.95	1.00	2.55	21	13.35	410
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
11/01/18	10/31/19	16.92	0.31	0.51	0.82	(0.28)	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
Class R-6*
01/01/24	06/30/24	20.97	0.29	2.52	2.81	—	—	—	23.78	0.85	0.91	2.63	21	13.40	10
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
11/01/18	10/31/19	16.97	0.34	0.49	0.83	(0.29)	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund
Class A*
01/01/24	06/30/24	$20.59	$0.16	$1.33	$1.49	$(0.11)	$—	$(0.11)	$21.97	0.98	0.98	1.53	21	7.22	$207
11/01/23	12/31/23	20.12	0.07	2.85	2.92	(0.07)	(2.38)	(2.45)	20.59	1.02	1.02	2.01	5	14.57	206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
Class C*
01/01/24	06/30/24	19.37	0.08	1.25	1.33	(0.07)	—	(0.07)	20.63	1.71	1.71	0.78	21	6.86	34
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
Class I*
01/01/24	06/30/24	20.51	0.19	1.32	1.51	(0.12)	—	(0.12)	21.90	0.72	0.72	1.78	21	7.37	327
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
Class R-6*
01/01/24	06/30/24	20.47	0.20	1.30	1.50	(0.12)	—	(0.12)	21.85	0.64	0.64	1.86	21	7.35	9
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
Carillon Eagle Mid Cap Growth Fund
Class A*
01/01/24	06/30/24	70.53	(0.20)	2.93	2.73	—	—	—	73.26	1.06	1.06	(0.54)	27	3.87	603
11/01/23	12/31/23	66.19	(0.02)	12.64	12.62	—	(8.28)	(8.28)	70.53	1.05	1.05	(0.16)	3	19.12	618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
Class C*
01/01/24	06/30/24	50.78	(0.32)	2.11	1.79	—	—	—	52.57	1.74	1.74	(1.23)	27	3.53	62
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
Class I*
01/01/24	06/30/24	76.77	(0.09)	3.18	3.09	—	—	—	79.86	0.75	0.75	(0.22)	27	4.02	2,109
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Growth Fund — (Continued)
Class R-6*
01/01/24	06/30/24	$77.75	$(0.06)	$3.23	$3.17	$—	$—	$—	$80.92	0.66	0.66	(0.14)	27	4.08	$ 3,513
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—	(1.44)	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—	(1.50)	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
Carillon Eagle Small Cap Growth Fund
Class A*
01/01/24	06/30/24	22.20	(0.01)	1.76	1.75	—	—	—	23.95	1.18	1.18	(0.12)	29	7.88	144
11/01/23	12/31/23	20.41	(0.00)	3.87	3.87	—	(2.08)	(2.08)	22.20	1.21	1.21	(0.12)	8	19.04	146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—	(3.27)	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—	(10.99)	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
Class C*
01/01/24	06/30/24	2.86	(0.01)	0.23	0.22	—	—	—	3.08	1.88	1.88	(0.81)	29	7.69	9
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—	(3.27)	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—	(10.99)	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
Class I*
01/01/24	06/30/24	26.65	0.03	2.11	2.14	—	—	—	28.79	0.88	0.88	0.22	29	8.03	218
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—	(3.27)	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—	(10.99)	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
Class R-6*
01/01/24	06/30/24	27.92	0.04	2.22	2.26	—	—	—	30.18	0.78	0.78	0.28	29	8.09	184
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
Carillon Scout Mid Cap Fund
Class A*
01/01/24	06/30/24	21.63	0.01	2.23	2.24	—	—	—	23.87	1.26	1.27	0.11	41	10.36	32
11/01/23	12/31/23	18.69	0.01	2.94	2.95	(0.01)	—	(0.01)	21.63	1.26	1.26	0.29	17	15.78	26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
Class C*
01/01/24	06/30/24	20.93	(0.07)	2.15	2.08	—	—	—	23.01	2.00	2.00	(0.65)	41	9.94	18
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20

The accompanying notes are an integral part of these financial statements.

86

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Mid Cap Fund — (Continued)
Class I*
01/01/24	06/30/24	$ 21.80	$0.04	$2.25	$2.29	$—	$—	$—	$24.09	0.96	0.99	0.38	41	10.50	$ 2,715
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	—(d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
Class R-6*
01/01/24	06/30/24	21.77	0.06	2.24	2.30	—	—	—	24.07	0.86	0.89	0.49	41	10.57	362
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
Carillon Scout Small Cap Fund
Class A*
01/01/24	06/30/24	26.50	(0.06)	2.27	2.21	—	—	—	28.71	1.16	1.15	(0.48)	13	8.34	14
11/01/23	12/31/23	22.06	(0.02)	4.46	4.44	—	—	—	26.50	1.25	1.29	(0.39)	4	20.13	13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
Class C*
01/01/24	06/30/24	25.01	(0.16)	2.16	2.00	—	—	—	27.01	1.90	1.89	(1.23)	13	8.00	1
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
Class I*
01/01/24	06/30/24	26.97	(0.04)	2.33	2.29	—	—	—	29.26	0.95	0.91	(0.27)	13	8.49	247
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
Class R-6*
01/01/24	06/30/24	27.17	(0.03)	2.35	2.32	—	—	—	29.49	0.85	0.81	(0.25)	13	8.54	3
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
11/01/18	10/31/19	27.20	—(d)	1.27	1.27	—	(0.06)	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
Carillon Chartwell Real Income Fund
Class A*
04/26/24	06/30/24	12.76	0.14	0.17	0.31	(0.12)	—	(0.12)	12.95	0.94	1.16	5.95	76	2.48	0
Class C*
04/26/24	06/30/24	12.76	0.12	0.18	0.30	(0.12)	—	(0.12)	12.94	1.69	1.91	5.20	76	2.33	0

The accompanying notes are an integral part of these financial statements.

87

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Real Income Fund — (Continued)
Class I*
01/01/24	06/30/24	$12.80	$0.30	$0.10	$0.40	$(0.25)	$—	$(0.25)	$12.95	0.64	0.78	4.70	76	3.15	$273
01/01/23	12/31/23	12.29	0.42	0.52	0.94	(0.43)	—	(0.43)	12.80	0.64	0.73	3.35	59	7.77	308
01/01/22	12/31/22	14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	12.29	0.64	0.69	2.87	40	(10.14)	367
01/01/21	12/31/21	13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	14.15	0.64	0.68	2.41	56	7.35	520
11/01/20	12/31/20	12.72	0.07	0.81	0.88	(0.07)	—	(0.07)	13.53	0.64	0.73	2.93	7	6.93	557
11/01/19	10/31/20	13.26	0.40	(0.52)	(0.12)	(0.42)	—	(0.42)	12.72	0.64	0.67	3.08	63	(0.83)	568
11/01/18	10/31/19	13.18	0.41	0.50	0.91	(0.44)	(0.39)	(0.83)	13.26	0.64	0.66	2.95	137	7.22	1,030
Class R-6*
04/26/24	06/30/24	12.76	0.15	0.18	0.33	(0.13)	—	(0.13)	12.96	0.54	0.90	6.35	76	2.59	0
Carillon Chartwell Short Duration High Yield Fund
Class A*
04/26/24	06/30/24	9.40	0.08	0.07	0.15	(0.08)	—	(0.08)	9.47	0.79	0.83	4.85	32	1.58	0
Class C*
04/26/24	06/30/24	9.40	0.07	0.06	0.13	(0.07)	—	(0.07)	9.46	1.54	1.57	4.10	32	1.40	0
Class I*
01/01/24	06/30/24	9.43	0.24	0.00	0.24	(0.20)	—	(0.20)	9.47	0.49	0.59	5.09	32	2.57	251
01/01/23	12/31/23	9.15	0.42	0.28	0.70	(0.42)	—	(0.42)	9.43	0.49	0.60	4.51	39	7.80	247
01/01/22	12/31/22	9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	9.15	0.49	0.59	3.09	35	(3.17)	210
01/01/21	12/31/21	9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	9.75	0.49	0.58	2.78	54	2.40	217
11/01/20	12/31/20	9.59	0.05	0.20	0.25	(0.05)	—	(0.05)	9.79	0.49	0.66	3.13	9	2.63	164
11/01/19	10/31/20	9.68	0.33	(0.08)	0.25	(0.34)	—	(0.34)	9.59	0.49	0.61	3.55	63	2.62	161
11/01/18	10/31/19	9.48	0.35	0.20	0.55	(0.35)	—	(0.35)	9.68	0.49	0.67	3.62	41	5.89	92
Class R-6*
04/26/24	06/30/24	9.40	0.09	0.06	0.15	(0.08)	—	(0.08)	9.47	0.39	0.56	5.25	32	1.61	0
Carillon Reams Core Bond Fund
Class A*
01/01/24	06/30/24	10.88	0.23	(0.30)	(0.07)	(0.18)	—	(0.18)	10.63	0.75	0.93	4.17	259	(0.65)	50
11/01/23	12/31/23	10.07	0.07	0.85	0.92	(0.11)	—	(0.11)	10.88	0.80	1.03	3.85	52	9.15	3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
Class C*
01/01/24	06/30/24	10.83	0.17	(0.28)	(0.11)	(0.14)	—	(0.14)	10.58	1.52	1.63	3.28	259	(0.97)	3
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
Class I*
01/01/24	06/30/24	10.89	0.23	(0.29)	(0.06)	(0.19)	—	(0.19)	10.64	0.43	0.65	4.38	259	(0.51)	411
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
Class R-6*
01/01/24	06/30/24	10.90	0.24	(0.28)	(0.04)	(0.20)	—	(0.20)	10.66	0.37	0.56	4.45	259	(0.39)	15
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0

The accompanying notes are an integral part of these financial statements.

88

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund
Class A*
01/01/24	06/30/24	$29.96	$0.62	$(0.79)	$(0.17)	$(0.54)	$—	$(0.54)	$29.25	0.80	0.94	4.17	258	(0.57)	$ 23
11/01/23	12/31/23	27.66	0.19	2.42	2.61	(0.31)	—	(0.31)	29.96	0.80	0.91	3.94	49	9.46	5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
Class C*
01/01/24	06/30/24	29.74	0.48	(0.76)	(0.28)	(0.46)	—	(0.46)	29.00	1.55	1.65	3.35	258	(0.93)	4
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
Class I*
01/01/24	06/30/24	30.07	0.65	(0.77)	(0.12)	(0.58)	—	(0.58)	29.37	0.47	0.65	4.43	258	(0.39)	1,344
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
Class R-6*
01/01/24	06/30/24	30.07	0.69	(0.80)	(0.11)	(0.59)	—	(0.59)	29.37	0.40	0.56	4.59	258	(0.37)	206
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
Carillon Reams Unconstrained Bond Fund
Class A*
01/01/24	06/30/24	12.23	0.24	(0.04)	0.20	(0.23)	—	(0.23)	12.20	0.90	1.05	3.93	296	1.69	37
11/01/23	12/31/23	11.53	0.08	0.74	0.82	(0.12)	—	(0.12)	12.23	0.80	1.10	3.76	49	7.15	6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
Class C*
01/01/24	06/30/24	12.12	0.18	(0.02)	0.16	(0.20)	—	(0.20)	12.08	1.62	1.77	3.08	296	1.34	2
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
Class I*
01/01/24	06/30/24	12.25	0.25	(0.03)	0.22	(0.25)	—	(0.25)	12.22	0.57	0.79	4.09	296	1.80	1,196
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907

The accompanying notes are an integral part of these financial statements.

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Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund — (Continued)
Class R-6*
01/01/24	06/30/24	$12.25	$0.26	$(0.04)	$0.22	$(0.25)	$—	$(0.25)	$12.22	0.48	0.69	4.26	296	1.85	$248
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34

*
Unaudited for periods beginning after December 31, 2023. Per share amounts have been calculated using the daily average share method. Classes with less than five years presented are showing results from the inception of the share class.

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d)	Per share amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

90

Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 – Organization and investment objective
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in the following series:
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Growth Fund (“Chartwell Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Eagle Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Real Income Fund (“Real Income Fund”) primarily seeks current income and, secondarily, seeks to preserve capital,
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”) seeks income and long-term capital appreciation,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.
Class offerings. As of June 30, 2024, each fund was authorized and offered Class A, Class C, Class I, and Class R-6 shares to qualified buyers.
•
For all funds except the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold

91

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.
•
Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I shares are sold without a front-end sales charge or a CDSC.
•	Prior to April 26, 2024, Class I in the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Real Income Fund, and Short Duration High Yield Fund was known as Class Chartwell.
•
On March 1, 2024, Capital Appreciation Fund, International Stock Fund, Growth & Income Fund, Mid Cap Growth Fund, Eagle Small Cap Growth Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund ,and Unconstrained Bond Fund Class R-3 and Class R-5 shares were merged into Class I shares of the same fund and Class Y shares were merged into Class A shares of the same fund. Class R-3, Class R-5 and Class Y shares are no longer available for purchase.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.
Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

92

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the fund’s valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities,

93

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the six months ended June 30, 2024, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only the Unconstrained Bond Fund held options during the six months ended June 30, 2024.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During six months ended June 30, 2024, only the Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the six months ended June 30, 2024, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –
Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –
Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –
Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in

94

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.
The following is a summary of the inputs used to value each fund’s investments as of June 30, 2024:
Mid Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks	$ 24,726,670	$ —	$ —
Total investment portfolio	$24,726,670	$—	$—

Chartwell Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks	$ 18,440,805	$ —	$ —
Total investment portfolio	$18,440,805	$—	$—

Small Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks	$ 72,517,539	$ —	$ —
Total investment portfolio	$72,517,539	$—	$—

Capital Appreciation Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$ 478,467,021	$ —	$ —
Total investment portfolio	$478,467,021	$—	$—

International Stock Fund

	Level 1	Level 2	Level 3
Common stocks(a):
Australia	$ —	$ 11,668,382	$ —
Brazil	801,268	—	—
Canada	30,172,620	—	—
China	—	11,773,579	—
Denmark	—	12,738,836	—
France	—	28,975,118	—
Germany	—	15,178,639	—
Hong Kong	—	19,907,487	—
Ireland	2,991,375	—	—
Israel	4,267,250	2,324,222	—
Italy	—	9,339,121	—
Japan	—	77,153,270	—
Mexico	1,416,024	—	—
Netherlands	—	15,974,120	—
Norway	—	719,553	—
Singapore	—	3,849,416	—
South Korea	—	19,411,676	—

95

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
International Stock Fund — (Continued)

	Level 1	Level 2	Level 3
Spain	$—	$7,892,294	$—
Sweden	—	5,357,730	—
Switzerland	—	12,760,659	—
Taiwan	10,550,267	26,227,762	—
Turkey	—	1,598,950	—
United Kingdom	1,926,391	53,777,197	—
Exchange traded funds	20,569,940	—	—
Preferred stocks	—	3,554,745	—
Total investment portfolio	$ 72,695,135	$ 340,182,756	$—

Growth & Income Fund

	Level 1	Level 2	Level 3
Domestic common stocks(a)	$ 502,860,300	$ —	$ —
Foreign common stocks(a)	68,085,283	—	—
Total investment portfolio	$570,945,583	$—	$—

Mid Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$6,248,276,914	$ —	$ —
Total investment portfolio	$6,248,276,914	$—	$—

Eagle Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$ 549,471,105	$ —	$ —
Total investment portfolio	$549,471,105	$—	$—

Mid Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$3,117,871,045	$ —	$ —
Short-term investments	544,275	—	—
Total investment portfolio	$3,118,415,320	$—	$—

Small Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$ 263,707,512	$ —	$ —
Total investment portfolio	$263,707,512	$—	$—

Real Income Fund

	Level 1	Level 2	Level 3
U.S. Treasury securities	$ —	$172,857,167	$ —
Common stocks	37,672,464	—	—
Commercial mortgage-backed securities	—	22,573,691	—

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Real Income Fund — (Continued)

	Level 1	Level 2	Level 3
Corporate bonds(a)	$—	$10,958,247	$—
Exchange traded funds	8,842,445	—	—
Asset-backed securities	—	5,221,815	—
Convertible bonds	—	1,921,000	—
Preferred stocks	1,727,180	—	—
Agency mortgage-backed securities	—	1,585,953	—
Short-term investments	—	5,979,060	—
Total investment portfolio	$ 48,242,089	$ 221,096,933	$ —

Short Duration High Yield Fund

	Level 1	Level 2	Level 3
Domestic corporate bonds	$ —	$ 205,228,713	$ —
Foreign corporate bonds	—	34,085,962	—
Total investment portfolio	$—	$239,314,675	$—

Core Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$ —	$ 156,407,271	$ —
Corporate bonds(a)	—	123,570,824	—
Asset-backed securities	—	122,329,682	—
U.S. Treasury securities	—	77,710,241	—
Commercial mortgage-backed securities	—	74,215,018	—
Short-term investments	—	71,187,888	—
Total investment portfolio	$—	$625,420,924	$—

Core Plus Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$ —	$ 489,081,103	$ —
Asset-backed securities	—	370,567,776	—
Corporate bonds(a)	—	363,549,350	—
U.S. Treasury securities	—	351,610,298	—
Commercial mortgage-backed securities	—	221,470,499	—
Short-term investments	—	225,840,991	—
Total investment portfolio	$—	$2,022,120,017	$—
Futures contracts(b)	$745,941	$—	$—
Forward contracts(b)	$—	$(308,727)	$—

Unconstrained Bond Fund

	Level 1	Level 2	Level 3
U.S. Treasury securities	$ —	$344,031,560	$ —
Asset-backed securities	—	324,399,690	—
Corporate bonds(a)	—	285,878,843	—
Agency mortgage-backed securities	—	277,138,071	—
Commercial mortgage-backed securities	—	187,519,793	—

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Unconstrained Bond Fund — (Continued)

	Level 1	Level 2	Level 3
Foreign government debt obligations	$—	$68,867,963	$—
Medium-term notes	—	25,402,784	—
Purchased options	—	4,310,423	—
Short-term investments	111,000	199,676,665	—
Total investment portfolio	$111,000	$ 1,717,225,792	$—
Written options	$—	$(1,374,778)	$ —
Futures contracts(b)	$1,268,241	$—	$—
Forward contracts(b)	$—	$7,128,475	$—
Inflation rate swaps(b)	$—	$1,783,278	$—
Credit default swaps	$—	$741,615	$—

(a)	Please see the investment portfolio for details.
(b)	Amounts presented for Futures Contracts, Inflation Rate Swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
At June 30, 2024, the Funds did not hold any Level 3 investments.
Derivatives. The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.
•
Forward currency contracts. Each of the Funds’ policies, except Capital Appreciation, Eagle Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•
Futures contracts. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by

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the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.
•
Options. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•
Swap contracts. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest

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paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.
Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.
•
Credit default swap contracts. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities

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comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
•
Interest rate swap contracts. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Inflation rate swap contracts. An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Total return swap contracts. Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership

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without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.
During the six months ended June 30, 2024, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for purchased and written options) were as follows:

	Inflation Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered	Purchased options	Written Options
Core Plus Bond Fund	$—	$27,570,200	$111,311,473	$—	$14,550,688	$17,371,941	$—	$—
Unconstrained Bond Fund	44,587,872	245,367,543	584,785,578	(73,593,531)	130,434,531	123,316,740	615,775	(371,899)

Foreign currency transactions. The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
To-Be-Announced securities. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.
Real estate investment trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.
Repurchase agreements. Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to

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repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the six months ended June 30, 2024, none of the Funds held any repurchase agreements.
Revenue recognition. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign taxes. The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.
Class allocations. Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions. Each Fund, except the Growth & Income Fund, Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Real Income, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

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Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Mid Cap Value Fund	1/1/24 to 6/30/24	$—	$—	$—	$N/A	$N/A	$—	$N/A
	1/1/23 to 12/31/23	N/A	N/A	761,157	N/A	N/A	N/A	N/A
Chartwell Small Cap Growth Fund	1/1/24 to 6/30/24	—	—	—	N/A	N/A	—	N/A
	1/1/23 to 12/31/23	N/A	N/A	—	N/A	N/A	N/A	N/A
Small Cap Value Fund	1/1/24 to 6/30/24	—	—	—	N/A	N/A	—	N/A
	1/1/23 to 12/31/23	N/A	N/A	4,936,057	N/A	N/A	N/A	N/A
Capital Appreciation Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	19,293,700	806,747	22,750,597	29,868	128,300	25,886	2,935
	11/1/22 to 10/31/23	25,413,471	2,263,619	30,230,150	48,168	138,839	4,581	3,304
International Stock Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	116,492	23,343	9,780,996	348,648	1,321	268,675	893
	11/1/22 to 10/31/23	57,300	9,518	2,856,159	94,662	381	11,379	312
Growth & Income Fund	1/1/24 to 6/30/24	1,030,375	122,278	1,936,968	—	—	53,502	—
	11/1/23 to 12/31/23	22,182,266	4,321,751	39,115,449	143,306	309,555	1,029,905	14,008
	11/1/22 to 10/31/23	15,101,681	3,555,533	38,050,282	111,845	306,672	668,899	9,590
Mid Cap Growth Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	65,825,820	7,435,941	140,755,023	4,287,892	92,075,062	376,654,688	196,390
	11/1/22 to 10/31/23	8,028,069	1,533,972	16,706,977	487,980	9,408,076	40,840,620	34,641
Eagle Small Cap Growth Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	12,762,248	933,389	18,122,297	1,434,659	1,550,153	16,619,101	1,133
	11/1/22 to 10/31/23	51,325,446	11,089,494	85,850,918	10,334,108	6,272,925	73,504,323	7,982
Mid Cap Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	10,386	—	4,917,630	—	5,522	1,118,135	1,046
	11/1/22 to 10/31/23	930,699	710,710	135,175,573	119,758	177,565	13,447,214	107,576
Small Cap Fund	1/1/24 to 6/30/24	—	—	—	—	—	—	—
	11/1/23 to 12/31/23	—	—	—	—	—	—	—
	11/1/22 to 10/31/23	427,814	54,819	7,649,474	3,079	624	244,353	3,172
Real Income Fund	1/1/24 to 6/30/24	96	91	5,537,493	N/A	N/A	101	N/A
	1/1/23 to 12/31/23	N/A	N/A	11,632,047	N/A	N/A	N/A	N/A
Short Duration High Yield Fund	1/1/24 to 6/30/24	81	76	5,215,455	N/A	N/A	86	N/A
	1/1/23 to 12/31/23	N/A	N/A	10,445,245	N/A	N/A	N/A	N/A
Core Bond Fund	1/1/24 to 6/30/24	563,760	42,177	7,620,663	2,235	3,483	291,812	300,271
	11/1/23 to 12/31/23	28,819	29,514	4,713,105	3,654	6,374	172,804	532,889
	11/1/22 to 10/31/23	112,170	99,660	12,378,867	8,721	4,076	394,969	1,847,750
Core Plus Bond Fund	1/1/24 to 6/30/24	418,089	69,611	28,862,262	1,392	446	1,203,201	217,737
	11/1/23 to 12/31/23	46,753	38,699	16,558,062	1,924	657	565,645	359,648
	11/1/22 to 10/31/23	170,449	168,091	60,314,305	7,412	2,336	814,800	1,401,453
Unconstrained Bond Fund	1/1/24 to 6/30/24	613,325	25,571	26,879,278	100	9,023	2,804,096	337,544
	11/1/23 to 12/31/23	57,558	11,041	13,089,919	109	10,096	1,079,233	457,714
	11/1/22 to 10/31/23	232,399	53,839	51,953,400	470	35,697	4,519,237	3,776,846

Other. In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure

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under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.
NOTE 3 – Purchases and sales of securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Purchases	$9,552,247	$4,257,542	$14,510,255	$46,978,356	$84,544,597
Sales	7,570,538	5,610,815	84,883,977	59,642,526	80,035,656

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Purchases	$121,736,012	$1,755,668,395	$165,366,016	$1,331,269,129	$34,491,961
Sales	188,993,633	2,221,456,731	250,595,919	1,871,001,668	51,392,445

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$33,862,375	$84,019,171	$1,300,271,633	$3,986,078,271	$3,576,196,890
Purchases - U.S. Treasury securities	155,715,889	—	167,432,060	621,448,909	888,995,301
Sales	148,752,209	76,505,496	1,274,078,925	3,858,010,406	3,495,642,182
Sales - U.S. Treasury securities	67,071,355	—	212,389,463	725,343,694	961,339,706

NOTE 4 – Investment advisory fees and other transactions with affiliates
Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Mid Cap Value Fund	All Assets	0.65%
Chartwell Small Cap Growth Fund	All Assets	0.75%
Small Cap Value Fund	All Assets	0.80%
Capital Appreciation Fund	First $1 billion	0.60%
	Over $1 billion	0.55%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Mid Cap Growth Fund, Eagle Small Cap Growth Fund, Small Cap Fund	First $500 billion	0.60%
	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund	First $1 billion	0.80%
	Over $1 billion	0.70%
Real Income Fund	First $1.75 billion	0.40%
	$1.75 billion to $3.5 billon	0.38%
	Over $3.5 billon	0.36%

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Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Short Duration High Yield Fund	All Assets	0.30%
Core Bond Fund*	All Assets	0.35%
Core Plus Bond Fund	All Assets	0.40%
Unconstrained Bond Fund*	First $3 billion	0.50%
	Over $3 billion	0.45%

*Prior to the Board approved change effective March 1, 2024, the investment advisory rate was as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Core Bond Fund	All Assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.60%
	Over $3 billion	0.55%

Subadvisory fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:
•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund
•
Chartwell Investment Partners, LLC (“Chartwell”) serves as the subadviser to the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Real Income Fund and Short Duration High Yield Fund

Administrative fees. For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.
Distribution and service fees. Pursuant to the Class A and Class C Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares. The Funds do not incur any distribution expenses related to Class I or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I and Class R-6 shares, from its own resources.

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Sales charges. During the six months ended June 30, 2024, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Front-end sales charges - Class A	$327	$326	$325	$23,224	$696
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	6	6

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Front-end sales charges - Class A	$20,541	$34,531	$9,663	$9,613	$2,654
CDSC - Class A	—	—	—	—	—
CDSC - Class C	10	35	80	—	2

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$222	$229	$936	$1,787	$34,750
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	14	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.
Agency commissions. During the six months ended June 30, 2024, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Total agency brokerage commissions	$11,220	$12,011	$122,082	$11,255	$95,386
Paid to RJA	2,193	—	2,263	—	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Total agency brokerage commissions	$47,882	$994,615	$185,233	$1,160,296	$26,908
Paid to RJA	2,356	23,635	21,907	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$86,918	$—	$—	$7,627	$136,714
Paid to RJA	12,200	—	—	—	—

Internal audit fees. RJA provides internal audit services to the Funds. RJA receives no compensation from the Funds for these services.
Expense limitations. Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 29, 2024 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

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Expense limitations rate schedule*	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1.20%	1.95%	0.90%	0.80%
Chartwell Small Cap Growth Fund	1.35%	2.10%	1.05%	0.95%
Small Cap Value Fund	1.35%	2.10%	1.05%	0.95%
Capital Appreciation Fund	1.00%	1.75%	0.70%	0.60%
International Stock Fund	1.25%	2.00%	0.95%	0.85%
Growth & Income Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Growth Fund	1.20%	1.95%	0.90%	0.80%
Eagle Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Fund	1.25%	2.00%	0.95%	0.85%
Real Income Fund	0.94%	1.69%	0.64%	0.54%
Short Duration High Yield Fund	0.79%	1.54%	0.49%	0.39%
Core Bond Fund	0.75%	1.50%	0.45%	0.35%
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.40%
Unconstrained Bond Fund	0.90%	1.65%	0.60%	0.50%

* Prior to the Board approved changes effective March 1, 2024, the expense limitation rate schedule for the below funds was as follows:

Expense limitations rate schedule	Class A	Class C	Class I	Class R-6
Mid Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.45%	2.20%	1.15%	1.05%
Core Bond Fund	0.80%	1.55%	0.40%	0.40%
Core Plus Bond Fund	0.80%	1.55%	0.40%	0.40%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	0.40%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 1/1/24 to 6/30/24	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$4	$4	$31,841	$6
Chartwell Small Cap Growth Fund	6	5	28,020	8
Small Cap Value Fund	4	4	91,325	7
Capital Appreciation Fund	106,184	3,744	182,982	123
International Stock Fund	—	—	94,191	2,634
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	1,963	241	376,013	45,247
Small Cap Fund	—	—	—	—
Real Income Fund	4	4	204,812	7
Short Duration High Yield Fund	1	1	117,485	3
Core Bond Fund	45,450	1,810	461,986	15,094
Core Plus Bond Fund	23,269	2,195	1,291,616	61,233
Unconstrained Bond Fund	53,263	1,180	1,481,222	138,273

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current

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Notes to Financial Statements
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fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest, Scout, and Chartwell for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest, Scout, and Chartwell any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2026
Mid Cap Value Fund	$4	$4	$31,841	$6
Chartwell Small Cap Growth Fund	6	5	28,020	8
Small Cap Value Fund	4	4	91,325	7
Capital Appreciation Fund	106,184	3,744	182,982	123
International Stock Fund	—	—	94,191	2,634
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	1,963	241	376,013	45,247
Small Cap Fund	—	—	—	—
Real Income Fund	4	4	204,812	7
Short Duration High Yield Fund	1	1	117,485	3
Core Bond Fund	45,450	1,810	461,986	15,094
Core Plus Bond Fund	23,269	2,195	1,291,616	61,233
Unconstrained Bond Fund	53,263	1,180	1,481,222	138,273
Recoverable expenses - 12/31/2025
Mid Cap Value Fund	$—	$—	$210,884	$—
Chartwell Small Cap Growth Fund	—	—	217,173	—
Small Cap Value Fund	—	—	302,842	—
Capital Appreciation Fund	61,968	2,465	88,102	112
International Stock Fund	791	—	94,181	2,412
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	12,006	1,291
Real Income Fund	—	—	323,500	—
Short Duration High Yield Fund	—	—	245,062	—
Core Bond Fund	23,378	1,190	253,174	6,907
Core Plus Bond Fund	10,592	850	617,895	14,225
Unconstrained Bond Fund	30,661	675	743,338	62,391
Recoverable expenses - 12/31/2024
Mid Cap Value Fund	$—	$—	$87,873	$—
Chartwell Small Cap Growth Fund	—	—	90,168	—
Small Cap Value Fund	—	—	110,804	—
Capital Appreciation Fund	245,692	10,876	418,250	93
International Stock Fund	874	—	294,852	2,957
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	118,908	—

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2024 — (Continued)
Short Duration High Yield Fund	$—	$ —	$127,119	$—
Core Bond Fund	129,396	6,487	1,141,528	25,356
Core Plus Bond Fund	47,560	4,665	3,068,216	30,912
Unconstrained Bond Fund	327,460	4,125	3,956,289	332,144

The Manager recovered previously waived expenses during the period ended June 30, 2024 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$ —	$ —	$—	$ —
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	—	—	—	—
Capital Appreciation Fund	—	—	—	—
International Stock Fund	69	150	—	—
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	910	78	47,991	836
Real Income Fund	—	—	—	—
Short Duration High Yield Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Core Plus Bond Fund	—	—	—	—
Unconstrained Bond Fund	—	—	—	—

Trustees and officers compensation. Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds.
Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.
NOTE 5 – Federal income taxes and distributions
Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2020 to October 31, 2023 and December 31, 2023) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

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Notes to Financial Statements
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For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended June 30, 2024 is estimated):

		Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Real Income Fund	Short Duration High Yield Fund
Ordinary Income	1/1/24 to 6/30/24	$—	$—	$—	$5,537,781	$5,215,698
	1/1/23 to 12/31/23	165,106	—	1,570,977	11,632,047	10,445,245
Long-term capital gain	1/1/24 to 6/30/24	—	—	—	—	—
	1/1/23 to 12/31/23	596,051	—	3,365,080	—	—

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund
	1/1/24 to 6/30/24	$—	$—	$3,143,123	$—	$—
Ordinary Income	11/1/23 to 12/31/23	4,063	10,540,368	2,158,852	—	—
	11/1/22 to 10/31/23	247,083	3,029,711	13,304,584	—	—
	1/1/24 to 6/30/24	—	—	—	—	—
Long-term capital gain	11/1/23 to 12/31/23	43,033,970	—	64,957,388	687,230,816	51,422,980
	11/1/22 to 10/31/23	57,855,049	—	44,499,918	77,040,335	238,385,196

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
	1/1/24 to 6/30/24	$—	$—	$8,824,401	$30,772,738	$30,668,937
Ordinary Income	11/1/23 to 12/31/23	6,052,719	—	5,487,159	17,571,388	14,705,670
	11/1/22 to 10/31/23	40,779,277	—	14,846,213	62,878,846	60,571,888
	1/1/24 to 6/30/24	—	—	—	—	—
Long-term capital gain	11/1/23 to 12/31/23	—	—	—	—	—
	11/1/22 to 10/31/23	109,889,818	8,383,335	—	—	—

At December 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Cost of investments	$18,512,700	$12,506,236	$110,440,451	$171,661,547	$317,536,962
Gross unrealized appreciation	5,100,213	4,695,955	36,206,178	235,310,132	64,992,388
Gross unrealized depreciation	(684,891)	(653,736)	(4,550,132)	(4,191,140)	(14,027,155)
Net unrealized appreciation/ depreciation)	4,415,322	4,042,219	31,656,046	231,118,992	50,965,233
Undistributed ordinary income	—	99,814	—	13,883	2,462,426
Undistributed long-term gain	736,931	—	4,166,061	5,407,581	—
Total undistributed earnings	736,931	99,814	4,166,061	5,421,464	2,462,426
Other accumulated gains (losses)	—	(1,139,535)	—	—	(13,741,075)
Total distributable earnings (loss)	$5,152,253	$3,002,498	$35,822,107	$236,540,456	$39,686,584

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	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Cost of investments	$392,557,550	$4,427,634,305	$448,230,088	$2,718,701,949	$166,956,731
Gross unrealized appreciation	211,407,636	2,294,970,828	182,836,404	701,730,855	114,759,949
Gross unrealized depreciation	(2,931,995)	(274,618,667)	(40,992,955)	(86,888,538)	(21,525,486)
Net unrealized appreciation/(depreciation)	208,475,641	2,020,352,161	141,843,449	614,842,317	93,234,463
Undistributed ordinary income	515,909	—	—	284,887	—
Undistributed long-term gain	16,257,748	98,434,139	13,586,073	—	—
Total undistributed earnings	16,773,657	98,434,139	13,586,073	284,887	—
Other accumulated gains (losses)	—	—	—	(65,207,899)	(2,247,546)
Total distributable earnings (loss)	$225,249,298	$2,118,786,300	$155,429,522	$549,919,305	$90,986,917

	Real Income Fund	Short Duration HighYield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$294,055,241	$234,192,771	$645,283,064	$2,014,140,481	$1,816,858,346
Gross unrealized appreciation	10,935,012	1,973,079	11,216,716	35,961,910	36,782,218
Gross unrealized depreciation	(20,074,144)	(3,384,921)	(11,758,651)	(31,849,557)	(23,101,089)
Net unrealized appreciation/(depreciation)	(9,139,132)	(1,411,842)	(541,935)	4,112,353	13,681,129
Undistributed ordinary income	—	—	—	5,931,972	9,820,214
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	—	—	—	5,931,972	9,820,214
Other accumulated gains (losses)	(18,089,612)	(2,874,553)	(69,528,703)	(170,857,612)	(57,706,043)
Total distributable earnings (loss)	$(27,228,744)	$(4,286,395)	$(70,070,638)	$(160,813,287)	$(34,204,700)

At December 31, 2023, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.
NOTE 6 – Other derivative information
At June 30, 2024, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Core Plus Bond Fund	Interest rate	Unrealized depreciation - open futures contracts^	$745,941	$ N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	308,727
	Total		$745,941	$308,727

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Notes to Financial Statements
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	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$2,017,648	$1,276,033
	Inflation & currency	Unrealized appreciation - open inflation swap contracts*	1,783,278	N/A
	Interest rate	Unrealized appreciation - open futures contracts^	1,268,241	N/A
	Currency	Unrealized appreciation - open forward contracts	7,885,935	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	757,460
	Interest rate	Written options, at value	N/A	1,374,778
	Total		$12,955,102	$3,408,271

*Included in Deposit at broker - open swap contracts.
^Included in Deposit at broker - open futures contracts.
Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of June 30, 2024 the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).
For the six months ended June 30, 2024, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Credit	Swap contracts	$5,698,348	$(4,344,333)
	Interest rate	Futures contracts	(131,783)	745,941
	Currency	Forward contracts	2,800,594	(3,128,648)
	Total		$8,367,159	$(6,727,040)
Unconstrained Bond Fund	Credit	Written options	$927,372	$281,100
	Credit	Swap contracts	9,697,241	(7,319,554)
	Inflation & currency	Swap contracts	—	402,562
	Interest rate	Futures contracts	3,449,169	3,032,932
	Currency	Forward contracts	6,445,799	2,735,985
	Total		$20,519,581	$(866,975)

Refer to Note 2 for additional information regarding investments in derivatives.

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 7 – Securities lending
To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”
NOTE 8 – Line of credit
As of June 30, 2024, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund, except International Stock Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of June 30, 2024 was 7.50% (prime rate of 8.50% minus 1.00%). The following table shows the

114

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
details of the Funds’ borrowing activity during the six months ended June 30, 2024. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$2,940,000	$66,357	$2,516	7.50%
International Stock Fund	266,000	2,066	78	7.50
Mid Cap Growth Fund	20,458,000	305,456	11,582	7.50
Eagle Small Cap Growth Fund	9,080,000	203,703	7,724	7.50
Mid Cap Fund	69,182,000	2,157,637	81,810	7.50
Small Cap Fund	3,400,000	87,626	3,323	7.50

As of June 30, 2024, none of the Funds had any outstanding borrowings under the line of credit.
NOTE 9 – Other matters
In February 2022, Russia commenced a military attack on Ukraine, which became the start of the ongoing Ukraine Russia war. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on foreign economies and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflicts and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 10 – Subsequent events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Manager has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the Funds’ financial statements.

115

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On February 15, 2024, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ending December 31, 2024, in connection with a decision by the Board to consolidate with a single independent registered public accounting firm the audit of all series of Carillon Series Trust (the “Trust”). On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Small Cap Value Fund (the “Carillon Chartwell Funds”), each a series of the Trust.

The reports of Cohen or its predecessor on the financial statements of the Carillon Chartwell Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024: (i) there were no disagreements between the registrant and Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen or its predecessor, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Carillon Chartwell Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024, neither the registrant, nor anyone acting on its behalf, consulted with PwC on behalf of the Carillon Chartwell Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Carillon Chartwell Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Companies

Not applicable to the Trust.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable during the period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Trust.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Trust.

Item 19. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to the Trust.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(4) On February 15, 2024, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ending December 31, 2024, in connection with a decision by the Board to consolidate with a single independent registered public accounting firm the audit of all series of Carillon Series Trust (the “Trust”). On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Small Cap Value Fund (the “Carillon Chartwell Funds”), each a series of the Trust.

The reports of Cohen or its predecessor on the financial statements of the Carillon Chartwell Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024: (i) there were no disagreements between the registrant and Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen or its predecessor, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Carillon Chartwell Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024, neither the registrant, nor anyone acting on its behalf, consulted with PwC on behalf of the Carillon Chartwell Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Carillon Chartwell Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

The Trust has received a letter from Cohen addressed to the U.S. Securities and Exchange Commission stating that it agrees with these statements. A copy of this letter is filed as an Exhibit to this Form N-CSR.

Information in response to Item 4.02 of Form 8-K under the Securities Exchange Act of 1934, as amended, is not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date: January 15, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: January 15, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: January 15, 2025	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer